UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex
U.S. Index Fund

July 31, 2015

1.899285.105

SGX-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 4.7%
AGL Energy Ltd.	106,381	$ 1,297,023
Alumina Ltd.	416,322	451,901
Amcor Ltd.	192,425	2,026,811
AMP Ltd.	473,617	2,288,318
APA Group unit	176,414	1,169,575
Aristocrat Leisure Ltd.	85,102	533,099
Asciano Ltd.	158,514	941,989
ASX Ltd.	31,319	1,017,577
Aurizon Holdings Ltd.	340,521	1,319,190
Australia & New Zealand Banking Group Ltd.	442,434	10,568,618
Bank of Queensland Ltd.	58,458	587,536
Bendigo & Adelaide Bank Ltd.	70,748	679,512
BHP Billiton Ltd.	513,615	9,916,577
Boral Ltd.	123,445	599,141
Brambles Ltd.	250,534	1,992,431
Caltex Australia Ltd.	43,366	1,095,179
Cimic Group Ltd.	17,302	300,996
Coca-Cola Amatil Ltd.	89,325	605,911
Cochlear Ltd.	8,943	596,622
Commonwealth Bank of Australia	259,269	16,593,730
Computershare Ltd.	75,206	679,452
Crown Ltd.	57,634	574,199
CSL Ltd.	75,934	5,492,672
DEXUS Property Group unit	154,613	879,252
Federation Centres unit	530,112	1,162,456
Flight Centre Travel Group Ltd. (e)	9,128	237,661
Fortescue Metals Group Ltd. (e)	251,281	340,715
Goodman Group unit	282,703	1,351,437
Harvey Norman Holdings Ltd.	83,851	273,357
Healthscope Ltd.	181,518	363,545
Iluka Resources Ltd.	63,838	367,700
Incitec Pivot Ltd.	260,133	688,322
Insurance Australia Group Ltd.	377,218	1,624,035
Lend Lease Group unit	88,281	1,006,007
Macquarie Group Ltd.	46,551	2,795,273
Medibank Private Ltd. (a)	434,226	663,361
Mirvac Group unit	602,843	832,825
National Australia Bank Ltd.	420,461	10,686,072
Newcrest Mining Ltd. (a)	123,130	1,018,494
Orica Ltd. (e)	58,129	816,221
Origin Energy Ltd.	178,775	1,481,861
Platinum Asset Management Ltd.	35,000	193,921
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	155,051	$ 425,004
QBE Insurance Group Ltd.	218,443	2,331,195
Ramsay Health Care Ltd.	22,945	1,121,688
realestate.com.au Ltd.	8,162	258,985
Rio Tinto Ltd.	69,526	2,686,347
Santos Ltd.	161,347	872,731
Scentre Group unit	848,074	2,454,803
SEEK Ltd.	51,459	567,971
Sonic Healthcare Ltd.	62,345	941,954
South32 Ltd. (a)	849,980	1,109,008
South32 Ltd. sponsored ADR (a)	2,887	18,390
SP AusNet	269,160	273,472
Stockland Corp. Ltd. unit	381,594	1,185,436
Suncorp Group Ltd.	205,923	2,147,912
Sydney Airport unit	167,703	687,688
Tabcorp Holdings Ltd.	132,791	470,758
Tatts Group Ltd.	229,393	667,346
Telstra Corp. Ltd.	678,608	3,219,225
The GPT Group unit	287,344	968,257
TPG Telecom Ltd.	43,176	300,131
Transurban Group unit	304,542	2,219,372
Treasury Wine Estates Ltd.	103,592	436,908
Wesfarmers Ltd.	179,470	5,568,744
Westfield Corp. unit	314,835	2,308,190
Westpac Banking Corp.	499,031	12,688,511
Woodside Petroleum Ltd.	118,832	3,096,568
Woolworths Ltd.	202,170	4,226,398
WorleyParsons Ltd.	32,150	216,200
TOTAL AUSTRALIA		141,579,766
Austria - 0.1%
Andritz AG	12,785	714,413
Erste Group Bank AG (a)	45,032	1,349,665
IMMOEAST AG (a)	928	0
OMV AG	23,179	616,680
Raiffeisen International Bank-Holding AG (a)	18,372	268,355
Voestalpine AG	17,615	756,029
TOTAL AUSTRIA		3,705,142
Bailiwick of Jersey - 0.9%
Experian PLC	158,218	2,967,444
Glencore Xstrata PLC	1,781,053	5,785,273
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Petrofac Ltd.	41,376	$ 568,611
Randgold Resources Ltd.	14,511	875,392
Shire PLC	94,498	8,400,510
Wolseley PLC	41,580	2,763,566
WPP PLC	210,086	4,826,895
TOTAL BAILIWICK OF JERSEY		26,187,691
Belgium - 0.9%
Ageas	33,913	1,396,500
Anheuser-Busch InBev SA NV	128,410	15,342,645
Belgacom SA	24,642	927,993
Colruyt NV	11,194	543,263
Delhaize Group SA	16,560	1,499,342
Groupe Bruxelles Lambert SA	12,910	1,065,791
KBC Groep NV	39,821	2,775,322
Solvay SA Class A	9,443	1,262,642
Telenet Group Holding NV (a)	8,559	482,780
UCB SA	20,404	1,578,917
Umicore SA	15,992	700,070
TOTAL BELGIUM		27,575,265
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	376,000	348,727
Alibaba Pictures Group Ltd. (a)(e)	1,500,000	433,420
Beijing Enterprises Water Group Ltd.	656,000	489,950
Brilliance China Automotive Holdings Ltd.	472,000	625,899
Cheung Kong Infrastructure Holdings Ltd.	102,000	887,466
China Gas Holdings Ltd.	300,000	526,295
China Resources Gas Group Ltd.	132,000	402,693
Cosco Pacific Ltd.	257,377	335,985
Credicorp Ltd. (United States)	10,361	1,366,616
First Pacific Co. Ltd.	362,078	290,044
GOME Electrical Appliances Holdings Ltd.	1,814,418	315,966
Haier Electronics Group Co. Ltd.	186,000	437,150
Hanergy Thin Film Power Group Ltd. (a)	1,902,000	532,560
Kerry Properties Ltd.	97,000	362,234
Kunlun Energy Co. Ltd.	480,000	457,567
Li & Fung Ltd.	950,000	735,266
Luye Pharma Group Ltd.	200,000	208,970
Nine Dragons Paper (Holdings) Ltd.	233,000	172,219
Noble Group Ltd.	746,497	247,590
NWS Holdings Ltd.	246,786	371,183
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd. (e)	58,736	$ 531,025
Shangri-La Asia Ltd.	210,000	270,887
Sihuan Pharmaceutical Holdings Group Ltd.	614,000	357,648
Yue Yuen Industrial (Holdings) Ltd.	113,000	367,323
TOTAL BERMUDA		11,074,683
Brazil - 0.8%
Ambev SA	652,930	3,710,924
B2W Companhia Global do Varejo (a)	18,300	96,205
Banco Bradesco SA	111,120	897,671
Banco do Brasil SA	127,900	823,667
Banco Santander SA (Brasil) unit	77,000	359,818
BB Seguridade Participacoes SA	108,300	1,020,072
BM&F BOVESPA SA	280,200	854,361
BR Malls Participacoes SA	64,600	242,442
Brasil Foods SA	90,800	1,905,926
CCR SA	130,600	580,538
Cetip SA - Mercados Organizado	30,460	315,458
Cielo SA	127,316	1,626,054
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	51,500	262,768
Companhia Siderurgica Nacional SA (CSN)	88,800	112,298
Cosan SA Industria e Comercio	17,100	103,880
CPFL Energia SA	37,150	209,189
Cyrela Brazil Realty SA	34,600	93,979
Drogasil SA	32,500	412,995
Duratex SA	44,866	91,201
Ecorodovias Infraestrutura e Logistica SA	31,200	63,239
Embraer SA	99,700	695,930
Energias do Brasil SA	36,600	139,497
Estacio Participacoes SA	44,200	183,309
Fibria Celulose SA	37,295	496,039
Hypermarcas SA (a)	53,100	314,200
JBS SA	108,900	490,121
Klabin SA unit	80,800	500,996
Kroton Educacional SA	203,392	570,266
Localiza Rent A Car SA	21,660	177,761
Lojas Americanas SA	14,375	56,048
Lojas Renner SA	20,400	648,770
M. Dias Branco SA	5,100	115,139
Multiplan Empreendimentos Imobiliarios SA	13,600	185,295
Natura Cosmeticos SA	25,700	191,102
Common Stocks - continued
	Shares	Value
Brazil - continued
Odontoprev SA	40,800	$ 132,507
Petroleo Brasileiro SA - Petrobras (ON) (a)	384,011	1,298,748
Porto Seguro SA	16,600	188,740
Qualicorp SA	33,000	196,133
Souza Cruz SA	56,500	400,819
Sul America SA unit	25,242	127,391
Terna Participacoes SA unit	12,000	73,424
TIM Participacoes SA	125,703	344,734
Totvs SA	18,000	184,313
Tractebel Energia SA	27,200	287,971
Ultrapar Participacoes SA	53,600	1,100,037
Vale SA	177,100	924,306
Vale SA sponsored ADR (e)	26,400	138,864
Via Varejo SA unit	18,900	47,747
Weg SA	83,520	458,586
TOTAL BRAZIL		24,451,478
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)	33,664	744,914
Agrium, Inc.	21,916	2,242,123
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	66,717	2,977,613
AltaGas Ltd. (e)	22,310	610,695
ARC Resources Ltd. (e)	53,571	801,609
ATCO Ltd. Class I (non-vtg.)	12,265	368,086
Bank of Montreal	103,345	5,766,807
Bank of Nova Scotia	194,311	9,536,891
Barrick Gold Corp.	187,906	1,328,998
Baytex Energy Corp. (e)	31,679	272,742
BCE, Inc.	23,091	950,406
BlackBerry Ltd. (a)	78,489	608,540
Bombardier, Inc. Class B (sub. vtg.)	321,547	400,751
Brookfield Asset Management, Inc. Class A	135,772	4,740,107
CAE, Inc.	41,838	474,090
Cameco Corp.	62,197	854,118
Canadian Imperial Bank of Commerce	63,401	4,530,686
Canadian National Railway Co.	129,289	8,065,672
Canadian Natural Resources Ltd.	175,076	4,272,987
Canadian Oil Sands Ltd.	76,197	434,629
Canadian Pacific Railway Ltd.	25,490	4,103,425
Canadian Tire Ltd. Class A (non-vtg.)	11,953	1,191,690
Canadian Utilities Ltd. Class A (non-vtg.)	19,434	545,938
Cenovus Energy, Inc.	132,547	1,931,679
Common Stocks - continued
	Shares	Value
Canada - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	36,392	$ 1,359,570
CI Financial Corp.	39,103	988,152
Constellation Software, Inc.	3,052	1,357,036
Constellation Software, Inc. rights 9/15/15 (a)	2,712	487
Crescent Point Energy Corp. (e)	80,194	1,214,698
Dollarama, Inc.	19,448	1,157,646
Eldorado Gold Corp.	112,703	387,784
Empire Co. Ltd. Class A (non-vtg.)	8,634	583,588
Enbridge, Inc.	136,401	5,945,805
Encana Corp.	130,097	988,771
Enerplus Corp.	31,673	201,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,269	1,576,549
Finning International, Inc.	27,003	469,510
First Capital Realty, Inc.	16,760	237,204
First Quantum Minerals Ltd.	107,997	862,919
Fortis, Inc.	44,716	1,280,433
Franco-Nevada Corp.	25,044	1,016,811
George Weston Ltd.	8,268	694,389
Gildan Activewear, Inc.	36,869	1,189,077
Goldcorp, Inc.	130,572	1,742,158
Great-West Lifeco, Inc.	48,194	1,364,916
H&R REIT/H&R Finance Trust	21,258	362,955
Husky Energy, Inc.	55,692	1,016,879
IGM Financial, Inc. (e)	16,421	484,902
Imperial Oil Ltd.	47,715	1,765,439
Industrial Alliance Insurance and Financial Services, Inc.	15,907	535,767
Intact Financial Corp.	21,183	1,460,952
Inter Pipeline Ltd.	54,274	1,135,403
Jean Coutu Group, Inc. Class A (sub. vtg.)	13,614	214,539
Keyera Corp.	26,517	871,431
Kinross Gold Corp. (a)	179,946	330,214
Loblaw Companies Ltd.	36,135	1,970,523
Magna International, Inc. Class A (sub. vtg.)	65,687	3,569,001
Manulife Financial Corp.	315,058	5,581,599
MEG Energy Corp. (a)	25,155	269,659
Methanex Corp.	14,922	672,480
Metro, Inc. Class A (sub. vtg.)	40,899	1,112,968
National Bank of Canada	52,660	1,841,701
Onex Corp. (sub. vtg.)	13,746	788,699
Open Text Corp.	20,027	908,975
Paramount Resources Ltd. Class A (a)	10,008	150,749
Pembina Pipeline Corp.	54,460	1,585,268
Common Stocks - continued
	Shares	Value
Canada - continued
Peyto Exploration & Development Corp.	23,104	$ 499,937
Potash Corp. of Saskatchewan, Inc.	133,185	3,623,292
Power Corp. of Canada (sub. vtg.) (e)	59,941	1,409,325
Power Financial Corp.	40,559	1,076,425
PrairieSky Royalty Ltd. (e)	23,724	487,051
Restaurant Brands International, Inc.	32,703	1,414,792
RioCan (REIT)	24,311	497,987
Rogers Communications, Inc. Class B (non-vtg.)	57,943	2,031,782
Royal Bank of Canada	230,662	13,449,772
Saputo, Inc.	40,204	921,294
Shaw Communications, Inc. Class B	64,031	1,358,612
Silver Wheaton Corp.	63,477	830,926
SNC-Lavalin Group, Inc.	24,045	787,435
Sun Life Financial, Inc.	98,055	3,200,648
Suncor Energy, Inc.	231,606	6,523,963
Teck Resources Ltd. Class B (sub. vtg.)	93,029	684,994
TELUS Corp.	32,544	1,111,052
The Toronto-Dominion Bank	295,634	11,928,437
Thomson Reuters Corp.	57,500	2,327,962
Tourmaline Oil Corp. (a)	27,219	673,061
TransAlta Corp.	40,795	258,585
TransCanada Corp.	113,558	4,413,467
Turquoise Hill Resources Ltd. (a)	159,609	543,075
Valeant Pharmaceuticals International, Inc. (Canada) (a)	51,116	13,105,644
Veresen, Inc.	45,122	510,613
Vermilion Energy, Inc. (e)	16,830	566,212
West Fraser Timber Co. Ltd.	11,005	484,259
Yamana Gold, Inc.	142,471	282,142
TOTAL CANADA		184,006,794
Cayman Islands - 1.3%
AAC Technology Holdings, Inc.	109,000	618,655
Anta Sports Products Ltd.	148,000	379,531
ASM Pacific Technology Ltd.	40,600	367,648
Belle International Holdings Ltd.	728,000	756,895
Casetek Holdings	20,000	113,076
Chailease Holding Co. Ltd.	143,977	299,232
China Conch Venture Holdings Ltd.	100,000	206,132
China Huishan Dairy Hld Co. Ltd. (e)	980,000	297,073
China Medical System Holdings Ltd.	160,000	212,582
China Mengniu Dairy Co. Ltd.	213,000	963,024
China Resources Cement Holdings Ltd.	289,035	150,626
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Resources Land Ltd.	422,465	$ 1,185,276
China State Construction International Holdings Ltd.	260,000	404,474
CK Hutchison Holdings Ltd.	432,616	6,423,139
Country Garden Holdings Co. Ltd.	843,537	330,786
ENN Energy Holdings Ltd.	118,000	783,896
Evergrande Real Estate Group Ltd. (e)	870,000	575,713
GCL-Poly Energy Holdings Ltd. (a)	1,524,000	308,641
Geely Automobile Holdings Ltd.	805,000	338,519
Haitian International Holdings Ltd.	99,000	205,093
Hengan International Group Co. Ltd.	113,500	1,268,627
Kingsoft Corp. Ltd.	130,000	347,123
Longfor Properties Co. Ltd.	235,500	336,589
MGM China Holdings Ltd.	144,800	307,445
New World China Land Ltd.	382,000	235,538
Sands China Ltd.	389,600	1,723,783
Semiconductor Manufacturing International Corp. (a)	4,192,000	376,679
Shenzhou International Group Holdings Ltd.	83,000	436,290
Shimao Property Holdings Ltd.	205,500	367,935
Shui On Land Ltd.	560,170	153,188
Sino Biopharmaceutical Ltd.	440,000	510,249
SOHO China Ltd.	328,000	206,473
Sunac China Holdings Ltd.	300,000	268,565
Tencent Holdings Ltd.	784,500	14,615,737
Tingyi (Cayman Islands) Holding Corp.	300,000	577,377
TPK Holding Co. Ltd.	43,496	148,375
Want Want China Holdings Ltd.	924,000	957,099
WH Group Ltd. (a)	922,000	591,094
Wynn Macau Ltd.	249,200	514,968
Zhen Ding Technology Holding Ltd.	45,230	139,862
TOTAL CAYMAN ISLANDS		39,003,007
Chile - 0.2%
AES Gener SA	390,161	209,484
Aguas Andinas SA	397,551	209,991
Banco de Chile	3,483,288	373,283
Banco de Credito e Inversiones	4,850	212,797
Banco Santander Chile	9,725,298	490,448
Cencosud SA	196,745	414,530
Colbun SA	1,161,948	307,118
Compania Cervecerias Unidas SA	22,736	239,467
Compania de Petroleos de Chile SA (COPEC)	68,185	682,143
CorpBanca SA	20,363,675	205,389
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Electricidad SA	523,210	$ 713,962
Empresa Nacional de Telecomunicaciones SA (ENTEL)	18,401	189,466
Empresas CMPC SA	185,467	485,757
Enersis SA	3,039,048	915,005
LATAM Airlines Group SA (a)	47,807	301,364
S.A.C.I. Falabella	81,134	527,684
Sonda SA	70,000	128,538
Vina Concha y Toro SA	59,320	92,825
TOTAL CHILE		6,699,251
China - 2.4%
Agricultural Bank of China Ltd. (H Shares)	3,516,000	1,587,400
Air China Ltd. (H Shares)	266,000	267,294
Aluminum Corp. of China Ltd. (H Shares) (a)	604,000	208,648
Anhui Conch Cement Co. Ltd. (H Shares)	182,500	567,348
AviChina Industry & Technology Co. Ltd. (H Shares)	356,000	298,492
Bank Communications Co. Ltd. (H Shares)	1,352,200	1,189,583
Bank of China Ltd. (H Shares)	12,095,024	6,615,185
BBMG Corp. (H Shares)	171,500	131,629
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	321,567
BYD Co. Ltd. (H Shares)	95,000	420,327
CGN Power Co. Ltd.	1,023,000	449,986
China Cinda Asset Management Co. Ltd. (H Shares)	1,278,000	570,396
China CITIC Bank Corp. Ltd. (H Shares)	1,276,293	910,427
China Coal Energy Co. Ltd. (H Shares)	614,000	300,177
China Communications Construction Co. Ltd. (H Shares)	687,000	882,644
China Communications Services Corp. Ltd. (H Shares)	342,000	154,847
China Construction Bank Corp. (H Shares)	12,831,649	10,477,450
China Cosco Holdings Co. Ltd. (H Shares) (a)	359,500	183,638
China Everbright Bank Co. Ltd. (H Shares)	530,000	295,345
China Galaxy Securities Co. Ltd. (H Shares)	487,500	439,563
China International Marine Containers (Group) Ltd. (H Shares)	75,200	159,474
China Life Insurance Co. Ltd. (H Shares)	1,133,000	4,173,127
China Longyuan Power Grid Corp. Ltd. (H Shares)	443,000	506,870
China Merchants Bank Co. Ltd. (H Shares)	701,191	1,813,511
China Minsheng Banking Corp. Ltd. (H Shares)	964,860	1,086,546
China National Building Materials Co. Ltd. (H Shares)	424,000	321,051
China Oilfield Services Ltd. (H Shares)	268,000	328,764
China Pacific Insurance (Group) Co. Ltd. (H Shares)	402,600	1,687,822
China Petroleum & Chemical Corp. (H Shares)	3,899,800	2,939,275
China Railway Construction Corp. Ltd. (H Shares)	297,000	385,411
China Railway Group Ltd. (H Shares)	591,000	504,679
Common Stocks - continued
	Shares	Value
China - continued
China Shenhua Energy Co. Ltd. (H Shares)	523,000	$ 995,766
China Shipping Container Lines Co. Ltd. (H Shares) (a)	594,000	186,192
China Southern Airlines Ltd. (H Shares)	274,000	270,794
China Telecom Corp. Ltd. (H Shares)	2,134,000	1,194,685
China Vanke Co. Ltd. (H Shares)	193,500	460,269
Chongqing Changan Automobile Co. Ltd. (B Shares)	126,000	268,178
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	348,000	249,139
CITIC Securities Co. Ltd. (H Shares)	328,500	898,340
CSR Corp. Ltd. (H Shares)	668,800	843,732
Dalian Wanda Commercial Properties Co., Ltd.	87,800	636,503
Datang International Power Generation Co. Ltd. (H Shares)	416,000	179,766
Dongfeng Motor Group Co. Ltd. (H Shares)	400,000	460,766
GF Securities Co. Ltd. (a)	140,000	271,971
Great Wall Motor Co. Ltd. (H Shares)	160,000	529,391
Guangzhou Automobile Group Co. Ltd. (H Shares)	321,376	257,439
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	148,000	147,956
Haitong Securities Co. Ltd. (H Shares)	504,000	911,482
Huadian Power International Corp. Ltd. (H Shares)	240,000	242,715
Huaneng Power International, Inc. (H Shares)	522,000	632,561
Huaneng Renewables Corp. Ltd. (H Shares)	598,000	253,785
Huatai Securities Co. Ltd. (a)	125,000	267,018
Industrial & Commercial Bank of China Ltd. (H Shares)	11,233,008	7,716,942
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	150,200	154,856
Jiangsu Expressway Co. Ltd. (H Shares)	178,000	222,032
Jiangxi Copper Co. Ltd. (H Shares)	194,000	262,761
New China Life Insurance Co. Ltd. (H Shares)	116,500	500,426
People's Insurance Co. of China Group (H Shares)	968,000	501,962
PetroChina Co. Ltd. (H Shares)	3,222,000	3,174,111
PICC Property & Casualty Co. Ltd. (H Shares)	535,334	1,114,545
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	795,000	4,573,739
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	264,000	177,083
Shanghai Electric Group Co. Ltd. (H Shares) (e)	412,000	254,567
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	58,000	172,078
Shanghai Pharma Holding Co. Ltd. (H Shares)	101,000	239,201
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	169,000	138,430
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	510,000	207,887
Sinopharm Group Co. Ltd. (H Shares)	184,800	710,375
Sinotrans Ltd. (H Shares)	277,000	170,438
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	277,363
Weichai Power Co. Ltd. (H Shares)	144,400	216,815
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	262,000	149,405
Zhejiang Expressway Co. Ltd. (H Shares)	210,000	241,902
Common Stocks - continued
	Shares	Value
China - continued
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	77,000	$ 522,948
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	274,479
ZTE Corp. (H Shares)	104,736	232,918
TOTAL CHINA		72,544,187
Colombia - 0.1%
Almacenes Exito SA	29,767	220,152
Cementos Argos SA	60,542	207,482
Corporacion Financiera Colombiana SA	12,426	163,091
Ecopetrol SA	739,838	413,590
Grupo de Inversiones Suramerica SA	34,990	449,524
Interconexion Electrica SA ESP	58,392	143,547
Inversiones Argos SA	43,364	261,991
Isagen SA	120,787	122,884
TOTAL COLOMBIA		1,982,261
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	23,756	574,941
Komercni Banka A/S	2,231	498,794
TOTAL CZECH REPUBLIC		1,073,735
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	619	1,022,124
Series B	1,138	1,937,741
Carlsberg A/S Series B	17,250	1,502,903
Coloplast A/S Series B	17,592	1,268,620
Danske Bank A/S	112,793	3,522,473
DSV de Sammensluttede Vognmaend A/S	28,728	981,720
ISS Holdings A/S	23,213	799,406
Novo Nordisk A/S:
Series B	285,858	16,870,334
Series B sponsored ADR	18,490	1,090,170
Novozymes A/S Series B	38,253	1,996,856
Pandora A/S	18,447	2,074,146
TDC A/S	132,260	997,568
Tryg A/S	19,296	388,768
Vestas Wind Systems A/S	35,854	1,957,107
William Demant Holding A/S (a)	4,064	309,517
TOTAL DENMARK		36,719,453
Egypt - 0.0%
Commercial International Bank SAE	98,030	701,104
Common Stocks - continued
	Shares	Value
Egypt - continued
Commercial International Bank SAE sponsored GDR	32,139	$ 215,653
Global Telecom Holding (a)	361,388	118,616
Global Telecom Holding GDR (a)	10,000	16,500
Talaat Moustafa Group Holding	144,904	151,750
TOTAL EGYPT		1,203,623
Finland - 0.6%
Elisa Corp. (A Shares)	22,150	746,086
Fortum Corp.	72,258	1,269,718
Kone Oyj (B Shares)	53,992	2,262,763
Metso Corp.	18,102	497,212
Neste Oyj	20,055	557,463
Nokia Corp.	589,371	4,173,516
Nokian Tyres PLC	18,084	543,390
Orion Oyj (B Shares)	15,822	660,829
Sampo Oyj (A Shares)	71,441	3,530,704
Stora Enso Oyj (R Shares)	89,601	841,849
UPM-Kymmene Corp.	85,341	1,574,593
Wartsila Corp.	23,766	1,091,544
TOTAL FINLAND		17,749,667
France - 6.5%
Accor SA	33,674	1,652,192
Aeroports de Paris	4,599	551,553
Air Liquide SA	22,090	2,876,064
Air Liquide SA (a)	20,240	2,635,198
Alcatel-Lucent SA (a)	452,373	1,707,031
Alstom SA (a)	35,248	1,035,909
Arkema SA	10,524	820,386
Atos Origin SA	13,952	1,062,175
AXA SA	312,257	8,230,470
BIC SA	4,474	766,271
BNP Paribas SA	169,419	11,035,481
Bollore Group	139,781	773,713
Bouygues SA	32,646	1,198,044
Bureau Veritas SA	43,254	1,010,641
Capgemini SA	24,883	2,378,881
Carrefour SA	89,681	3,078,372
Casino Guichard Perrachon SA	8,966	665,750
Christian Dior SA	8,707	1,804,915
CNP Assurances	28,488	479,160
Compagnie de St. Gobain	76,719	3,636,938
Common Stocks - continued
	Shares	Value
France - continued
Credit Agricole SA	164,565	$ 2,592,622
Danone SA	92,484	6,274,321
Dassault Systemes SA	20,642	1,559,021
Edenred SA	33,018	823,692
EDF SA	14,685	349,812
EDF SA (a)	14,200	338,259
EDF SA (a)	9,060	215,819
Essilor International SA	32,721	4,190,119
Eurazeo SA	6,372	414,075
Eutelsat Communications	26,512	807,991
Fonciere des Regions	4,749	410,154
GDF Suez	233,766	4,488,985
Gecina SA	5,506	705,378
Groupe Eurotunnel SA	75,289	1,081,948
Hermes International SCA	4,235	1,648,578
ICADE	5,448	403,990
Iliad SA	4,274	1,014,122
Imerys SA	5,685	428,432
JCDecaux SA	12,561	480,829
Kering SA	12,113	2,336,025
Klepierre SA	27,410	1,247,620
L'Oreal SA	17,390	3,253,441
L'Oreal SA (a)	8,931	1,670,873
L'Oreal SA (a)	14,100	2,637,925
Lagardere S.C.A. (Reg.)	18,468	551,988
Legrand SA	42,200	2,597,702
LVMH Moet Hennessy - Louis Vuitton SA	44,662	8,372,842
Michelin CGDE Series B	29,731	2,912,565
Natixis SA	150,882	1,108,740
Numericable Group SA (a)	15,200	828,744
Orange SA	296,387	4,875,639
Pernod Ricard SA	33,936	4,064,317
Peugeot Citroen SA (a)	69,646	1,395,537
Publicis Groupe SA	30,075	2,277,079
Remy Cointreau SA	3,810	271,103
Renault SA	30,734	2,827,878
Rexel SA	47,789	753,412
Safran SA	46,645	3,527,551
Sanofi SA	184,182	19,853,172
Sanofi SA sponsored ADR	11,693	631,305
Schneider Electric SA	88,767	6,199,285
SCOR SE	25,081	961,879
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A	115,817	$ 5,698,382
Sodexo SA	7,308	681,087
Sodexo SA (a)	6,008	559,931
Sodexo SA (a)	1,778	165,705
Suez Environnement SA	47,188	904,592
Technip SA	16,682	949,395
Thales SA	16,306	1,103,674
Total SA	328,905	16,229,136
Total SA sponsored ADR	13,548	667,781
Unibail-Rodamco	15,628	4,158,704
Valeo SA	12,757	1,702,261
Vallourec SA	17,548	287,172
Veolia Environnement SA	71,701	1,601,519
VINCI SA	75,288	4,828,807
Vivendi SA	184,351	4,845,964
Wendel SA	4,666	621,338
Zodiac Aerospace	31,809	948,464
TOTAL FRANCE		196,737,825
Germany - 5.9%
adidas AG	33,470	2,737,400
Allianz SE	73,050	11,966,506
Axel Springer Verlag AG	6,844	383,037
BASF AG	146,971	12,678,826
Bayer AG	132,386	19,526,270
Bayerische Motoren Werke AG (BMW)	53,164	5,330,766
Beiersdorf AG	16,306	1,393,606
Brenntag AG	24,264	1,349,185
Commerzbank AG (a)	170,355	2,204,884
Continental AG	17,610	3,936,694
Daimler AG (Germany)	153,973	13,763,118
Deutsche Annington Immobilien SE	71,668	2,235,346
Deutsche Bank AG	220,605	7,749,817
Deutsche Boerse AG	30,774	2,792,691
Deutsche Lufthansa AG (a)	36,463	494,562
Deutsche Post AG	154,571	4,671,729
Deutsche Telekom AG	507,547	9,177,689
Deutsche Wohnen AG (Bearer)	54,120	1,337,636
E.ON AG	320,555	4,228,115
Evonik Industries AG	21,831	873,562
Fraport AG Frankfurt Airport Services Worldwide	6,251	410,468
Fresenius Medical Care AG & Co. KGaA	32,290	2,642,037
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA sponsored ADR (e)	4,913	$ 200,942
Fresenius SE & Co. KGaA	60,524	4,176,340
GEA Group AG	28,811	1,219,787
Hannover Reuck SE	9,747	1,033,854
HeidelbergCement Finance AG	22,573	1,721,721
Henkel AG & Co. KGaA	18,106	1,828,020
Hugo Boss AG	10,820	1,304,761
Infineon Technologies AG	181,037	2,028,998
K&S AG	30,963	1,270,431
Kabel Deutschland Holding AG (a)	3,505	475,397
Lanxess AG	14,259	822,617
Linde AG	29,686	5,610,916
MAN SE	5,670	591,199
Merck KGaA	20,762	2,111,909
Metro AG	26,238	826,050
Muenchener Rueckversicherungs AG	27,551	5,062,144
OSRAM Licht AG	14,054	800,140
ProSiebenSat.1 Media AG	34,952	1,786,870
RWE AG	78,750	1,638,932
SAP AG	157,300	11,300,908
Siemens AG	123,833	13,268,210
Siemens AG sponsored ADR	2,955	316,392
Symrise AG	19,600	1,302,951
Telefonica Deutschland Holding AG	93,435	580,288
Thyssenkrupp AG	69,201	1,754,460
TUI AG	26,331	450,398
TUI AG	47,371	815,226
United Internet AG	19,882	983,358
Volkswagen AG	5,535	1,118,806
TOTAL GERMANY		178,285,969
Greece - 0.1%
Alpha Bank AE (a)	576,027	168,338
EFG Eurobank Ergasias SA (a)	1,238,705	158,540
Folli Follie SA	5,021	125,004
Greek Organization of Football Prognostics SA	31,889	252,924
Hellenic Telecommunications Organization SA	36,720	304,525
Jumbo SA	15,270	110,867
National Bank of Greece SA (a)	232,470	244,937
Piraeus Bank SA (a)	318,337	115,619
Titan Cement Co. SA (Reg.)	6,335	142,227
TOTAL GREECE		1,622,981
Common Stocks - continued
	Shares	Value
Hong Kong - 2.7%
AIA Group Ltd.	1,927,800	$ 12,558,067
Bank of East Asia Ltd.	193,955	785,597
Beijing Enterprises Holdings Ltd.	76,000	559,292
BOC Hong Kong (Holdings) Ltd.	592,000	2,386,389
Cathay Pacific Airways Ltd.	177,000	418,738
Cheung Kong Property Holdings Ltd. (a)	432,616	3,604,994
China Agri-Industries Holdings Ltd.	365,382	159,306
China Everbright International Ltd.	364,000	560,628
China Everbright Ltd.	144,000	349,212
China Merchants Holdings International Co. Ltd.	182,712	668,174
China Mobile Ltd.	937,000	12,266,086
China Overseas Land and Investment Ltd.	626,000	1,974,343
China Power International Development Ltd.	480,000	339,925
China Resources Enterprise Ltd.	181,242	586,816
China Resources Power Holdings Co. Ltd.	304,000	781,931
China Taiping Insurance Group Ltd. (a)	240,665	718,676
China Unicom Ltd.	916,000	1,285,600
CITIC Pacific Ltd.	331,000	592,634
CLP Holdings Ltd.	302,500	2,569,512
CNOOC Ltd.	2,733,000	3,353,768
CSPC Pharmaceutical Group Ltd.	648,000	593,475
Far East Horizon Ltd.	280,000	261,135
Fosun International Ltd.	285,500	600,293
Franshion Properties China Ltd.	550,000	178,076
Galaxy Entertainment Group Ltd.	375,000	1,726,907
Goldin Properties Holdings Ltd. (a)	213,000	163,481
Guangdong Investment Ltd.	430,000	583,517
Hang Lung Properties Ltd.	363,000	1,037,170
Hang Seng Bank Ltd.	122,000	2,500,651
Henderson Land Development Co. Ltd.	183,359	1,210,993
HKT Trust/HKT Ltd. unit	415,640	506,126
Hong Kong & China Gas Co. Ltd.	1,104,343	2,253,616
Hong Kong Exchanges and Clearing Ltd.	177,756	4,819,771
Hysan Development Co. Ltd.	104,434	447,249
Lenovo Group Ltd.	1,022,000	1,108,706
Link (REIT)	365,730	2,151,270
MTR Corp. Ltd.	228,942	1,020,335
New World Development Co. Ltd.	855,731	1,034,299
PCCW Ltd.	669,690	400,831
Power Assets Holdings Ltd.	221,500	2,087,197
Shanghai Industrial Holdings Ltd.	76,000	223,521
Sino Land Ltd.	493,002	765,675
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sino-Ocean Land Holdings Ltd.	494,913	$ 339,633
SJM Holdings Ltd.	329,000	381,951
Sun Art Retail Group Ltd.	357,000	271,700
Sun Hung Kai Properties Ltd.	271,583	4,172,379
Swire Pacific Ltd. (A Shares)	98,000	1,255,924
Swire Properties Ltd.	184,800	594,760
Techtronic Industries Co. Ltd.	215,000	758,517
Wharf Holdings Ltd.	232,000	1,472,389
Wheelock and Co. Ltd.	142,000	735,433
Yuexiu Property Co. Ltd.	968,000	191,045
TOTAL HONG KONG		82,367,713
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,556	345,921
OTP Bank PLC	33,062	679,002
Richter Gedeon PLC	19,836	318,810
TOTAL HUNGARY		1,343,733
India - 1.6%
ABB Ltd. India (a)	4	87
ACC Ltd.	7,204	156,198
Adani Enterprises Ltd.	38,710	52,722
Adani Ports & Special Economic Zone	125,073	635,253
Adani Power Ltd. (a)	71,985	30,824
Adani Transmissions Ltd. (a)	38,710	16,697
Aditya Birla Nuvo Ltd.	4,881	167,792
Ambuja Cements Ltd.	105,354	382,473
Apollo Hospitals Enterprise Ltd. (a)	10,824	230,027
Asian Paints India Ltd.	41,352	570,504
Aurobindo Pharma Ltd.	37,686	447,545
Bajaj Auto Ltd. (a)	11,723	462,649
Bharat Forge Ltd.	15,000	269,077
Bharat Heavy Electricals Ltd.	84,633	368,155
Bharat Petroleum Corp. Ltd. (a)	27,060	391,914
Bharti Airtel Ltd.	183,887	1,203,532
Bharti Infratel Ltd.	70,000	489,707
Bosch Ltd. (a)	1,100	424,089
Cairn India Ltd.	63,221	170,876
Cipla Ltd.	49,551	549,072
Coal India Ltd.	102,769	705,141
Container Corp. of India Ltd.	9,000	230,921
Dabur India Ltd.	72,890	334,103
Common Stocks - continued
	Shares	Value
India - continued
Divi's Laboratories Ltd. (a)	6,326	$ 193,928
DLF Ltd. (a)	61,103	109,862
Dr. Reddy's Laboratories Ltd. (a)	17,996	1,148,888
Eicher Motors Ltd. (a)	1,600	476,868
GAIL India Ltd.	52,386	290,591
GlaxoSmithKline Consumer Healthcare Ltd.	1,444	142,040
Godrej Consumer Products Ltd.	17,095	367,637
HCL Technologies Ltd.	84,882	1,324,204
Hero Motocorp Ltd.	9,086	380,930
Hindalco Industries Ltd. (a)	160,864	264,469
Hindustan Unilever Ltd.	115,424	1,662,502
Housing Development Finance Corp. Ltd.	227,293	4,761,246
ICICI Bank Ltd. (a)	186,410	883,953
Idea Cellular Ltd. (a)	170,353	461,502
Indiabulls Wholesale Services Ltd. (a)	510	131
Infosys Ltd.	278,666	4,696,817
ITC Ltd.	340,985	1,737,213
Jindal Steel & Power Ltd.	52,606	64,948
JSW Steel Ltd.	11,042	143,478
Larsen & Toubro Ltd. (a)	48,280	1,351,523
LIC Housing Finance Ltd.	38,991	304,186
Lupin Ltd.	33,000	875,022
Mahindra & Mahindra Financial Services Ltd.	37,247	150,121
Mahindra & Mahindra Ltd. (a)	55,627	1,185,421
Marico Ltd.	33,000	226,943
Motherson Sumi Systems Ltd.	14,000	76,019
Motherson Sumi Systems Ltd.	28,000	152,037
Nestle India Ltd.	3,222	320,114
NTPC Ltd.	253,922	535,914
Oil & Natural Gas Corp. Ltd.	127,047	541,439
Oil India Ltd.	19,141	129,330
Piramal Enterprises Ltd. (a)	8,774	126,177
Power Finance Corp. Ltd.	37,726	145,124
Reliance Communication Ltd. (a)	125,345	138,101
Reliance Industries Ltd.	197,762	3,096,319
Rural Electrification Corp. Ltd.	41,641	176,356
Shree Cement Ltd. (a)	1,200	214,190
Shriram Transport Finance Co. Ltd.	21,101	293,952
Siemens India Ltd. (a)	11,421	259,742
State Bank of India (a)	227,009	958,048
Sun Pharmaceutical Industries Ltd. (a)	128,564	1,652,352
Tata Consultancy Services Ltd.	71,416	2,802,200
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd. (a)	121,965	$ 730,984
Tata Power Co. Ltd.	152,066	162,669
Tata Steel Ltd.	41,401	159,747
Tech Mahindra Ltd.	31,792	263,674
Ultratech Cemco Ltd. (a)	4,917	241,988
United Breweries Ltd. (a)	9,567	157,915
United Spirits Ltd. (a)	9,937	575,466
UPL Ltd.	40,000	334,874
Vedanta Ltd.	172,390	350,071
Wipro Ltd.	94,283	839,881
Zee Entertainment Enterprises Ltd.	85,143	530,645
TOTAL INDIA		47,459,109
Indonesia - 0.4%
PT Adaro Energy Tbk	2,207,000	96,258
PT Astra Agro Lestari Tbk	61,200	90,822
PT Astra International Tbk	3,090,800	1,519,410
PT Bank Central Asia Tbk	1,870,900	1,811,775
PT Bank Danamon Indonesia Tbk Series A	484,213	150,338
PT Bank Mandiri (Persero) Tbk	1,426,600	1,001,579
PT Bank Negara Indonesia (Persero) Tbk	1,092,389	384,385
PT Bank Rakyat Indonesia Tbk	1,688,600	1,248,272
PT Bumi Serpong Damai Tbk	1,100,300	145,595
PT Charoen Pokphand Indonesia Tbk	1,104,400	206,960
PT Global Mediacom Tbk	1,025,500	94,382
PT Gudang Garam Tbk	72,600	265,659
PT Indocement Tunggal Prakarsa Tbk	223,000	330,111
PT Indofood CBP Sukses Makmur Tbk	169,300	153,938
PT Indofood Sukses Makmur Tbk	641,000	289,048
PT Jasa Marga Tbk	299,600	126,794
PT Kalbe Farma Tbk	3,251,000	419,368
PT Lippo Karawaci Tbk	3,015,400	257,460
PT Matahari Department Store Tbk	361,100	467,141
PT Media Nusantara Citra Tbk	766,700	115,905
PT Perusahaan Gas Negara Tbk Series B	1,610,900	476,333
PT Semen Gresik (Persero) Tbk	438,800	327,620
PT Summarecon Agung Tbk	1,500,000	192,940
PT Surya Citra Media Tbk	920,000	200,628
PT Tambang Batubara Bukit Asam Tbk	130,100	57,705
PT Telkomunikasi Indonesia Tbk Series B	7,685,500	1,667,918
PT Tower Bersama Infrastructure Tbk (a)	283,200	175,332
PT Unilever Indonesia Tbk	241,400	713,805
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	254,612	$ 380,201
PT XL Axiata Tbk (a)	422,200	92,539
TOTAL INDONESIA		13,460,221
Ireland - 0.3%
Bank of Ireland (a)	4,412,514	1,853,187
CRH PLC	130,488	3,859,412
James Hardie Industries PLC CDI	72,678	1,008,824
Kerry Group PLC Class A	25,215	1,914,928
Ryanair Holdings PLC	5,111	70,096
Ryanair Holdings PLC sponsored ADR	4,240	314,226
TOTAL IRELAND		9,020,673
Isle of Man - 0.0%
Genting Singapore PLC	964,800	618,890
Israel - 0.5%
Azrieli Group	5,500	227,985
Bank Hapoalim BM (Reg.)	166,076	922,143
Bank Leumi le-Israel BM (a)	218,121	949,823
Bezeq The Israel Telecommunication Corp. Ltd.	300,650	554,358
Delek Group Ltd.	758	224,002
Israel Chemicals Ltd.	81,289	561,884
Israel Corp. Ltd. (Class A)	514	181,185
Mizrahi Tefahot Bank Ltd.	20,575	263,442
NICE Systems Ltd.	9,064	581,949
Teva Pharmaceutical Industries Ltd.	95,602	6,559,257
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,261	2,916,854
TOTAL ISRAEL		13,942,882
Italy - 1.5%
Assicurazioni Generali SpA	186,942	3,681,191
Atlantia SpA	65,770	1,756,680
Banca Monte dei Paschi di Siena SpA (a)	402,309	797,956
Banco Popolare Societa Cooperativa (a)	56,603	981,573
Enel Green Power SpA	281,689	585,009
Enel SpA	1,129,015	5,314,386
Eni SpA	407,401	7,129,767
EXOR SpA	15,324	771,805
Finmeccanica SpA (a)	63,252	911,401
Intesa Sanpaolo SpA	2,035,965	7,838,734
Intesa Sanpaolo SpA (Risparmio Shares)	140,768	470,289
Luxottica Group SpA	26,915	1,951,790
Common Stocks - continued
	Shares	Value
Italy - continued
Mediobanca SpA	94,080	$ 1,024,451
Pirelli & C. SpA	41,916	695,117
Prysmian SpA	31,977	733,630
Saipem SpA (e)	42,103	367,143
Snam Rete Gas SpA	336,359	1,654,940
Telecom Italia SpA (a)	1,599,945	2,120,098
Terna SpA	242,708	1,131,789
UniCredit SpA	766,635	5,081,210
Unione di Banche Italiane ScpA	141,478	1,148,245
Unipolsai SpA	136,982	356,243
TOTAL ITALY		46,503,447
Japan - 15.9%
ABC-MART, Inc.	4,000	240,449
ACOM Co. Ltd. (a)	62,400	296,555
Advantest Corp.	22,900	200,480
AEON Co. Ltd.	105,000	1,606,750
AEON Financial Service Co. Ltd.	17,400	453,480
AEON MALL Co. Ltd.	18,420	346,151
Air Water, Inc.	25,000	434,099
Aisin Seiki Co. Ltd.	30,700	1,245,984
Ajinomoto Co., Inc.	90,000	2,071,086
Alfresa Holdings Corp.	28,100	471,375
All Nippon Airways Ltd.	185,000	589,624
Amada Holdings Co. Ltd.	54,400	533,312
Aozora Bank Ltd.	181,000	695,171
Asahi Glass Co. Ltd.	155,000	909,227
Asahi Group Holdings	61,900	2,076,236
Asahi Kasei Corp.	203,000	1,543,282
Asics Corp.	25,100	722,003
Astellas Pharma, Inc.	343,800	5,179,123
Bandai Namco Holdings, Inc.	28,000	621,068
Bank of Kyoto Ltd.	54,000	637,447
Bank of Yokohama Ltd.	178,000	1,132,042
Benesse Holdings, Inc.	10,200	275,298
Bridgestone Corp.	104,000	3,925,542
Brother Industries Ltd.	38,600	533,831
Calbee, Inc.	11,700	522,056
Canon, Inc.	161,300	5,160,816
Canon, Inc. sponsored ADR (e)	11,056	353,460
Casio Computer Co. Ltd.	31,800	634,537
Central Japan Railway Co.	23,100	4,048,348
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	114,000	$ 909,719
Chiyoda Corp.	25,000	201,719
Chubu Electric Power Co., Inc.	104,100	1,768,108
Chugai Pharmaceutical Co. Ltd.	35,500	1,291,847
Chugoku Electric Power Co., Inc.	46,700	698,983
Citizen Holdings Co. Ltd.	42,400	283,271
COLOPL, Inc. (e)	7,700	149,732
Credit Saison Co. Ltd.	23,800	527,331
Dai Nippon Printing Co. Ltd.	91,000	1,011,070
Dai-ichi Mutual Life Insurance Co.	172,600	3,512,302
Daicel Chemical Industries Ltd.	45,300	614,795
Daihatsu Motor Co. Ltd.	31,000	440,731
Daiichi Sankyo Kabushiki Kaisha	102,300	2,095,774
Daikin Industries Ltd.	37,500	2,426,675
Dainippon Sumitomo Pharma Co. Ltd.	25,800	308,722
Daito Trust Construction Co. Ltd.	11,800	1,246,791
Daiwa House Industry Co. Ltd.	95,600	2,381,611
Daiwa Securities Group, Inc.	266,000	2,068,376
DENSO Corp.	77,700	3,855,690
Dentsu, Inc.	34,600	1,962,626
Don Quijote Holdings Co. Ltd.	18,500	789,648
East Japan Railway Co.	53,400	5,278,170
Eisai Co. Ltd.	40,400	2,638,786
Electric Power Development Co. Ltd.	23,300	805,588
FamilyMart Co. Ltd.	9,400	455,077
Fanuc Corp.	32,600	5,439,690
Fast Retailing Co. Ltd.	8,500	4,209,021
Fuji Electric Co. Ltd.	86,000	355,977
Fuji Heavy Industries Ltd.	93,900	3,473,849
Fujifilm Holdings Corp.	73,900	2,933,401
Fujitsu Ltd.	300,000	1,574,858
Fukuoka Financial Group, Inc.	128,000	658,926
GungHo Online Entertainment, Inc. (e)	64,600	214,751
Gunma Bank Ltd.	60,000	446,363
Hakuhodo DY Holdings, Inc.	37,300	417,437
Hamamatsu Photonics K.K.	22,400	583,790
Hankyu Hanshin Holdings, Inc.	184,000	1,163,965
Hikari Tsushin, Inc.	3,000	209,626
Hino Motors Ltd.	40,800	529,032
Hirose Electric Co. Ltd.	4,725	565,391
Hiroshima Bank Ltd.	78,000	457,546
Hisamitsu Pharmaceutical Co., Inc.	9,700	352,983
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Chemical Co. Ltd.	15,800	$ 279,832
Hitachi Construction Machinery Co. Ltd.	18,500	308,246
Hitachi High-Technologies Corp.	10,800	252,277
Hitachi Ltd.	774,000	5,023,646
Hitachi Metals Ltd.	34,000	506,152
Hokuhoku Financial Group, Inc.	194,000	458,644
Hokuriku Electric Power Co., Inc.	26,700	410,836
Honda Motor Co. Ltd.	260,700	8,758,871
Hoya Corp.	68,200	2,887,914
Hulic Co. Ltd.	49,100	486,107
Ibiden Co. Ltd.	20,100	332,959
Idemitsu Kosan Co. Ltd.	14,100	259,508
Iida Group Holdings Co. Ltd.	25,200	442,451
INPEX Corp.	152,900	1,666,127
Isetan Mitsukoshi Holdings Ltd.	57,100	1,040,779
Ishikawajima-Harima Heavy Industries Co. Ltd.	228,000	906,959
Isuzu Motors Ltd.	94,000	1,303,038
Itochu Corp.	253,100	3,106,186
ITOCHU Techno-Solutions Corp.	8,000	187,001
Iyo Bank Ltd.	38,200	486,381
J. Front Retailing Co. Ltd.	37,700	709,679
Japan Airlines Co. Ltd.	18,900	713,697
Japan Airport Terminal Co. Ltd.	7,000	372,776
Japan Display, Inc. (a)	53,400	165,885
Japan Exchange Group, Inc.	44,400	1,547,650
Japan Prime Realty Investment Corp.	129	417,909
Japan Real Estate Investment Corp.	204	915,189
Japan Retail Fund Investment Corp.	398	780,361
Japan Tobacco, Inc.	176,100	6,839,532
JFE Holdings, Inc.	78,900	1,480,469
JGC Corp.	33,000	564,223
Joyo Bank Ltd.	95,000	562,634
JSR Corp.	31,800	529,594
JTEKT Corp.	32,300	558,510
JX Holdings, Inc.	363,410	1,551,460
Kajima Corp.	134,000	666,027
Kakaku.com, Inc.	22,100	351,824
Kamigumi Co. Ltd.	38,000	357,817
Kaneka Corp.	44,000	317,747
Kansai Electric Power Co., Inc. (a)	113,500	1,540,380
Kansai Paint Co. Ltd.	37,000	602,760
Kao Corp.	80,700	4,096,371
Common Stocks - continued
	Shares	Value
Japan - continued
Kawasaki Heavy Industries Ltd.	231,000	$ 1,013,951
KDDI Corp.	280,200	7,122,847
Keihan Electric Railway Co., Ltd.	83,000	543,131
Keihin Electric Express Railway Co. Ltd.	73,000	601,388
Keio Corp.	90,000	750,151
Keisei Electric Railway Co.	44,000	537,508
Keyence Corp.	7,270	3,666,236
Kikkoman Corp.	23,000	805,422
Kintetsu Group Holdings Co. Ltd.	291,000	1,037,818
Kirin Holdings Co. Ltd.	131,600	2,027,066
Kobe Steel Ltd.	481,000	745,165
Koito Manufacturing Co. Ltd.	16,300	641,163
Komatsu Ltd.	149,700	2,772,110
Konami Corp.	14,200	296,523
Konica Minolta, Inc.	74,800	933,680
Kubota Corp.	180,000	3,084,117
Kuraray Co. Ltd.	53,700	633,472
Kurita Water Industries Ltd.	16,800	367,489
Kyocera Corp.	51,400	2,652,221
Kyowa Hakko Kirin Co., Ltd.	36,000	586,178
Kyushu Electric Power Co., Inc. (a)	69,700	988,684
Lawson, Inc.	10,200	759,640
LIXIL Group Corp.	43,400	871,607
M3, Inc.	30,300	714,624
Mabuchi Motor Co. Ltd.	7,800	467,616
Makita Corp.	19,400	1,072,256
Marubeni Corp.	260,000	1,447,533
Marui Group Co. Ltd.	39,400	552,207
Maruichi Steel Tube Ltd.	7,400	190,769
Mazda Motor Corp.	86,700	1,703,779
McDonald's Holdings Co. (Japan) Ltd. (e)	11,000	234,316
Medipal Holdings Corp.	21,000	374,132
Meiji Holdings Co. Ltd.	9,900	1,408,295
Minebea Ltd.	50,000	783,879
Miraca Holdings, Inc.	8,900	410,046
Mitsubishi Chemical Holdings Corp.	218,100	1,425,433
Mitsubishi Corp.	220,700	4,771,579
Mitsubishi Electric Corp.	309,000	3,324,739
Mitsubishi Estate Co. Ltd.	200,000	4,445,879
Mitsubishi Gas Chemical Co., Inc.	65,000	360,834
Mitsubishi Heavy Industries Ltd.	487,000	2,578,524
Mitsubishi Logistics Corp.	21,000	305,676
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Materials Corp.	174,000	$ 630,379
Mitsubishi Motors Corp. of Japan	104,000	885,303
Mitsubishi Tanabe Pharma Corp.	35,800	596,787
Mitsubishi UFJ Financial Group, Inc.	2,040,500	14,848,899
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	411,550
Mitsui & Co. Ltd.	273,000	3,549,760
Mitsui Chemicals, Inc.	130,000	487,756
Mitsui Fudosan Co. Ltd.	150,000	4,270,585
Mitsui OSK Lines Ltd.	176,000	528,277
mixi, Inc. (e)	6,500	281,640
Mizuho Financial Group, Inc.	3,720,260	8,112,067
MS&AD Insurance Group Holdings, Inc.	81,090	2,556,329
Murata Manufacturing Co. Ltd.	32,500	4,825,110
Nabtesco Corp.	19,100	420,266
Nagoya Railroad Co. Ltd.	135,000	507,605
NEC Corp.	418,000	1,335,603
New Hampshire Foods Ltd.	29,000	705,491
Nexon Co. Ltd.	19,300	264,891
NGK Insulators Ltd.	43,000	1,103,320
NGK Spark Plug Co. Ltd.	28,000	742,163
NHK Spring Co. Ltd.	23,500	249,344
Nidec Corp.	34,800	3,111,340
Nikon Corp.	53,700	638,672
Nintendo Co. Ltd.	17,000	2,991,649
Nippon Building Fund, Inc.	229	1,023,649
Nippon Electric Glass Co. Ltd.	65,000	315,730
Nippon Express Co. Ltd.	139,000	735,741
Nippon Paint Holdings Co. Ltd.	23,000	659,741
Nippon Prologis REIT, Inc.	236	465,583
Nippon Steel & Sumitomo Metal Corp.	1,215,170	2,873,816
Nippon Telegraph & Telephone Corp.	119,800	4,613,826
Nippon Yusen KK	251,000	686,562
Nissan Motor Co. Ltd.	397,800	3,784,880
Nisshin Seifun Group, Inc.	34,945	501,329
Nissin Food Holdings Co. Ltd.	10,900	491,637
Nitori Holdings Co. Ltd.	11,900	1,068,681
Nitto Denko Corp.	26,400	2,000,210
NKSJ Holdings, Inc.	53,200	1,876,713
NOK Corp.	14,600	428,216
Nomura Holdings, Inc.	580,200	4,154,757
Nomura Real Estate Holdings, Inc.	19,300	385,268
Nomura Research Institute Ltd.	17,800	731,045
Common Stocks - continued
	Shares	Value
Japan - continued
NSK Ltd.	76,300	$ 986,264
NTT Data Corp.	19,900	952,168
NTT DOCOMO, Inc.	224,300	4,736,169
NTT DOCOMO, Inc. sponsored ADR	21,056	443,650
NTT Urban Development Co.	16,600	163,274
Obayashi Corp.	106,000	816,799
Odakyu Electric Railway Co. Ltd.	98,000	981,305
Oji Holdings Corp.	126,000	551,031
Olympus Corp.	41,300	1,582,886
OMRON Corp.	31,400	1,232,590
Ono Pharmaceutical Co. Ltd.	13,200	1,592,286
Oracle Corp. Japan	6,300	265,349
Oriental Land Co. Ltd.	32,000	2,031,775
ORIX Corp.	212,000	3,169,694
Osaka Gas Co. Ltd.	297,000	1,188,383
Otsuka Corp.	8,300	435,979
Otsuka Holdings Co. Ltd.	62,500	2,245,633
Panasonic Corp.	353,700	4,132,755
Park24 Co. Ltd.	15,700	285,662
Rakuten, Inc.	149,000	2,399,076
Recruit Holdings Co. Ltd.	22,200	700,383
Resona Holdings, Inc.	353,600	1,946,391
Ricoh Co. Ltd.	114,000	1,125,421
Rinnai Corp.	5,900	417,501
ROHM Co. Ltd.	15,800	915,351
Sankyo Co. Ltd. (Gunma)	7,400	281,228
Sanrio Co. Ltd. (e)	8,300	231,049
Santen Pharmaceutical Co. Ltd.	58,400	859,967
SBI Holdings, Inc. Japan	33,280	462,674
Secom Co. Ltd.	33,500	2,259,192
Sega Sammy Holdings, Inc.	31,700	396,202
Seibu Holdings, Inc.	18,900	433,250
Seiko Epson Corp.	43,900	776,800
Sekisui Chemical Co. Ltd.	66,000	733,304
Sekisui House Ltd.	95,400	1,419,050
Seven & i Holdings Co. Ltd.	120,400	5,560,734
Seven Bank Ltd.	93,800	447,297
Sharp Corp. (a)(e)	232,000	307,000
Shikoku Electric Power Co., Inc.	28,600	481,609
Shimadzu Corp.	39,000	581,531
Shimamura Co. Ltd.	3,600	371,808
SHIMANO, Inc.	12,600	1,749,675
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMIZU Corp.	93,000	$ 816,428
Shin-Etsu Chemical Co. Ltd.	65,700	3,931,875
Shinsei Bank Ltd.	295,000	645,056
Shionogi & Co. Ltd.	47,800	1,907,217
Shiseido Co. Ltd.	58,100	1,406,617
Shizuoka Bank Ltd.	86,000	972,865
Showa Shell Sekiyu K.K.	30,200	283,883
SMC Corp.	8,600	2,183,048
SoftBank Corp.	153,700	8,495,636
Sony Corp. (a)	197,400	5,595,584
Sony Corp. sponsored ADR (a)	6,648	188,471
Sony Financial Holdings, Inc.	27,500	526,102
Stanley Electric Co. Ltd.	23,500	502,481
Sumitomo Chemical Co. Ltd.	241,000	1,376,754
Sumitomo Corp.	180,300	2,051,988
Sumitomo Electric Industries Ltd.	120,900	1,804,208
Sumitomo Heavy Industries Ltd.	87,000	439,440
Sumitomo Metal Mining Co. Ltd.	81,000	1,091,132
Sumitomo Mitsui Financial Group, Inc.	198,600	8,955,673
Sumitomo Mitsui Financial Group, Inc. ADR	25,186	233,222
Sumitomo Mitsui Trust Holdings, Inc.	531,250	2,467,456
Sumitomo Realty & Development Co. Ltd.	57,000	2,000,186
Sumitomo Rubber Industries Ltd.	27,200	410,409
Suntory Beverage & Food Ltd.	22,700	959,761
Suzuken Co. Ltd.	12,710	450,211
Suzuki Motor Corp.	58,400	2,035,883
Sysmex Corp.	23,000	1,490,217
T&D Holdings, Inc.	93,000	1,417,868
Taiheiyo Cement Corp.	187,000	617,122
Taisei Corp.	167,000	982,313
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	329,342
Taiyo Nippon Sanso Corp. (e)	23,000	270,577
Takashimaya Co. Ltd.	46,000	440,570
Takeda Pharmaceutical Co. Ltd.	126,400	6,364,110
TDK Corp.	19,900	1,395,336
Teijin Ltd.	146,000	533,651
Terumo Corp.	48,700	1,257,433
The Chugoku Bank Ltd.	25,400	397,186
The Hachijuni Bank Ltd.	64,000	497,293
The Suruga Bank Ltd.	28,300	608,084
THK Co. Ltd.	18,800	364,669
Tobu Railway Co. Ltd.	161,000	775,544
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Co. Ltd.	18,900	$ 447,738
Toho Gas Co. Ltd.	69,000	412,547
Tohoku Electric Power Co., Inc.	71,900	1,055,280
Tokio Marine Holdings, Inc.	110,800	4,617,598
Tokyo Electric Power Co., Inc. (a)	232,700	1,671,061
Tokyo Electron Ltd.	27,600	1,523,685
Tokyo Gas Co. Ltd.	372,000	2,009,854
Tokyo Tatemono Co. Ltd.	34,000	475,975
Tokyu Corp.	180,000	1,324,565
Tokyu Fudosan Holdings Corp.	81,500	615,516
TonenGeneral Sekiyu K.K.	46,000	460,612
Toppan Printing Co. Ltd.	83,000	722,613
Toray Industries, Inc.	235,000	1,872,264
Toshiba Corp.	645,000	1,977,650
Toto Ltd.	45,000	733,449
Toyo Seikan Group Holdings Ltd.	26,400	411,758
Toyo Suisan Kaisha Ltd.	14,700	556,284
Toyoda Gosei Co. Ltd.	10,200	225,670
Toyota Industries Corp.	26,300	1,457,869
Toyota Motor Corp.	424,800	28,287,341
Toyota Motor Corp. sponsored ADR	6,255	834,792
Toyota Tsusho Corp.	34,800	883,092
Trend Micro, Inc.	16,900	619,083
Unicharm Corp.	59,900	1,440,529
United Urban Investment Corp.	421	611,450
USS Co. Ltd.	35,800	629,428
West Japan Railway Co.	26,300	1,890,561
Yahoo! Japan Corp.	223,400	978,789
Yakult Honsha Co. Ltd.	13,800	916,400
Yamada Denki Co. Ltd.	128,400	491,077
Yamaguchi Financial Group, Inc.	31,000	414,467
Yamaha Corp.	26,400	622,216
Yamaha Motor Co. Ltd.	42,900	975,448
Yamato Holdings Co. Ltd.	55,900	1,239,917
Yamazaki Baking Co. Ltd.	18,000	287,280
Yaskawa Electric Corp.	37,900	449,840
Yokogawa Electric Corp.	35,800	402,672
Yokohama Rubber Co. Ltd.	17,000	336,612
TOTAL JAPAN		481,382,869
Korea (South) - 2.5%
AMOREPACIFIC Corp.	4,930	1,737,702
Common Stocks - continued
	Shares	Value
Korea (South) - continued
AMOREPACIFIC Group, Inc.	4,250	$ 708,917
BS Financial Group, Inc.	33,609	396,319
Celltrion, Inc. (a)	9,855	658,386
Cheil Industries, Inc.	3,995	573,876
Cheil Worldwide, Inc. (a)	11,904	194,990
CJ CheilJedang Corp.	1,150	405,346
CJ Corp.	2,134	559,103
Coway Co. Ltd.	7,989	670,066
Daelim Industrial Co.	4,028	257,009
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	78,466
Daewoo International Corp.	6,391	113,456
Daewoo Securities Co. Ltd.	27,162	337,766
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	17,055	101,507
Daum Kakao Corp.	3,760	389,853
DGB Financial Group Co. Ltd.	26,054	250,253
Dongbu Insurance Co. Ltd.	6,359	302,669
Doosan Co. Ltd.	981	86,234
Doosan Heavy Industries & Construction Co. Ltd.	9,311	160,501
Doosan Infracore Co. Ltd. (a)	19,783	129,111
E-Mart Co. Ltd.	3,097	634,784
GS Engineering & Construction Corp. (a)	7,940	177,725
GS Holdings Corp.	8,003	311,598
Halla Visteon Climate Control Corp.	5,353	166,874
Hana Financial Group, Inc.	44,885	1,122,087
Hanjin Shipping Co. Ltd. (a)	12	52
Hanjin Shipping Holdings Co. Ltd. (a)	6	49
Hankook Tire Co. Ltd.	11,000	383,006
Hanmi Pharm Co. Ltd.	750	257,281
Hanssem Co. Ltd.	1,600	407,533
Hanwha Chemical Corp.	16,901	299,308
Hanwha Corp.	6,644	270,651
Hanwha Life Insurance Co. Ltd.	34,153	243,105
Hotel Shilla Co.	4,927	532,402
Hyosung Corp.	3,346	408,910
Hyundai Department Store Co. Ltd.	2,310	292,207
Hyundai Engineering & Construction Co. Ltd.	12,094	356,792
Hyundai Fire & Marine Insurance Co. Ltd.	9,161	249,051
Hyundai Glovis Co. Ltd.	2,845	475,777
Hyundai Heavy Industries Co. Ltd. (a)	6,499	540,636
Hyundai Industrial Development & Construction Co.	8,405	504,571
Hyundai Merchant Marine Co. Ltd. (a)	9,902	53,160
Hyundai Mipo Dockyard Co. Ltd. (a)	1,775	82,506
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	10,427	$ 1,909,167
Hyundai Motor Co.	23,247	2,970,570
Hyundai Steel Co.	10,384	520,073
Hyundai Wia Corp.	2,415	221,609
Industrial Bank of Korea	43,328	514,642
Kangwon Land, Inc.	17,412	636,875
KB Financial Group, Inc.	58,258	1,836,797
KCC Corp.	854	358,507
KEPCO Plant Service & Engineering Co. Ltd.	3,451	347,752
Kia Motors Corp.	40,471	1,523,684
Korea Aerospace Industries Ltd.	6,812	569,595
Korea Electric Power Corp.	39,071	1,695,343
Korea Express Co. Ltd. (a)	1,085	159,581
Korea Gas Corp.	3,996	145,133
Korea Investment Holdings Co. Ltd.	6,030	321,658
Korea Zinc Co. Ltd.	1,255	529,536
Korean Air Lines Co. Ltd. (a)	5,062	152,376
KT Corp. (a)	8,413	220,599
KT&G Corp.	16,957	1,599,662
Kumho Petro Chemical Co. Ltd.	2,042	105,949
LG Chemical Ltd.	6,946	1,489,229
LG Corp.	14,965	744,374
LG Display Co. Ltd.	36,144	685,595
LG Electronics, Inc.	16,732	582,587
LG Household & Health Care Ltd.	1,457	1,070,846
LG Innotek Co. Ltd.	2,057	143,950
LG Telecom Ltd.	31,606	313,068
Lotte Chemical Corp.	2,232	498,642
Lotte Confectionery Co. Ltd.	102	170,315
Lotte Shopping Co. Ltd.	1,634	353,134
LS Cable Ltd.	2,819	94,769
LS Industrial Systems Ltd.	2,328	104,217
Mirae Asset Securities Co. Ltd.	3,766	141,947
NAVER Corp.	4,292	1,925,076
NCSOFT Corp.	2,353	442,938
Oci Co. Ltd.	2,383	198,236
Orion Corp.	529	523,538
Paradise Co. Ltd.	7,123	144,776
POSCO	10,550	1,764,576
S-Oil Corp.	6,538	351,560
S1 Corp.	2,848	205,899
Samsung C&T Corp.	19,439	943,576
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Card Co. Ltd.	4,761	$ 157,606
Samsung Electro-Mechanics Co. Ltd.	8,838	411,567
Samsung Electronics Co. Ltd.	16,611	16,881,098
Samsung Electronics Co. Ltd. GDR	562	284,934
Samsung Fire & Marine Insurance Co. Ltd.	5,438	1,305,821
Samsung Heavy Industries Co. Ltd.	23,942	283,352
Samsung Life Insurance Co. Ltd.	11,984	1,099,695
Samsung SDI Co. Ltd.	8,565	630,233
Samsung SDS Co. Ltd.	4,728	1,188,042
Samsung Securities Co. Ltd.	9,172	413,748
Shinhan Financial Group Co. Ltd.	65,346	2,346,790
Shinsegae Co. Ltd.	1,025	182,841
SK C&C Co. Ltd.	2,997	786,493
SK Energy Co. Ltd. (a)	9,913	845,892
SK Holdings Co. Ltd.	3,821	738,813
SK Hynix, Inc.	89,096	2,834,775
SK Networks Co. Ltd.	18,182	113,361
SK Telecom Co. Ltd.	1,497	322,409
Woori Bank	51,801	423,812
Woori Investment & Securities Co. Ltd.	20,571	191,413
Yuhan Corp.	1,152	266,255
TOTAL KOREA (SOUTH)		76,822,501
Luxembourg - 0.3%
Altice SA (a)	13,902	1,755,805
ArcelorMittal SA (Netherlands)	160,678	1,450,342
Millicom International Cellular SA (depository receipt)	10,326	755,291
RTL Group SA	6,156	560,067
SES SA (France) (depositary receipt)	51,471	1,592,112
Subsea 7 SA	41,760	365,789
Tenaris SA	74,326	939,510
TOTAL LUXEMBOURG		7,418,916
Malaysia - 0.6%
AirAsia Bhd	182,700	65,062
Alliance Financial Group Bhd	168,700	187,297
AMMB Holdings Bhd	287,900	421,409
Astro Malaysia Holdings Bhd	221,300	177,898
Axiata Group Bhd	417,292	696,033
Berjaya Sports Toto Bhd	92,270	80,455
British American Tobacco (Malaysia) Bhd	19,200	339,356
Bumi Armada Bhd	239,150	69,509
Common Stocks - continued
	Shares	Value
Malaysia - continued
Bumiputra-Commerce Holdings Bhd	781,762	$ 1,101,304
Dialog Group Bhd	508,322	214,297
DiGi.com Bhd	505,000	714,061
Felda Global Ventures Holdings Bhd	182,600	80,327
Gamuda Bhd	257,475	324,962
Genting Bhd	306,500	653,289
Genting Malaysia Bhd	442,100	494,309
Genting Plantations Bhd	33,200	90,411
Hong Leong Bank Bhd	82,900	294,785
Hong Leong Credit Bhd	30,100	125,003
IHH Healthcare Bhd	365,000	574,404
IJM Corp. Bhd	242,800	432,323
IOI Corp. Bhd	433,100	480,844
IOI Properties Group Sdn Bhd	252,100	126,083
Kuala Lumpur Kepong Bhd	70,900	408,432
Lafarge Malaysia Bhd	60,700	150,200
Malayan Banking Bhd	734,674	1,769,835
Malaysia Airports Holdings Bhd	133,998	208,067
Maxis Bhd	280,300	489,553
MISC Bhd	165,000	336,999
Petronas Chemicals Group Bhd	416,600	699,242
Petronas Dagangan Bhd	35,700	197,056
Petronas Gas Bhd	108,800	629,040
PPB Group Bhd	73,200	295,943
Public Bank Bhd	416,800	2,073,632
RHB Capital Bhd	74,076	144,117
SapuraKencana Petroleum Bhd	524,000	336,161
Sime Darby Bhd	472,616	1,079,134
Telekom Malaysia Bhd	171,774	294,611
Tenaga Nasional Bhd	517,325	1,652,622
UMW Holdings Bhd	85,900	224,928
Westports Holdings Bhd	150,000	157,502
YTL Corp. Bhd	637,100	263,582
YTL Power International Bhd	294,315	120,994
TOTAL MALAYSIA		19,275,071
Malta - 0.0%
Brait SA	49,692	601,163
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,150,600	264,197
Mexico - 0.9%
Alfa SA de CV Series A	442,500	879,370
Common Stocks - continued
	Shares	Value
Mexico - continued
America Movil S.A.B. de CV Series L	5,049,846	$ 4,911,161
CEMEX S.A.B. de CV unit	1,951,665	1,663,079
Coca-Cola FEMSA S.A.B. de CV Series L	68,500	517,815
Compartamos S.A.B. de CV	162,400	279,293
Controladora Commercial Mexicana S.A.B. de CV unit	66,300	194,261
El Puerto de Liverpool S.A.B. de CV Class C	29,200	341,792
Embotelladoras Arca S.A.B. de CV	65,662	395,174
Fibra Uno Administracion SA de CV	359,700	863,950
Fomento Economico Mexicano S.A.B. de CV unit	295,300	2,677,631
Gruma S.A.B. de CV Series B	26,500	347,210
Grupo Aeroportuario del Pacifico SA de CV Series B	45,600	359,961
Grupo Aeroportuario del Sureste SA de CV Series B	30,500	456,445
Grupo Bimbo S.A.B. de CV Series A (a)	260,100	697,851
Grupo Carso SA de CV Series A1	84,900	385,442
Grupo Comercial Chedraui S.A.B. de CV	44,800	125,231
Grupo Financiero Banorte S.A.B. de CV Series O	379,800	1,998,885
Grupo Financiero Inbursa S.A.B. de CV Series O	363,700	825,703
Grupo Financiero Santander Mexico S.A.B. de CV	270,500	480,982
Grupo Lala S.A.B. de CV (a)	98,400	227,671
Grupo Mexico SA de CV Series B	584,023	1,597,024
Grupo Televisa SA de CV	391,400	2,730,873
Industrias Penoles SA de CV	22,770	345,624
Kimberly-Clark de Mexico SA de CV Series A	227,800	528,340
Mexichem S.A.B. de CV (a)	140,184	410,568
OHL Mexico S.A.B. de CV (a)	115,000	187,926
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	39,300	452,477
Wal-Mart de Mexico SA de CV Series V	800,300	1,944,065
TOTAL MEXICO		26,825,804
Netherlands - 2.3%
AEGON NV	289,876	2,229,650
Airbus Group NV	94,171	6,684,767
Akzo Nobel NV	39,311	2,815,331
ASML Holding NV (Netherlands)	56,142	5,580,819
CNH Industrial NV	153,008	1,369,534
Delta Lloyd NV	35,103	623,191
Fiat Chrysler Automobiles NV (a)	143,767	2,257,857
Gemalto NV (e)	12,539	1,076,751
Heineken Holding NV	16,241	1,127,992
Heineken NV (Bearer)	36,693	2,890,985
ING Groep NV:
(Certificaten Van Aandelen)	592,307	10,073,452
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (e)	24,888	$ 422,598
Koninklijke Ahold NV	143,179	2,850,090
Koninklijke Boskalis Westminster NV	13,665	667,913
Koninklijke KPN NV	512,105	2,023,368
Koninklijke Philips Electronics NV	149,454	4,164,716
NN Group NV	31,089	959,261
OCI NV (a)	13,697	459,781
QIAGEN NV (a)	34,657	971,534
Randstad Holding NV	20,318	1,391,070
RELX NV	163,099	2,717,303
Royal DSM NV	29,116	1,663,105
STMicroelectronics NV	104,252	814,094
TNT Express NV	78,062	654,132
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	254,220	11,388,615
(NY Reg.)	6,558	293,995
Vopak NV	11,229	587,015
Wolters Kluwer NV	48,413	1,604,658
TOTAL NETHERLANDS		70,363,577
New Zealand - 0.1%
Auckland International Airport Ltd.	153,464	548,042
Contact Energy Ltd.	53,561	175,010
Fletcher Building Ltd.	109,605	573,014
Meridian Energy Ltd.	203,537	302,298
Mighty River Power Ltd.	107,758	196,322
Ryman Healthcare Group Ltd.	60,923	337,808
Spark New Zealand Ltd.	289,920	566,474
TOTAL NEW ZEALAND		2,698,968
Norway - 0.4%
DNB ASA	155,650	2,538,129
Gjensidige Forsikring ASA	31,735	509,333
Norsk Hydro ASA	219,442	818,564
Orkla ASA	132,498	1,057,590
Statoil ASA	168,760	2,845,065
Statoil ASA sponsored ADR (e)	10,127	171,248
Telenor ASA (a)	119,630	2,624,451
Yara International ASA	28,905	1,438,801
TOTAL NORWAY		12,003,181
Common Stocks - continued
	Shares	Value
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	27,864	$ 198,392
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	286,020	366,331
Aboitiz Power Corp.	218,700	209,243
Alliance Global Group, Inc.	285,600	141,315
Ayala Corp.	34,370	586,943
Ayala Land, Inc.	1,108,100	907,344
Bank of the Philippine Islands (BPI)	130,888	272,236
BDO Unibank, Inc.	237,313	521,647
DMCI Holdings, Inc.	591,500	154,107
Globe Telecom, Inc.	4,975	281,018
GT Capital Holdings, Inc.	11,000	337,165
International Container Terminal Services, Inc.	95,890	230,724
JG Summit Holdings, Inc.	362,960	576,127
Jollibee Food Corp.	63,170	262,776
Megaworld Corp.	1,659,300	172,197
Metro Pacific Investments Corp.	1,713,700	181,969
Metropolitan Bank & Trust Co.	54,651	105,712
Philippine Long Distance Telephone Co.	15,195	964,164
PNOC Energy Development Corp.	1,393,200	218,703
SM Investments Corp.	23,577	460,958
SM Prime Holdings, Inc.	1,282,575	602,326
Universal Robina Corp.	128,630	538,739
TOTAL PHILIPPINES		8,091,744
Poland - 0.3%
Alior Bank SA (a)	8,245	188,961
Bank Handlowy w Warszawie SA	4,625	113,550
Bank Millennium SA (a)	79,139	129,028
Bank Polska Kasa Opieki SA	20,742	875,133
Bank Zachodni WBK SA	5,151	411,100
BRE Bank SA	2,238	224,269
Cyfrowy Polsat SA (a)	30,868	189,033
ENEA SA	32,068	125,310
Energa SA	30,011	162,065
Eurocash SA	12,725	146,408
Getin Noble Bank SA (a)	192,824	61,853
Grupa Lotos SA (a)	13,514	112,853
KGHM Polska Miedz SA (Bearer)	20,775	523,217
LPP SA	179	365,393
NG2 SA	3,762	192,483
Polish Oil & Gas Co. SA	263,066	438,664
Common Stocks - continued
	Shares	Value
Poland - continued
Polska Grupa Energetyczna SA	124,065	$ 582,814
Polski Koncern Naftowy Orlen SA	47,445	957,679
Powszechna Kasa Oszczednosci Bank SA	136,575	1,057,958
Powszechny Zaklad Ubezpieczen SA	8,824	1,009,517
Synthos SA	78,228	97,679
Tauron Polska Energia SA	156,268	157,010
Telekomunikacja Polska SA	93,000	200,443
Zaklady Azotowe w Tarnowie-Moscicach SA	6,897	155,233
TOTAL POLAND		8,477,653
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	5,872,604	451,471
Banco Espirito Santo SA (Reg.) (a)	319,729	4
Energias de Portugal SA	372,072	1,376,259
Galp Energia SGPS SA Class B	60,633	702,527
Jeronimo Martins SGPS SA	41,474	616,276
TOTAL PORTUGAL		3,146,537
Qatar - 0.2%
Barwa Real Estate Co. (a)	14,342	196,938
Commercial Bank of Qatar (a)	12,010	178,769
Doha Bank (a)	13,364	194,519
Ezdan Holding Group (a)	95,000	457,878
Gulf International Services QSC (a)	7,133	135,167
Industries Qatar QSC (a)	23,793	884,090
Masraf al Rayan (a)	58,158	718,739
Qatar Electricity & Water Co. (a)	3,966	240,601
Qatar Insurance Co. (a)	13,000	350,951
Qatar Islamic Bank (a)	9,167	275,671
Qatar National Bank SAQ (a)	26,925	1,349,485
Qatar Telecom (Qtel) Q.S.C. (a)	11,960	264,738
Vodafone Qatar QSC (a)	47,574	205,517
TOTAL QATAR		5,453,063
Russia - 0.7%
Alrosa Co. Ltd. (a)	270,000	311,926
Gazprom OAO (a)	40,634	93,593
Gazprom OAO sponsored ADR (Reg. S)	881,874	4,054,178
LUKOIL Oil Co. (a)	665	27,381
LUKOIL Oil Co. sponsored ADR (United Kingdom)	77,094	3,191,692
Magnit OJSC GDR (Reg. S)	39,541	2,145,099
Megafon OJSC GDR	14,137	175,299
MMC Norilsk Nickel OJSC (a)	279	42,676
Common Stocks - continued
	Shares	Value
Russia - continued
MMC Norilsk Nickel OJSC ADR	82,112	$ 1,269,452
Mobile TeleSystems OJSC sponsored ADR	76,483	627,161
Moscow Exchange MICEX-RTS OAO	207,000	236,792
NOVATEK OAO GDR (Reg. S)	14,091	1,405,577
Rosneft Oil Co. OJSC (a)	1,806	6,936
Rosneft Oil Co. OJSC GDR (Reg. S)	172,909	667,429
Rostelecom sponsored ADR	18,541	153,149
RusHydro JSC (a)	144,700	1,256
RusHydro JSC sponsored ADR	151,503	135,292
Sberbank of Russia (a)	280,115	328,611
Sberbank of Russia sponsored ADR	344,628	1,699,878
Severstal PAO (a)	229	2,555
Severstal PAO GDR (Reg. S)	31,551	355,895
Sistema JSFC sponsored GDR	27,069	229,816
Surgutneftegas OJSC (a)	10,100	5,571
Surgutneftegas OJSC sponsored ADR	190,272	1,075,037
Tatneft OAO sponsored ADR	35,068	1,032,051
Uralkali OJSC (a)	1,055	2,778
Uralkali OJSC GDR (Reg. S)	38,534	510,961
VTB Bank OJSC (a)	2,224,000	2,598
VTB Bank OJSC sponsored GDR (Reg. S)	381,542	899,294
TOTAL RUSSIA		20,689,933
Singapore - 0.9%
Ascendas Real Estate Investment Trust	324,400	572,255
CapitaCommercial Trust (REIT)	330,900	343,720
CapitaLand Ltd.	415,400	975,025
CapitaMall Trust	384,300	560,265
City Developments Ltd.	65,100	442,747
ComfortDelgro Corp. Ltd.	334,500	733,932
DBS Group Holdings Ltd.	278,034	4,089,898
Global Logistic Properties Ltd.	513,100	860,247
Hutchison Port Holdings Trust	882,000	529,200
Jardine Cycle & Carriage Ltd.	19,193	413,422
Keppel Corp. Ltd.	235,600	1,288,042
Oversea-Chinese Banking Corp. Ltd.	480,001	3,600,401
Sembcorp Industries Ltd.	159,700	415,591
Sembcorp Marine Ltd.	145,600	277,010
Singapore Airlines Ltd.	85,000	665,452
Singapore Exchange Ltd.	125,700	730,276
Singapore Press Holdings Ltd.	254,300	774,847
Singapore Technologies Engineering Ltd.	244,400	584,344
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Telecommunications Ltd.	1,277,100	$ 3,807,515
StarHub Ltd.	100,800	281,419
Suntec (REIT)	373,400	464,079
United Overseas Bank Ltd.	207,172	3,352,567
UOL Group Ltd.	73,134	357,180
Wilmar International Ltd.	305,000	711,448
Yangzijiang Shipbuilding Holdings Ltd.	293,500	275,989
TOTAL SINGAPORE		27,106,871
South Africa - 1.5%
African Bank Investments Ltd. (a)	149,482	0
African Rainbow Minerals Ltd.	15,685	86,433
Anglo American Platinum Ltd. (a)	8,288	172,551
AngloGold Ashanti Ltd. (a)	59,814	363,966
Aspen Pharmacare Holdings Ltd.	52,400	1,536,843
Barclays Africa Group Ltd.	53,026	780,452
Barloworld Ltd.	34,470	245,236
Bidvest Group Ltd.	49,169	1,196,746
Capitec Bank Holdings Ltd.	5,200	191,447
Coronation Fund Managers Ltd.	34,104	208,933
Discovery Ltd.	52,788	566,886
Exxaro Resources Ltd.	22,866	135,404
FirstRand Ltd.	512,175	2,216,277
Foschini Ltd.	29,901	340,463
Gold Fields Ltd.	114,855	313,765
Growthpoint Properties Ltd.	330,976	725,255
Hyprop Investments Ltd.	36,000	368,872
Impala Platinum Holdings Ltd. (a)	79,961	287,664
Imperial Holdings Ltd.	27,725	373,020
Investec Ltd.	36,034	326,863
Kumba Iron Ore Ltd.	9,322	80,020
Liberty Holdings Ltd.	17,139	192,658
Life Healthcare Group Holdings Ltd.	139,447	412,380
Massmart Holdings Ltd.	15,866	168,691
Mediclinic International Ltd.	66,975	596,463
MMI Holdings Ltd.	172,357	401,250
Mondi Ltd.	17,000	406,890
Mr Price Group Ltd.	37,408	745,780
MTN Group Ltd.	253,291	4,224,770
Nampak Ltd.	89,825	226,511
Naspers Ltd. Class N	60,683	8,490,655
Nedbank Group Ltd.	29,413	586,970
Common Stocks - continued
	Shares	Value
South Africa - continued
Netcare Ltd.	149,352	$ 476,854
Pick 'n Pay Stores Ltd.	33,551	156,825
PSG Group Ltd.	13,000	204,944
Rand Merchant Insurance Holdings Ltd.	100,914	353,790
Redefine Properties Ltd.	549,359	499,407
Remgro Ltd.	73,545	1,523,136
Resilient Property Income Fund Ltd.	45,989	365,069
RMB Holdings Ltd.	104,492	564,576
Sanlam Ltd.	280,682	1,482,593
Sappi Ltd. (a)	88,650	291,103
Sasol Ltd.	84,459	2,915,599
Shoprite Holdings Ltd.	71,517	950,903
Spar Group Ltd.	24,176	378,151
Standard Bank Group Ltd.	184,805	2,224,628
Steinhoff International Holdings Ltd.	348,258	2,107,952
Telkom SA Ltd.	35,009	170,143
Tiger Brands Ltd.	24,117	543,108
Transportation Hex Group Ltd.	136	34
Truworths International Ltd.	66,288	448,287
Tsogo Sun Holdings Ltd.	72,446	136,872
Vodacom Group Ltd.	55,321	640,924
Woolworths Holdings Ltd.	146,465	1,149,814
TOTAL SOUTH AFRICA		44,554,826
Spain - 2.5%
Abertis Infraestructuras SA	75,302	1,232,650
ACS Actividades de Construccion y Servicios SA	30,961	1,038,789
Aena SA	10,919	1,203,976
Amadeus IT Holding SA Class A	71,725	3,128,035
Banco Bilbao Vizcaya Argentaria SA	982,525	9,963,142
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	26,954	272,774
Banco de Sabadell SA	793,589	1,807,614
Banco Popular Espanol SA	276,330	1,268,241
Banco Santander SA:
(Spain)	2,187,828	15,128,200
(Spain) sponsored ADR	111,018	756,033
Bankia SA	751,164	992,434
Bankinter SA	105,147	812,155
CaixaBank SA	415,626	1,852,776
Distribuidora Internacional de Alimentacion SA	96,717	605,345
Enagas SA	34,460	968,093
Endesa SA	50,081	1,052,728
Common Stocks - continued
	Shares	Value
Spain - continued
Ferrovial SA	71,455	$ 1,737,447
Gas Natural SDG SA	56,574	1,229,289
Grifols SA	23,378	1,031,874
Iberdrola SA	882,118	6,223,482
Inditex SA	174,303	5,967,776
International Consolidated Airlines Group SA (a)	137,161	1,140,624
MAPFRE SA (Reg.)	175,440	563,773
Red Electrica Corporacion SA	17,434	1,393,319
Repsol YPF SA	170,047	2,857,338
Telefonica SA	695,134	10,662,462
Telefonica SA sponsored ADR	16,261	248,468
Zardoya Otis SA	1,083	11,882
Zardoya Otis SA	27,080	297,109
TOTAL SPAIN		75,447,828
Sweden - 2.0%
Alfa Laval AB	48,389	890,177
ASSA ABLOY AB (B Shares)	160,099	3,249,582
Atlas Copco AB:
(A Shares)	107,921	2,949,868
(B Shares)	62,083	1,524,953
Boliden AB	44,137	815,026
Electrolux AB (B Shares)	38,682	1,112,470
Elekta AB (B Shares) (e)	58,726	390,066
Getinge AB (B Shares)	31,382	770,113
H&M Hennes & Mauritz AB (B Shares)	151,980	6,046,256
Hakon Invest AB	12,705	463,620
Hexagon AB (B Shares)	41,464	1,340,518
Husqvarna AB (B Shares)	64,588	471,303
Industrivarden AB (C Shares)	26,975	509,998
Investment AB Kinnevik (B Shares)	37,795	1,209,633
Investor AB (B Shares)	72,617	2,802,237
Lundin Petroleum AB (a)	34,272	496,992
Nordea Bank AB	486,017	6,056,374
Sandvik AB	171,229	1,730,799
Securitas AB (B Shares)	48,577	696,551
Skandinaviska Enskilda Banken AB (A Shares)	243,286	2,932,940
Skanska AB (B Shares)	59,998	1,263,701
SKF AB (B Shares)	64,277	1,257,711
Svenska Cellulosa AB (SCA) (B Shares)	94,124	2,679,671
Svenska Handelsbanken AB (A Shares)	239,398	3,663,087
Swedbank AB (A Shares)	144,840	3,394,865
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co. AB	32,477	$ 995,006
Tele2 AB (B Shares)	50,558	525,990
Telefonaktiebolaget LM Ericsson:
(B Shares)	464,174	4,962,972
(B Shares) sponsored ADR	23,312	250,138
TeliaSonera AB	414,844	2,522,221
Volvo AB (B Shares)	245,782	2,908,899
TOTAL SWEDEN		60,883,737
Switzerland - 6.7%
ABB Ltd. (Reg.)	352,255	7,164,879
Actelion Ltd.	16,539	2,445,848
Adecco SA (Reg.)	27,269	2,275,944
Aryzta AG	13,680	694,689
Baloise Holdings AG	7,879	1,004,546
Barry Callebaut AG	351	392,664
Coca-Cola HBC AG	32,135	671,457
Compagnie Financiere Richemont SA Series A	83,618	7,217,362
Credit Suisse Group AG	243,948	7,196,662
Credit Suisse Group AG sponsored ADR	399	11,751
Dufry AG (a)	6,522	905,102
Ems-Chemie Holding AG	1,284	626,520
Geberit AG (Reg.)	6,057	2,096,726
Givaudan SA	1,476	2,749,457
Julius Baer Group Ltd.	35,835	1,982,180
Kuehne & Nagel International AG	8,676	1,197,742
LafargeHolcim Ltd.	26,363	1,825,787
Lafargeholcim Ltd. (Reg.)	39,913	2,779,825
Lindt & Spruengli AG	17	1,134,741
Lindt & Spruengli AG (participation certificate)	150	844,458
Lonza Group AG	8,526	1,236,151
Nestle SA	515,837	39,023,074
Novartis AG	357,522	37,097,990
Novartis AG sponsored ADR	10,706	1,110,748
Pargesa Holding SA	5,032	338,747
Partners Group Holding AG	2,709	906,925
Roche Holding AG (participation certificate)	112,498	32,503,234
Schindler Holding AG:
(participation certificate)	7,164	1,154,336
(Reg.)	3,268	530,970
SGS SA (Reg.)	879	1,678,314
Sika AG (Bearer)	345	1,250,683
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	8,684	$ 1,236,592
Sulzer AG (Reg.)	3,837	393,905
Swatch Group AG (Bearer) (e)	4,984	2,146,168
Swatch Group AG (Bearer) (Reg.)	7,729	633,485
Swiss Life Holding AG	5,085	1,200,866
Swiss Prime Site AG	10,411	829,605
Swiss Re Ltd.	56,172	5,057,398
Swisscom AG	4,121	2,396,773
Syngenta AG (Switzerland)	14,879	6,129,714
Transocean Ltd. (Switzerland) (e)	59,016	811,065
UBS Group AG	551,193	12,691,756
UBS Group AG	32,977	760,450
Zurich Insurance Group AG	23,954	7,295,521
TOTAL SWITZERLAND		203,632,810
Taiwan - 2.3%
Acer, Inc. (a)	392,060	162,223
Advanced Semiconductor Engineering, Inc.	965,639	1,117,902
Advantech Co. Ltd.	45,516	306,219
Asia Cement Corp.	374,785	410,180
Asia Pacific Telecom Co. Ltd.	267,000	90,237
ASUSTeK Computer, Inc.	109,422	985,005
AU Optronics Corp.	1,280,000	410,135
Catcher Technology Co. Ltd.	100,000	1,099,179
Cathay Financial Holding Co. Ltd.	1,248,227	2,010,726
Chang Hwa Commercial Bank	697,198	388,678
Cheng Shin Rubber Industry Co. Ltd.	241,513	465,328
Chicony Electronics Co. Ltd.	69,660	180,641
China Airlines Ltd. (a)	368,835	163,681
China Development Finance Holding Corp.	2,090,819	686,814
China Life Insurance Co. Ltd.	429,383	431,960
China Motor Co. Ltd.	78,000	56,541
China Steel Corp.	1,821,421	1,300,193
Chinatrust Financial Holding Co. Ltd.	2,110,159	1,526,299
Chunghwa Picture Tubes, Ltd. (a)	551	17
Chunghwa Telecom Co. Ltd.	583,400	1,808,836
Compal Electronics, Inc.	620,394	417,384
CTCI Corp.	103,000	155,671
Delta Electronics, Inc.	280,000	1,375,237
E.SUN Financial Holdings Co. Ltd.	1,019,869	618,493
ECLAT Textile Co. Ltd.	28,880	422,801
EPISTAR Corp.	147,000	127,453
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	280,982	$ 202,350
Evergreen Marine Corp. (Taiwan)	255,730	122,372
Far Eastern Textile Ltd.	478,032	449,948
Far EasTone Telecommunications Co. Ltd.	237,000	553,200
Feng Tay Enterprise Co. Ltd.	43,000	239,719
First Financial Holding Co. Ltd.	1,207,836	648,554
First Financial Holding Co. Ltd. rights 9/11/15	146,981	10,678
Formosa Chemicals & Fibre Corp.	501,620	1,185,129
Formosa Petrochemical Corp.	172,000	404,738
Formosa Plastics Corp.	639,640	1,414,239
Formosa Taffeta Co. Ltd.	107,000	100,714
Foxconn Technology Co. Ltd.	132,605	402,087
Fubon Financial Holding Co. Ltd.	1,016,487	1,849,326
Giant Manufacturing Co. Ltd.	42,042	353,891
Hermes Microvision, Inc.	6,000	298,484
Highwealth Construction Corp.	86,000	176,563
HIWIN Technologies Corp.	27,743	171,313
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,029,946	5,815,417
Hotai Motor Co. Ltd.	39,000	498,895
HTC Corp.	101,057	221,202
Hua Nan Financial Holdings Co. Ltd.	895,786	507,876
Innolux Corp.	1,296,819	450,569
Inotera Memories, Inc. (a)	342,000	205,783
Inventec Corp.	333,209	188,917
Kinsus Interconnect Technology Corp.	41,000	80,291
Largan Precision Co. Ltd.	16,000	1,619,709
Lite-On Technology Corp.	312,246	342,228
MediaTek, Inc.	227,989	2,390,788
Mega Financial Holding Co. Ltd.	1,538,906	1,312,396
Merida Industry Co. Ltd.	35,050	216,987
Nan Ya Plastics Corp.	734,980	1,497,353
Novatek Microelectronics Corp.	85,000	307,407
Pegatron Corp.	240,652	674,981
Phison Electronics Corp.	20,199	145,144
Pou Chen Corp.	347,240	491,357
Powertech Technology, Inc.	102,700	192,035
President Chain Store Corp.	85,000	616,156
Quanta Computer, Inc.	423,000	815,003
Radiant Opto-Electronics Corp.	62,672	186,076
Realtek Semiconductor Corp.	64,744	126,993
Ruentex Development Co. Ltd.	104,031	131,435
Ruentex Development Co. Ltd. rights 8/7/15	13,953	529
Common Stocks - continued
	Shares	Value
Taiwan - continued
Ruentex Industries Ltd.	83,484	$ 174,035
Shin Kong Financial Holding Co. Ltd.	1,202,889	351,064
Siliconware Precision Industries Co. Ltd.	469,000	531,072
Simplo Technology Co. Ltd.	40,971	168,232
Sinopac Holdings Co.	1,257,085	534,043
Standard Foods Corp.	60,470	182,212
Synnex Technology International Corp.	184,496	221,733
Taishin Financial Holdings Co. Ltd.	1,176,158	464,371
Taiwan Business Bank	578,824	168,199
Taiwan Cement Corp.	496,110	535,912
Taiwan Cooperative Financial Holding Co. Ltd.	1,029,956	515,629
Taiwan Fertilizer Co. Ltd.	111,000	161,977
Taiwan Glass Industry Corp.	125,210	56,356
Taiwan Mobile Co. Ltd.	262,400	866,102
Taiwan Semiconductor Manufacturing Co. Ltd.	3,760,000	16,385,314
TECO Electric & Machinery Co. Ltd.	286,000	223,579
Transcend Information, Inc.	30,000	89,166
U-Ming Marine Transport Corp.	64,000	81,870
Unified-President Enterprises Corp.	718,597	1,261,971
United Microelectronics Corp.	1,887,000	672,601
Vanguard International Semiconductor Corp.	122,000	142,577
Wan Hai Lines Ltd.	80,000	66,835
Wistron Corp.	349,082	227,686
WPG Holding Co. Ltd.	208,107	235,649
Yang Ming Marine Transport Corp. (a)	264,100	90,508
Yuanta Financial Holding Co. Ltd.	1,284,560	608,604
Yulon Motor Co. Ltd.	151,000	146,898
TOTAL TAIWAN		69,500,860
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	160,000	1,137,010
Airports of Thailand PCL (For. Reg.)	62,300	520,642
Bangkok Bank PCL	66,000	311,427
Bangkok Bank PCL (For. Reg.)	61,400	289,721
Bangkok Dusit Medical Services PCL (For. Reg.)	631,700	360,920
Banpu PCL (For. Reg.)	142,600	101,336
BEC World PCL (For. Reg.)	168,400	172,325
BTS Group Holdings PCL	856,400	239,782
Bumrungrad Hospital PCL (For. Reg.)	49,400	286,458
C.P. ALL PCL (For. Reg.)	681,300	929,574
Central Pattana PCL (For. Reg.)	188,500	253,173
Charoen Pokphand Foods PCL (For. Reg.)	438,400	260,448
Common Stocks - continued
	Shares	Value
Thailand - continued
Delta Electronics PCL (For. Reg.)	78,400	$ 179,397
Energy Absolute PCL	150,000	91,245
Glow Energy PCL (For. Reg.)	69,300	175,811
Home Product Center PCL (For. Reg.)	495,747	88,073
Indorama Ventures PCL (For. Reg.)	177,500	133,705
IRPC PCL (For. Reg.)	1,521,100	181,598
Kasikornbank PCL	100,300	508,913
Kasikornbank PCL (For. Reg.)	175,700	891,485
Krung Thai Bank PCL (For. Reg.)	487,775	242,640
Minor International PCL (For. Reg.)	252,670	210,080
PTT Exploration and Production PCL (For. Reg.)	204,351	543,116
PTT Global Chemical PCL (For. Reg.)	243,486	427,381
PTT PCL (For. Reg.)	153,700	1,424,281
Siam Cement PCL (For. Reg.)	60,400	909,949
Siam Commercial Bank PCL (For. Reg.)	239,600	1,035,225
Thai Oil PCL (For. Reg.)	116,000	159,096
Thai Union Frozen Products PCL (For. Reg.)	277,300	148,976
TMB PCL (For. Reg.)	1,973,100	131,241
True Corp. PCL (For. Reg.) (a)	1,260,454	386,950
TOTAL THAILAND		12,731,978
Turkey - 0.3%
Akbank T.A.S.	338,831	907,266
Anadolu Efes Biracilik Ve Malt Sanayii A/S	30,515	239,508
Arcelik A/S	33,851	178,350
Bim Birlesik Magazalar A/S JSC	34,138	579,007
Coca-Cola Icecek Sanayi A/S	10,785	154,900
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	282,773
Enka Insaat ve Sanayi A/S	74,300	134,599
Eregli Demir ve Celik Fabrikalari T.A.S.	205,659	308,737
Ford Otomotiv Sanayi A/S	10,709	127,530
Haci Omer Sabanci Holding A/S	133,818	457,795
Koc Holding A/S	94,166	417,972
Petkim Petrokimya Holding A/S	60,589	90,957
TAV Havalimanlari Holding A/S	22,752	173,241
Tofas Turk Otomobil Fabrikasi A/S	19,470	127,524
Tupras Turkiye Petrol Rafinelleri A/S (a)	18,368	477,246
Turk Hava Yollari AO (a)	99,558	324,423
Turk Sise ve Cam Fabrikalari A/S	98,342	111,079
Turk Telekomunikasyon A/S	80,188	199,088
Turkcell Iletisim Hizmet A/S	140,107	641,235
Turkiye Garanti Bankasi A/S	354,818	1,046,589
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Halk Bankasi A/S	90,855	$ 396,718
Turkiye Is Bankasi A/S Series C	251,144	489,400
Turkiye Vakiflar Bankasi TAO	112,023	168,978
Ulker Biskuvi Sanayi A/S	21,796	121,128
Yapi ve Kredi Bankasi A/S	124,154	170,700
TOTAL TURKEY		8,326,743
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	308,887	696,368
Aldar Properties PJSC (a)	466,586	341,737
Arabtec Holding Co. (a)	356,837	231,236
DP World Ltd.	24,671	561,265
Dubai Financial Market PJSC (a)	295,901	155,494
Dubai Islamic Bank Pakistan Ltd. (a)	150,449	307,227
Emaar Malls Group PJSC (a)	290,000	256,620
Emaar Properties PJSC	545,821	1,174,048
First Gulf Bank PJSC	133,264	562,410
National Bank of Abu Dhabi PJSC (a)	99,760	290,636
TOTAL UNITED ARAB EMIRATES		4,577,041
United Kingdom - 13.3%
3i Group PLC	155,322	1,342,562
Aberdeen Asset Management PLC	151,437	860,829
Admiral Group PLC	32,827	759,224
Aggreko PLC	41,800	783,324
Amec Foster Wheeler PLC	63,742	816,250
Anglo American PLC (United Kingdom)	223,807	2,821,980
Antofagasta PLC	62,043	549,363
ARM Holdings PLC	214,401	3,363,764
ARM Holdings PLC sponsored ADR	3,940	185,338
Ashtead Group PLC	79,420	1,217,318
Associated British Foods PLC	57,011	2,870,367
AstraZeneca PLC:
(United Kingdom)	194,039	13,099,292
sponsored ADR	16,548	559,157
Aviva PLC	640,524	5,208,214
Babcock International Group PLC	49,270	762,885
BAE Systems PLC	504,835	3,785,780
Barclays PLC	2,575,190	11,613,179
Barclays PLC sponsored ADR	16,061	288,777
Barratt Developments PLC	159,181	1,578,515
BG Group PLC	546,562	9,299,625
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	323,553	$ 5,942,909
BHP Billiton PLC ADR (e)	7,219	265,298
BP PLC	2,920,343	17,988,535
British American Tobacco PLC:
(United Kingdom)	288,425	17,125,533
sponsored ADR	4,978	592,382
British Land Co. PLC	153,996	2,022,503
BT Group PLC	1,338,346	9,685,612
Bunzl PLC	53,685	1,537,574
Burberry Group PLC	71,452	1,795,371
Capita Group PLC	105,769	2,153,871
Carnival PLC	29,523	1,636,396
Carphone Warehouse Group PLC	158,431	1,127,712
Centrica PLC	796,020	3,312,874
Cobham PLC	186,860	762,499
Compass Group PLC	266,388	4,264,049
Croda International PLC	22,018	1,045,286
Diageo PLC	392,190	10,994,162
Diageo PLC sponsored ADR	2,628	295,151
Direct Line Insurance Group PLC	218,361	1,247,732
easyJet PLC	25,102	644,457
Fresnillo PLC	34,451	348,089
G4S PLC (United Kingdom)	248,174	1,064,630
GKN PLC	265,907	1,322,583
GlaxoSmithKline PLC	749,069	16,280,991
GlaxoSmithKline PLC sponsored ADR	14,928	648,472
Hammerson PLC	124,862	1,283,039
Hargreaves Lansdown PLC	42,244	790,325
HSBC Holdings PLC:
(United Kingdom)	3,037,873	27,439,436
sponsored ADR	7,479	337,079
ICAP PLC	86,092	694,411
IMI PLC	42,595	705,761
Imperial Tobacco Group PLC	153,206	8,050,902
Inmarsat PLC	72,089	999,691
InterContinental Hotel Group PLC	37,855	1,589,995
Intertek Group PLC	26,133	998,635
Intu Properties PLC	150,689	775,626
Investec PLC	86,487	790,791
ITV PLC	613,065	2,687,402
J Sainsbury PLC (e)	209,678	867,398
Johnson Matthey PLC	32,965	1,500,636
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	375,997	$ 2,117,984
Land Securities Group PLC	125,715	2,548,270
Legal & General Group PLC	950,563	3,869,953
Lloyds Banking Group PLC	8,902,051	11,592,328
Lloyds Banking Group PLC sponsored ADR (e)	56,591	297,669
London Stock Exchange Group PLC	49,945	2,036,491
Lonmin PLC (a)	18,273	14,882
Marks & Spencer Group PLC	264,342	2,243,698
Meggitt PLC	130,352	945,556
Melrose PLC	155,600	672,604
Merlin Entertainments PLC	109,956	713,467
Mondi PLC	58,965	1,418,073
National Grid PLC	597,763	7,955,466
Next PLC	23,229	2,898,418
Old Mutual PLC	789,300	2,614,367
Pearson PLC	121,055	2,271,750
Pearson PLC sponsored ADR	10,528	196,452
Persimmon PLC	48,299	1,543,973
Prudential PLC	400,195	9,414,757
Prudential PLC ADR	5,458	257,945
Reckitt Benckiser Group PLC	103,220	9,898,606
Relx PLC	180,998	3,160,089
Rexam PLC	114,751	997,253
Rio Tinto PLC	196,121	7,586,176
Rio Tinto PLC sponsored ADR	7,367	284,514
Rolls-Royce Group PLC	298,128	3,696,638
Royal & Sun Alliance Insurance Group PLC	164,209	1,318,086
Royal Bank of Scotland Group PLC (a)	407,908	2,175,567
Royal Dutch Shell PLC:
Class A (Netherlands)	104,681	3,002,448
Class A (United Kingdom)	507,887	14,557,748
Class A sponsored ADR	5,387	309,645
Class B (United Kingdom)	390,719	11,313,292
Royal Mail PLC	130,231	1,027,045
SABMiller PLC	155,232	8,156,155
Sage Group PLC	169,984	1,383,023
Schroders PLC	19,939	984,887
Scottish & Southern Energy PLC	158,060	3,739,541
Segro PLC	117,464	823,268
Severn Trent PLC	38,408	1,321,956
SKY PLC	164,852	2,934,829
Smith & Nephew PLC	143,325	2,663,788
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	63,890	$ 1,126,446
Sports Direct International PLC (a)	43,174	533,988
Standard Chartered PLC (United Kingdom)	395,915	6,060,387
Standard Life PLC	313,909	2,227,541
Tate & Lyle PLC	73,239	623,337
Taylor Wimpey PLC	512,388	1,555,532
Tesco PLC	1,300,737	4,374,301
The Weir Group PLC	33,465	803,246
Travis Perkins PLC	39,250	1,377,293
Tullow Oil PLC	143,027	549,238
Unilever PLC	205,540	9,323,291
United Utilities Group PLC	110,194	1,534,993
Vodafone Group PLC	4,122,568	15,616,274
Vodafone Group PLC sponsored ADR	12,032	454,569
Whitbread PLC	28,951	2,346,468
William Hill PLC	136,836	865,231
WM Morrison Supermarkets PLC	347,109	989,265
TOTAL UNITED KINGDOM		402,701,598
United States of America - 0.0%
Southern Copper Corp. (e)	24,745	689,396
TOTAL COMMON STOCKS (Cost $2,699,344,106)		2,840,786,703
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.5%
AES Tiete SA (PN) (non-vtg.)	13,600	72,688
Ambev SA sponsored ADR	66,500	377,720
Banco Bradesco SA:
(PN)	339,634	2,706,002
(PN) sponsored ADR	50,384	400,049
Banco do Estado Rio Grande do Sul SA	26,300	75,967
Brasil Foods SA sponsored ADR	9,700	202,827
Braskem SA (PN-A)	23,300	85,335
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	37,800	94,281
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	22,501	492,874
Companhia Energetica de Minas Gerais (CEMIG) (PN)	112,204	309,352
Companhia Energetica de Sao Paulo Series B	28,200	157,557
Companhia Paranaense de Energia-Copel (PN-B)	14,900	153,528
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Gerdau SA (PN)	129,250	$ 222,718
Itau Unibanco Holding SA	402,059	3,532,159
Itau Unibanco Holding SA sponsored ADR	61,957	537,787
Itausa-Investimentos Itau SA (PN)	547,473	1,343,119
Lojas Americanas SA (PN)	79,931	402,462
Oi SA (PN) (a)	62,430	88,249
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	566,740	1,737,984
(PN) sponsored (non-vtg.) (a)	41,350	254,303
sponsored ADR (a)(e)	30,750	209,100
Suzano Papel e Celulose SA	52,100	255,482
Telefonica Brasil SA	50,440	664,834
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	62,200	71,393
Vale SA:
(PN-A)	253,600	1,085,074
(PN-A) sponsored ADR	32,200	138,138
TOTAL BRAZIL		15,670,982
Chile - 0.0%
Embotelladora Andina SA Class B	39,000	110,163
Sociedad Quimica y Minera de Chile SA (PN-B)	14,269	194,479
TOTAL CHILE		304,642
Colombia - 0.1%
Banco Davivienda SA	14,145	130,055
Bancolombia SA (PN)	63,546	610,306
Grupo Aval Acciones y Valores SA	487,872	210,056
Grupo de Inversiones Suramerica SA	17,460	221,888
TOTAL COLOMBIA		1,172,305
France - 0.1%
Air Liquide SA (a)	12,685	1,651,556
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,585	671,873
FUCHS PETROLUB AG	11,038	479,747
Henkel AG & Co. KGaA	27,235	3,230,371
Porsche Automobil Holding SE (Germany)	24,559	1,847,307
Volkswagen AG	26,150	5,238,389
TOTAL GERMANY		11,467,687
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	987,730	1,025,112
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 0.1%
AMOREPACIFIC Corp.	1,300	$ 222,977
Hyundai Motor Co.	3,726	333,923
Hyundai Motor Co. Series 2	6,019	531,677
LG Chemical Ltd.	1,377	216,108
Samsung Electronics Co. Ltd.	3,069	2,421,426
TOTAL KOREA (SOUTH)		3,726,111
Russia - 0.0%
AK Transneft OAO (a)	189	423,510
Sberbank of Russia (a)	130,675	108,963
Surgutneftegas OJSC (a)	472,517	288,555
TOTAL RUSSIA		821,028
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,607,754)		35,839,423
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (d) (Cost $46,681)	INR	233,068	45,873
U.S. Government and Government Agency Obligations - 0.2%

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.17% 9/17/15 to 5/26/16 (g) (Cost $6,993,543)		7,000,000	6,992,128
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	125,115,225	$ 125,115,225
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	17,460,486	17,460,486
TOTAL MONEY MARKET FUNDS (Cost $142,575,711)		142,575,711
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,900,567,795)		3,026,239,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,368,027)
NET ASSETS - 100%		$ 3,024,871,811
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
926 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	$ 86,673,600	$ 1,251,143
1,163 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	52,335,000	(2,436,836)
64 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2015	8,330,741	8,940
TOTAL EQUITY INDEX CONTRACTS		$ 147,339,341	$ (1,176,753)

The face value of futures purchased as a percentage of net assets is 4.9%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,430 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,164,718.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,126
Fidelity Securities Lending Cash Central Fund	1,018,196
Total	$ 1,112,322
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 341,438,953	$ 265,803,873	$ 75,146,285	$ 488,795
Consumer Staples	296,502,473	170,432,533	126,069,940	-
Energy	190,086,260	89,812,650	100,273,610	-
Financials	795,377,060	583,002,444	211,686,649	687,967
Health Care	277,878,212	120,401,071	157,119,493	357,648
Industrials	319,585,669	284,563,695	35,021,974	-
Information Technology	200,891,221	120,857,374	79,501,287	532,560
Materials	203,073,626	160,329,377	42,602,022	142,227
Telecommunication Services	152,108,007	60,619,862	91,183,620	304,525
Utilities	99,684,645	87,799,756	11,884,889	-
Corporate Bonds	45,873	-	45,873	-
U.S. Government and Government Agency Obligations	6,992,128	-	6,992,128	-
Money Market Funds	142,575,711	142,575,711	-	-
Total Investments in Securities:	$ 3,026,239,838	$ 2,086,198,346	$ 937,527,770	$ 2,513,722
Derivative Instruments:
Assets
Futures Contracts	$ 1,260,083	$ 1,260,083	$ -	$ -
Liabilities
Futures Contracts	$ (2,436,836)	$ (2,436,836)	$ -	$ -
Total Derivative Instruments:	$ (1,176,753)	$ (1,176,753)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 28,326,582
Level 2 to Level 1	$ 628,224,422
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $2,900,837,648. Net unrealized appreciation aggregated $125,402,190, of which $439,400,490 related to appreciated investment securities and $313,998,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® SAI International
Minimum Volatility Index Fund

July 31, 2015

1.9866139.100

SV2-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 1.4%
CSL Ltd.	7,299	$ 527,972
Healthscope Ltd.	365,534	732,093
Medibank Private Ltd. (a)	736,642	1,125,357
Sonic Healthcare Ltd.	82,077	1,240,080
Telstra Corp. Ltd.	329,388	1,562,572
The GPT Group unit	198,447	668,703
Transurban Group unit	87,473	637,466
TOTAL AUSTRALIA		6,494,243
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	28,600	1,725,326
Belgium - 0.4%
Colruyt NV	34,857	1,691,668
Bermuda - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	320,000	2,784,206
China Resources Gas Group Ltd.	172,000	524,722
Cosco Pacific Ltd.	286,000	373,350
Credicorp Ltd. (United States)	9,854	1,299,743
Luye Pharma Group Ltd.	488,000	509,887
Yue Yuen Industrial (Holdings) Ltd.	295,500	960,567
TOTAL BERMUDA		6,452,475
Canada - 11.1%
Agnico Eagle Mines Ltd. (Canada)	8,282	183,263
Bank of Montreal	57,467	3,206,745
Bank of Nova Scotia	92,522	4,541,031
BCE, Inc.	75,953	3,126,161
Canadian Imperial Bank of Commerce	47,137	3,368,447
Canadian National Railway Co.	14,093	879,189
Canadian Utilities Ltd. Class A (non-vtg.)	46,909	1,317,763
Dollarama, Inc.	56,517	3,364,184
Empire Co. Ltd. Class A (non-vtg.)	25,987	1,756,509
Enbridge, Inc.	21,918	955,419
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,543	1,226,419
First Capital Realty, Inc.	40,938	579,395
Franco-Nevada Corp.	29,310	1,190,015
Common Stocks - continued
	Shares	Value
Canada - continued
George Weston Ltd.	12,801	$ 1,075,094
Gildan Activewear, Inc.	9,310	300,261
Goldcorp, Inc.	59,378	792,251
Great-West Lifeco, Inc.	49,310	1,396,523
Intact Financial Corp.	62,726	4,326,096
Metro, Inc. Class A (sub. vtg.)	57,632	1,568,317
National Bank of Canada	85,464	2,988,969
Rogers Communications, Inc. Class B (non-vtg.)	43,379	1,521,093
Royal Bank of Canada	53,306	3,108,243
Shaw Communications, Inc. Class B	84,280	1,788,256
TELUS Corp.	47,248	1,613,047
The Toronto-Dominion Bank	55,833	2,252,787
Thomson Reuters Corp.	58,548	2,370,392
TransCanada Corp.	38,795	1,507,780
TOTAL CANADA		52,303,649
Cayman Islands - 1.6%
China Medical System Holdings Ltd.	506,000	672,291
China Mengniu Dairy Co. Ltd.	238,000	1,076,055
Hengan International Group Co. Ltd.	137,000	1,531,294
Shenzhou International Group Holdings Ltd.	280,000	1,471,821
Sino Biopharmaceutical Ltd.	1,468,000	1,702,375
SOHO China Ltd.	921,500	580,076
Tingyi (Cayman Islands) Holding Corp.	274,000	527,338
TOTAL CAYMAN ISLANDS		7,561,250
Chile - 0.7%
Aguas Andinas SA	1,155,331	610,259
Banco de Chile	8,999,884	964,464
Colbun SA	3,483,303	920,683
Empresa Nacional de Electricidad SA	510,183	696,186
Vina Concha y Toro SA	136,191	213,114
TOTAL CHILE		3,404,706
China - 2.9%
Agricultural Bank of China Ltd. (H Shares)	1,661,000	749,906
Bank of China Ltd. (H Shares)	3,886,000	2,125,387
Beijing Capital International Airport Co. Ltd. (H Shares)	364,000	375,161
China Communications Services Corp. Ltd. (H Shares)	898,000	406,586
China Construction Bank Corp. (H Shares)	3,932,000	3,210,603
China Everbright Bank Co. Ltd. (H Shares)	370,000	206,184
China Petroleum & Chemical Corp. (H Shares)	286,000	215,558
Chongqing Changan Automobile Co. Ltd. (B Shares)	105,300	224,121
Common Stocks - continued
	Shares	Value
China - continued
Dalian Wanda Commercial Properties Co., Ltd.	294,200	$ 2,132,792
Industrial & Commercial Bank of China Ltd. (H Shares)	2,854,000	1,960,664
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	150,855	155,532
Jiangsu Expressway Co. Ltd. (H Shares)	590,000	735,949
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	252,000	169,034
Tsingtao Brewery Co. Ltd. (H Shares)	30,000	160,017
Zhejiang Expressway Co. Ltd. (H Shares)	662,000	762,569
TOTAL CHINA		13,590,063
Colombia - 0.1%
Corporacion Financiera Colombiana SA	21,891	287,319
Isagen SA	348,268	354,314
TOTAL COLOMBIA		641,633
Denmark - 0.4%
Novo Nordisk A/S Series B	16,259	959,549
Tryg A/S	52,927	1,066,353
TOTAL DENMARK		2,025,902
Egypt - 0.1%
Commercial International Bank SAE	102,420	732,501
France - 1.4%
Aeroports de Paris	13,309	1,596,134
BIC SA	3,826	655,287
Danone SA	10,362	702,981
Dassault Systemes SA	2,708	204,526
Essilor International SA	5,741	735,169
Eutelsat Communications	16,160	492,499
L'Oreal SA	9,965	1,864,321
SCOR SE	10,252	393,173
TOTAL FRANCE		6,644,090
Germany - 1.6%
Beiersdorf AG	3,701	316,309
Fresenius Medical Care AG & Co. KGaA	42,208	3,453,549
Kabel Deutschland Holding AG (a)	10,426	1,414,119
MAN SE	16,792	1,750,866
Merck KGaA	2,706	275,254
Telefonica Deutschland Holding AG	60,975	378,692
TOTAL GERMANY		7,588,789
Hong Kong - 7.6%
Bank of East Asia Ltd.	355,000	1,437,896
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Beijing Enterprises Holdings Ltd.	182,000	$ 1,339,357
BOC Hong Kong (Holdings) Ltd.	315,000	1,269,784
China Merchants Holdings International Co. Ltd.	146,000	533,919
China Mobile Ltd.	154,500	2,022,530
CLP Holdings Ltd.	612,000	5,198,483
Guangdong Investment Ltd.	900,000	1,221,315
Hang Seng Bank Ltd.	349,900	7,171,950
HKT Trust/HKT Ltd. unit	844,000	1,027,741
Hong Kong & China Gas Co. Ltd.	993,800	2,028,032
Lenovo Group Ltd.	502,000	544,589
Link (REIT)	466,500	2,744,011
MTR Corp. Ltd.	696,500	3,104,121
Power Assets Holdings Ltd.	521,000	4,909,388
Sun Art Retail Group Ltd.	1,023,500	778,949
Sun Hung Kai Properties Ltd.	24,000	368,716
TOTAL HONG KONG		35,700,781
Indonesia - 1.5%
PT Astra Agro Lestari Tbk	115,700	171,700
PT Bank Central Asia Tbk	1,983,400	1,920,720
PT Bank Danamon Indonesia Tbk Series A	545,100	169,242
PT Bank Mandiri (Persero) Tbk	606,100	425,527
PT Bank Rakyat Indonesia Tbk	313,900	232,046
PT Indofood CBP Sukses Makmur Tbk	312,100	283,780
PT Indofood Sukses Makmur Tbk	1,901,400	857,405
PT Jasa Marga Tbk	1,015,500	429,772
PT Kalbe Farma Tbk	5,666,200	730,920
PT Telkomunikasi Indonesia Tbk Series B	4,064,700	882,127
PT Unilever Indonesia Tbk	234,300	692,811
PT XL Axiata Tbk (a)	587,800	128,836
TOTAL INDONESIA		6,924,886
Ireland - 0.7%
Kerry Group PLC Class A	26,918	2,044,260
Ryanair Holdings PLC sponsored ADR	16,596	1,229,930
TOTAL IRELAND		3,274,190
Israel - 1.4%
Bank Hapoalim BM (Reg.)	195,071	1,083,139
Bank Leumi le-Israel BM (a)	260,466	1,134,217
Bezeq The Israel Telecommunication Corp. Ltd.	315,550	581,832
Mizrahi Tefahot Bank Ltd.	72,121	923,435
Common Stocks - continued
	Shares	Value
Israel - continued
NICE Systems Ltd.	10,808	$ 693,921
Teva Pharmaceutical Industries Ltd.	31,389	2,153,601
TOTAL ISRAEL		6,570,145
Japan - 21.9%
ABC-MART, Inc.	12,500	751,402
Ajinomoto Co., Inc.	64,000	1,472,772
All Nippon Airways Ltd.	600,000	1,912,293
Aozora Bank Ltd.	164,000	629,879
Asahi Group Holdings	29,700	996,191
Astellas Pharma, Inc.	119,200	1,795,670
Bank of Yokohama Ltd.	77,000	489,703
Benesse Holdings, Inc.	32,800	885,271
Calbee, Inc.	25,400	1,133,352
Canon, Inc.	97,100	3,106,728
Chugai Pharmaceutical Co. Ltd.	7,500	272,925
Daiichi Sankyo Kabushiki Kaisha	13,200	270,422
Daito Trust Construction Co. Ltd.	2,100	221,886
East Japan Railway Co.	13,600	1,344,253
Eisai Co. Ltd.	23,400	1,528,406
FamilyMart Co. Ltd.	29,800	1,442,692
Hankyu Hanshin Holdings, Inc.	56,000	354,250
Hisamitsu Pharmaceutical Co., Inc.	16,500	600,436
Idemitsu Kosan Co. Ltd.	16,200	298,158
ITOCHU Techno-Solutions Corp.	12,800	299,202
Japan Airlines Co. Ltd.	60,000	2,265,704
Japan Prime Realty Investment Corp.	408	1,321,757
Japan Real Estate Investment Corp.	446	2,000,855
Japan Retail Fund Investment Corp.	1,070	2,097,955
Kamigumi Co. Ltd.	114,000	1,073,450
Kao Corp.	10,100	512,681
Kyowa Hakko Kirin Co., Ltd.	99,000	1,611,990
Lawson, Inc.	32,900	2,450,212
McDonald's Holdings Co. (Japan) Ltd.	38,800	826,498
Meiji Holdings Co. Ltd.	4,200	597,458
Miraca Holdings, Inc.	26,200	1,207,101
Mitsubishi Tanabe Pharma Corp.	113,400	1,890,381
Mizuho Financial Group, Inc.	139,300	303,745
Nagoya Railroad Co. Ltd.	337,000	1,267,132
New Hampshire Foods Ltd.	27,000	656,836
Nippon Building Fund, Inc.	136	607,932
Nippon Prologis REIT, Inc.	755	1,489,470
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Telegraph & Telephone Corp.	68,100	$ 2,622,717
Nissin Food Holdings Co. Ltd.	28,600	1,289,983
Nitori Holdings Co. Ltd.	32,700	2,936,628
Nomura Research Institute Ltd.	21,000	862,468
NTT DOCOMO, Inc.	234,700	4,955,769
Oracle Corp. Japan	18,900	796,046
Oriental Land Co. Ltd.	54,900	3,485,764
Osaka Gas Co. Ltd.	535,000	2,140,691
Otsuka Corp.	17,600	924,485
Otsuka Holdings Co. Ltd.	110,900	3,984,651
Park24 Co. Ltd.	44,800	815,137
Recruit Holdings Co. Ltd.	36,900	1,164,151
Sankyo Co. Ltd. (Gunma)	23,600	896,890
Santen Pharmaceutical Co. Ltd.	99,900	1,471,074
Secom Co. Ltd.	26,600	1,793,866
Shimamura Co. Ltd.	11,000	1,136,079
Shionogi & Co. Ltd.	53,000	2,114,697
Showa Shell Sekiyu K.K.	27,100	254,742
Suntory Beverage & Food Ltd.	70,200	2,968,072
Suzuken Co. Ltd.	12,400	439,230
Taisho Pharmaceutical Holdings Co. Ltd.	15,900	1,068,681
Takeda Pharmaceutical Co. Ltd.	94,000	4,732,803
Tobu Railway Co. Ltd.	238,000	1,146,456
Toho Co. Ltd.	22,800	540,128
Tokyo Gas Co. Ltd.	340,000	1,836,963
TonenGeneral Sekiyu K.K.	143,000	1,431,904
Toyo Suisan Kaisha Ltd.	41,400	1,566,676
Unicharm Corp.	72,100	1,733,925
United Urban Investment Corp.	1,266	1,838,706
USS Co. Ltd.	103,600	1,821,474
West Japan Railway Co.	46,200	3,321,062
Yamada Denki Co. Ltd.	145,300	555,712
Yamato Holdings Co. Ltd.	79,800	1,770,042
Yamazaki Baking Co. Ltd.	54,000	861,839
TOTAL JAPAN		103,266,559
Korea (South) - 2.0%
Dongbu Insurance Co. Ltd.	20,219	962,364
Hyundai Fire & Marine Insurance Co. Ltd.	30,944	841,245
Kangwon Land, Inc.	8,875	324,619
Kia Motors Corp.	21,772	819,690
Korea Electric Power Corp.	17,210	746,765
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	18,283	$ 1,724,752
S1 Corp.	10,484	757,951
Samsung Fire & Marine Insurance Co. Ltd.	4,386	1,053,206
Samsung Life Insurance Co. Ltd.	3,002	275,474
SK Hynix, Inc.	3,534	112,442
SK Telecom Co. Ltd.	3,745	806,562
Yuhan Corp.	3,642	841,754
TOTAL KOREA (SOUTH)		9,266,824
Luxembourg - 0.5%
SES SA (France) (depositary receipt)	79,634	2,463,256
Malaysia - 2.1%
Axiata Group Bhd	506,289	844,478
Hong Leong Bank Bhd	170,300	605,571
IHH Healthcare Bhd	475,000	747,512
Malayan Banking Bhd	1,092,500	2,631,841
Maxis Bhd	689,100	1,203,534
Public Bank Bhd	613,400	3,051,741
Telekom Malaysia Bhd	451,100	773,686
TOTAL MALAYSIA		9,858,363
Netherlands - 0.4%
QIAGEN NV (a)	34,216	959,171
Unilever NV (Certificaten Van Aandelen) (Bearer)	18,206	815,597
TOTAL NETHERLANDS		1,774,768
New Zealand - 0.3%
Auckland International Airport Ltd.	228,084	814,520
Ryman Healthcare Group Ltd.	69,623	386,048
Spark New Zealand Ltd.	137,775	269,198
TOTAL NEW ZEALAND		1,469,766
Philippines - 0.9%
Bank of the Philippine Islands (BPI)	343,130	713,680
BDO Unibank, Inc.	363,890	799,881
International Container Terminal Services, Inc.	158,330	380,963
Jollibee Food Corp.	105,070	437,073
Metro Pacific Investments Corp.	2,958,000	314,095
Philippine Long Distance Telephone Co.	22,095	1,401,987
TOTAL PHILIPPINES		4,047,679
Qatar - 0.6%
Commercial Bank of Qatar (a)	31,321	466,213
Common Stocks - continued
	Shares	Value
Qatar - continued
Doha Bank (a)	39,899	$ 580,748
Qatar Electricity & Water Co. (a)	10,407	631,351
Qatar Insurance Co. (a)	13,630	367,959
Qatar Islamic Bank (a)	12,595	378,758
Qatar Telecom (Qtel) Q.S.C. (a)	18,552	410,653
TOTAL QATAR		2,835,682
Singapore - 3.0%
CapitaMall Trust	222,500	324,379
DBS Group Holdings Ltd.	90,100	1,325,377
Oversea-Chinese Banking Corp. Ltd.	328,500	2,464,019
Singapore Airlines Ltd.	247,400	1,936,856
Singapore Press Holdings Ltd.	670,400	2,042,696
Singapore Telecommunications Ltd.	987,100	2,942,916
StarHub Ltd.	387,400	1,081,563
United Overseas Bank Ltd.	44,100	713,649
Wilmar International Ltd.	544,800	1,270,809
TOTAL SINGAPORE		14,102,264
Switzerland - 9.5%
Barry Callebaut AG	1,005	1,124,294
Givaudan SA	2,054	3,826,141
Kuehne & Nagel International AG	11,294	1,559,163
Lindt & Spruengli AG	34	2,269,482
Lindt & Spruengli AG (participation certificate)	383	2,156,183
Nestle SA	85,948	6,501,973
Novartis AG	69,303	7,191,171
Roche Holding AG (participation certificate)	22,264	6,432,577
Schindler Holding AG (Reg.)	2,018	327,875
SGS SA (Reg.)	723	1,380,456
Swiss Prime Site AG	29,051	2,314,940
Swiss Re Ltd.	26,931	2,424,710
Swisscom AG	10,732	6,241,730
Syngenta AG (Switzerland)	2,390	984,610
TOTAL SWITZERLAND		44,735,305
Taiwan - 7.3%
Advanced Semiconductor Engineering, Inc.	1,045,000	1,209,777
Asia Cement Corp.	975,000	1,067,080
ASUSTeK Computer, Inc.	113,000	1,017,214
Chang Hwa Commercial Bank	1,781,000	992,882
Chicony Electronics Co. Ltd.	287,000	744,242
China Airlines Ltd. (a)	1,433,000	635,933
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	4,429,000	$ 1,454,883
Chinatrust Financial Holding Co. Ltd.	837,000	605,411
Chunghwa Telecom Co. Ltd.	1,835,000	5,689,432
EVA Airways Corp. (a)	1,032,000	743,196
Far EasTone Telecommunications Co. Ltd.	739,000	1,724,956
First Financial Holding Co. Ltd.	3,485,745	1,871,689
First Financial Holding Co. Ltd. rights 9/11/15	424,181	30,815
Formosa Taffeta Co. Ltd.	256,000	240,960
Foxconn Technology Co. Ltd.	375,000	1,137,081
HTC Corp.	258,000	564,732
Hua Nan Financial Holdings Co. Ltd.	2,500,000	1,417,404
Kinsus Interconnect Technology Corp.	162,000	317,246
Lite-On Technology Corp.	847,000	928,329
Mega Financial Holding Co. Ltd.	982,000	837,461
Sinopac Holdings Co.	2,355,000	1,000,466
Standard Foods Corp.	224,000	674,972
Synnex Technology International Corp.	669,000	804,026
Taishin Financial Holdings Co. Ltd.	844,000	333,228
Taiwan Business Bank	1,306,000	379,507
Taiwan Cement Corp.	425,000	459,097
Taiwan Cooperative Financial Holding Co. Ltd.	3,053,000	1,528,429
Taiwan Mobile Co. Ltd.	836,000	2,759,381
Taiwan Semiconductor Manufacturing Co. Ltd.	565,000	2,462,155
Transcend Information, Inc.	120,000	356,665
U-Ming Marine Transport Corp.	119,000	152,227
TOTAL TAIWAN		34,140,876
Thailand - 0.6%
BTS Group Holdings PCL	3,497,700	979,316
C.P. ALL PCL (For. Reg.)	221,700	302,490
PTT PCL (For. Reg.)	118,900	1,101,802
Siam Cement PCL (For. Reg.)	15,400	232,007
TOTAL THAILAND		2,615,615
United Arab Emirates - 0.5%
DP World Ltd.	31,092	707,343
First Gulf Bank PJSC	213,555	901,260
National Bank of Abu Dhabi PJSC (a)	271,728	791,638
TOTAL UNITED ARAB EMIRATES		2,400,241
United Kingdom - 15.0%
Admiral Group PLC	70,818	1,637,881
AstraZeneca PLC (United Kingdom)	39,942	2,696,427
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	14,034	$ 217,299
BP PLC	182,630	1,124,952
British American Tobacco PLC (United Kingdom)	75,543	4,485,444
Bunzl PLC	41,688	1,193,972
Capita Group PLC	55,945	1,139,259
Centrica PLC	132,360	550,855
Compass Group PLC	296,807	4,750,964
Diageo PLC	127,493	3,573,979
Direct Line Insurance Group PLC	100,947	576,819
Fresnillo PLC	19,350	195,510
G4S PLC (United Kingdom)	549,689	2,358,085
GlaxoSmithKline PLC	158,125	3,436,842
Imperial Tobacco Group PLC	59,597	3,131,794
Inmarsat PLC	36,051	499,936
J Sainsbury PLC	63,018	260,694
Marks & Spencer Group PLC	112,808	957,499
Merlin Entertainments PLC	151,816	985,082
National Grid PLC	449,015	5,975,819
Next PLC	26,270	3,277,861
Reckitt Benckiser Group PLC	78,405	7,518,890
Relx PLC	130,275	2,274,503
Royal Dutch Shell PLC:
Class A (United Kingdom)	48,399	1,387,278
Class B (United Kingdom)	25,346	733,895
Scottish & Southern Energy PLC	227,305	5,377,808
Severn Trent PLC	23,621	813,006
SKY PLC	287,013	5,109,638
Smith & Nephew PLC	60,397	1,122,517
Unilever PLC	33,518	1,520,376
United Utilities Group PLC	47,156	656,879
Vodafone Group PLC	221,026	837,246
WM Morrison Supermarkets PLC	101,515	289,319
TOTAL UNITED KINGDOM		70,668,328
TOTAL COMMON STOCKS (Cost $465,843,134)		466,971,823
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
Colombia - 0.2%
Grupo Aval Acciones y Valores SA	1,298,043	$ 558,880
Grupo de Inversiones Suramerica SA	35,473	450,803
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,108,266)		1,009,683
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.17% (b) (Cost $670,139)	670,139	670,139
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $467,621,539)		468,651,645
NET OTHER ASSETS (LIABILITIES) - 0.4% (c)		1,764,415
NET ASSETS - 100%		$ 470,416,060
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	$ 1,404,000	$ 71,748
16 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	720,000	9,005
2 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2015	260,336	3,864
TOTAL EQUITY INDEX CONTRACTS		$ 2,384,336	$ 84,617

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes $97,477 of cash collateral to cover margin requirements for futures contracts.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,126
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,905,907	$ 48,948,408	$ 957,499	$ -
Consumer Staples	72,615,659	47,496,419	25,119,240	-
Energy	9,167,020	5,705,337	3,461,683	-
Financials	112,359,757	109,639,006	2,720,751	-
Health Care	60,664,260	33,218,027	27,446,233	-
Industrials	47,915,280	47,915,280	-	-
Information Technology	17,085,874	9,613,293	7,472,581	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 10,655,300	$ 7,945,364	$ 2,709,936	$ -
Telecommunication Services	48,316,961	29,098,591	19,218,370	-
Utilities	39,295,488	32,572,904	6,722,584	-
Money Market Funds	670,139	670,139	-	-
Total Investments in Securities:	$ 468,651,645	$ 372,822,768	$ 95,828,877	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 84,617	$ 84,617	$ -	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $467,801,187. Net unrealized appreciation aggregated $850,458, of which $13,930,995 related to appreciated investment securities and $13,080,537 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as level 1 in the heirarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® SAI U.S. Minimum
Volatility Index Fund

July 31, 2015

1.9866137.100

SV1-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Distributors - 0.1%
Genuine Parts Co.	9,598	$ 853,742
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	3,516	2,609,681
McDonald's Corp.	91,558	9,142,982
Starbucks Corp.	99,798	5,781,298
Yum! Brands, Inc.	17,103	1,500,959
		19,034,920
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.)	21,953	1,368,550
Scripps Networks Interactive, Inc. Class A	4,527	283,300
		1,651,850
Multiline Retail - 1.5%
Dollar General Corp.	22,774	1,830,346
Dollar Tree, Inc. (a)	41,489	3,237,387
Target Corp.	51,330	4,201,361
		9,269,094
Specialty Retail - 2.3%
AutoZone, Inc. (a)	11,388	7,982,305
Home Depot, Inc.	15,325	1,793,485
O'Reilly Automotive, Inc. (a)	4,319	1,037,899
Ross Stores, Inc.	12,734	676,939
TJX Companies, Inc.	42,538	2,970,003
		14,460,631
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	6,181	712,175
VF Corp.	44,829	3,455,868
		4,168,043
TOTAL CONSUMER DISCRETIONARY		49,438,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 14.2%
Beverages - 2.4%
PepsiCo, Inc.	89,218	$ 8,596,154
The Coca-Cola Co.	148,510	6,100,791
		14,696,945
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	6,460	938,638
CVS Health Corp.	22,537	2,534,736
Sysco Corp.	39,121	1,420,484
Wal-Mart Stores, Inc.	106,684	7,679,114
		12,572,972
Food Products - 3.8%
Campbell Soup Co.	34,576	1,704,943
General Mills, Inc.	146,921	8,552,271
Kellogg Co.	27,007	1,787,053
McCormick & Co., Inc. (non-vtg.)	58,550	4,801,686
Mondelez International, Inc.	52,677	2,377,313
The Hershey Co.	39,732	3,690,705
The J.M. Smucker Co.	2,954	329,932
		23,243,903
Household Products - 4.9%
Church & Dwight Co., Inc.	48,172	4,158,689
Clorox Co.	40,711	4,557,189
Colgate-Palmolive Co.	74,980	5,100,140
Kimberly-Clark Corp.	68,457	7,870,501
Procter & Gamble Co.	114,042	8,747,021
		30,433,540
Tobacco - 1.1%
Altria Group, Inc.	94,745	5,152,233
Philip Morris International, Inc.	3,587	306,796
Reynolds American, Inc.	12,367	1,060,965
		6,519,994
TOTAL CONSUMER STAPLES		87,467,354
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	39,398	1,030,652
Chevron Corp.	37,871	3,350,826
Exxon Mobil Corp.	97,209	7,699,925
Kinder Morgan, Inc.	26,591	921,112
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	15,027	$ 1,054,895
Spectra Energy Corp.	53,222	1,610,498
		15,667,908
FINANCIALS - 17.8%
Banks - 1.3%
M&T Bank Corp.	5,592	733,391
U.S. Bancorp	64,147	2,900,086
Wells Fargo & Co.	71,476	4,136,316
		7,769,793
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	54,433	7,769,766
CME Group, Inc.	16,557	1,590,134
		9,359,900
Insurance - 5.9%
ACE Ltd.	13,714	1,491,672
Alleghany Corp. (a)	4,556	2,214,808
Arch Capital Group Ltd. (a)	77,576	5,535,823
Axis Capital Holdings Ltd.	41,583	2,393,517
Everest Re Group Ltd.	20,089	3,678,698
Marsh & McLennan Companies, Inc.	64,995	3,765,810
PartnerRe Ltd.	8,221	1,117,727
RenaissanceRe Holdings Ltd.	28,145	3,019,959
The Chubb Corp.	53,234	6,618,583
The Travelers Companies, Inc.	29,105	3,088,623
W.R. Berkley Corp.	40,246	2,242,507
Willis Group Holdings PLC	30,379	1,412,320
		36,580,047
Real Estate Investment Trusts - 9.1%
American Capital Agency Corp.	216,815	4,175,857
American Tower Corp.	41,447	3,942,024
Annaly Capital Management, Inc.	582,418	5,795,059
AvalonBay Communities, Inc.	29,189	5,030,432
Boston Properties, Inc.	3,084	380,196
Brixmor Property Group, Inc.	63,187	1,546,186
Camden Property Trust (SBI)	5,431	432,471
Crown Castle International Corp.	69,862	5,722,396
Equity Residential (SBI)	43,470	3,251,991
Federal Realty Investment Trust (SBI)	24,109	3,297,870
General Growth Properties, Inc.	43,718	1,186,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	37,591	$ 1,452,516
Health Care REIT, Inc.	33,077	2,294,551
Public Storage	41,089	8,430,641
Simon Property Group, Inc.	22,238	4,163,398
UDR, Inc.	9,331	315,481
Ventas, Inc.	57,452	3,854,455
Vornado Realty Trust	5,790	564,815
		55,836,846
TOTAL FINANCIALS		109,546,586
HEALTH CARE - 20.4%
Biotechnology - 0.4%
Amgen, Inc.	1,879	331,813
Baxalta, Inc.	73,619	2,416,912
		2,748,725
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	159,340	8,076,945
Baxter International, Inc.	73,619	2,950,650
Becton, Dickinson & Co.	50,751	7,721,765
C.R. Bard, Inc.	24,350	4,788,428
Medtronic PLC	61,548	4,824,748
Varian Medical Systems, Inc. (a)	45,306	3,899,487
		32,262,023
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	61,632	6,517,584
Anthem, Inc.	7,278	1,122,777
Cardinal Health, Inc.	34,763	2,954,160
DaVita HealthCare Partners, Inc. (a)	40,225	3,178,982
Express Scripts Holding Co. (a)	55,186	4,970,603
Henry Schein, Inc. (a)	47,035	6,960,239
Laboratory Corp. of America Holdings (a)	33,969	4,323,914
McKesson Corp.	26,609	5,869,147
Omnicare, Inc.	34,112	3,303,747
Patterson Companies, Inc.	51,520	2,584,243
Quest Diagnostics, Inc.	39,721	2,931,807
UnitedHealth Group, Inc.	54,315	6,593,841
		51,311,044
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	4,699	$ 655,651
Waters Corp. (a)	6,527	871,289
		1,526,940
Pharmaceuticals - 6.1%
Allergan PLC (a)	1,606	531,827
Bristol-Myers Squibb Co.	76,657	5,031,765
Eli Lilly & Co.	76,479	6,463,240
Johnson & Johnson	80,306	8,047,464
Mallinckrodt PLC (a)	3,088	382,788
Merck & Co., Inc.	142,257	8,387,473
Pfizer, Inc.	239,663	8,642,248
		37,486,805
TOTAL HEALTH CARE		125,335,537
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	5,985	1,239,494
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	76,591	7,839,855
Commercial Services & Supplies - 2.8%
Republic Services, Inc.	93,304	3,968,219
Stericycle, Inc. (a)	52,192	7,357,506
Waste Management, Inc.	113,712	5,814,095
		17,139,820
Industrial Conglomerates - 0.5%
3M Co.	21,170	3,203,868
Machinery - 0.3%
Deere & Co.	17,814	1,684,670
Professional Services - 0.1%
Nielsen Holdings B.V.	12,002	581,617
Road & Rail - 0.0%
Union Pacific Corp.	2,954	288,281
TOTAL INDUSTRIALS		31,977,605
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	85,628	2,433,548
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	81,221	$ 4,886,255
QUALCOMM, Inc.	38,647	2,488,480
		9,808,283
Internet Software & Services - 2.0%
eBay, Inc. (a)	72,275	2,032,373
Facebook, Inc. Class A (a)	54,573	5,130,408
Google, Inc.:
Class A (a)	5,260	3,458,450
Class C	2,673	1,672,256
		12,293,487
IT Services - 8.2%
Accenture PLC Class A	62,620	6,456,748
Automatic Data Processing, Inc.	102,626	8,186,476
Fidelity National Information Services, Inc.	48,922	3,200,966
Fiserv, Inc. (a)	74,898	6,505,640
Gartner, Inc. Class A (a)	21,177	1,875,647
IBM Corp.	31,032	5,026,874
MasterCard, Inc. Class A	15,413	1,501,226
Paychex, Inc.	167,556	7,774,598
PayPal Holdings, Inc. (a)	72,275	2,797,043
Vantiv, Inc. (a)	9,477	416,988
Visa, Inc. Class A	84,882	6,395,010
		50,137,216
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	72,720	2,105,244
Software - 2.7%
Adobe Systems, Inc. (a)	28,511	2,337,617
ANSYS, Inc. (a)	12,490	1,175,934
Intuit, Inc.	40,137	4,245,290
Microsoft Corp.	81,079	3,786,389
Synopsys, Inc. (a)	94,244	4,791,365
VMware, Inc. Class A (a)	3,975	354,292
		16,690,887
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	20,665	2,506,665
TOTAL INFORMATION TECHNOLOGY		93,541,782
Common Stocks - continued
	Shares	Value
MATERIALS - 4.3%
Chemicals - 3.4%
Ecolab, Inc.	38,034	$ 4,404,718
Monsanto Co.	26,196	2,669,110
Praxair, Inc.	42,414	4,841,134
Sherwin-Williams Co.	11,756	3,265,347
Sigma Aldrich Corp.	39,710	5,543,913
		20,724,222
Metals & Mining - 0.9%
Newmont Mining Corp.	325,139	5,582,637
TOTAL MATERIALS		26,306,859
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	298,072	10,355,019
CenturyLink, Inc.	9,048	258,773
Verizon Communications, Inc.	186,035	8,704,578
		19,318,370
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	51,176	6,177,967
TOTAL TELECOMMUNICATION SERVICES		25,496,337
UTILITIES - 7.9%
Electric Utilities - 4.4%
Duke Energy Corp.	106,281	7,888,176
NextEra Energy, Inc.	33,704	3,545,661
Pepco Holdings, Inc.	116,993	3,121,373
Southern Co.	166,998	7,469,821
Xcel Energy, Inc.	150,296	5,210,762
		27,235,793
Multi-Utilities - 3.3%
Consolidated Edison, Inc.	114,599	7,287,350
Dominion Resources, Inc.	84,881	6,085,968
PG&E Corp.	62,273	3,269,955
Sempra Energy	7,163	729,050
WEC Energy Group, Inc.	61,270	3,002,230
		20,374,553
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	16,907	$ 877,642
TOTAL UTILITIES		48,487,988
TOTAL COMMON STOCKS (Cost $604,103,834)		613,266,236
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.22% 3/31/16 (c) (Cost $124,819)	$ 125,000	124,849
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.17% (b) (Cost $713,703)	713,703	713,703
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $604,942,356)		614,104,788
NET OTHER ASSETS (LIABILITIES) - 0.1%		586,186
NET ASSETS - 100%		$ 614,690,974
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 1,049,200	$ 19,480
2 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	299,860	1,640
TOTAL EQUITY INDEX CONTRACTS		$ 1,349,060	$ 21,120

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,869.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,181
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,438,280	$ 49,438,280	$ -	$ -
Consumer Staples	87,467,354	87,467,354	-	-
Energy	15,667,908	15,667,908	-	-
Financials	109,546,586	109,546,586	-	-
Health Care	125,335,537	125,335,537	-	-
Industrials	31,977,605	31,977,605	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 93,541,782	$ 93,541,782	$ -	$ -
Materials	26,306,859	26,306,859	-	-
Telecommunication Services	25,496,337	25,496,337	-	-
Utilities	48,487,988	48,487,988	-	-
U.S. Treasury Obligations	124,849	-	124,849	-
Money Market Funds	713,703	713,703	-	-
Total Investments in Securities:	$ 614,104,788	$ 613,979,939	$ 124,849	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 21,120	$ 21,120	$ -	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $605,050,863. Net unrealized appreciation aggregated $9,053,925, of which $20,436,922 related to appreciated investment securities and $11,382,997 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

July 31, 2015

1.929352.103

EMX-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Bermuda - 1.3%
Alibaba Health Information Technology Ltd. (a)	326,000	$ 302,354
Alibaba Pictures Group Ltd. (a)(e)	1,860,000	537,441
Beijing Enterprises Water Group Ltd.	588,000	439,163
Brilliance China Automotive Holdings Ltd.	404,000	535,727
China Foods Ltd. (a)	114,000	52,645
China Gas Holdings Ltd.	236,000	414,019
China Resources Gas Group Ltd.	100,000	305,071
China Yurun Food Group Ltd. (a)(e)	178,000	52,810
CITIC Resources Holdings Ltd. (a)	340,000	65,787
Cosco Pacific Ltd.	254,735	332,536
Credicorp Ltd.	4,800	634,080
Credicorp Ltd. (United States)	3,039	400,844
GOME Electrical Appliances Holdings Ltd.	1,692,802	294,788
Haier Electronics Group Co. Ltd.	180,000	423,049
Hanergy Thin Film Power Group Ltd. (a)	1,618,000	453,040
Hopson Development Holdings Ltd. (a)	96,000	84,826
Kunlun Energy Co. Ltd.	410,000	390,839
Luye Pharma Group Ltd.	188,500	196,954
Nine Dragons Paper (Holdings) Ltd.	224,000	165,566
Shenzhen International Holdings Ltd.	158,980	263,726
Sihuan Pharmaceutical Holdings Group Ltd.	470,000	273,770
Sinofert Holdings Ltd.	262,000	43,597
TOTAL BERMUDA		6,662,632
Brazil - 5.2%
AES Tiete SA	16,400	85,450
Ambev SA	708,100	4,024,482
B2W Companhia Global do Varejo (a)	15,800	83,062
Banco Bradesco SA	91,456	738,817
Banco do Brasil SA	131,500	846,851
BB Seguridade Participacoes SA	92,100	867,485
BM&F BOVESPA SA	256,300	781,487
BR Malls Participacoes SA	63,800	239,440
Brasil Foods SA	132,500	2,781,225
BTG Pactual Participations Ltd. unit	37,200	279,439
CCR SA	127,900	568,536
Centrais Eletricas Brasileiras SA (Electrobras) (a)	49,400	83,537
Cetip SA - Mercados Organizado	33,817	350,224
Cielo SA	130,533	1,667,141
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	50,100	255,625
Companhia Energetica de Minas Gerais (CEMIG) (a)	20,580	59,265
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel	6,700	$ 46,161
Companhia Siderurgica Nacional SA (CSN)	98,700	124,818
Cosan SA Industria e Comercio	16,100	97,805
CPFL Energia SA	45,333	255,267
Cyrela Brazil Realty SA	40,700	110,548
Drogasil SA	36,800	467,638
Duratex SA	47,097	95,736
Ecorodovias Infraestrutura e Logistica SA	23,300	47,227
Embraer SA	104,200	727,341
Energias do Brasil SA	34,500	131,493
Estacio Participacoes SA	38,200	158,425
Fibria Celulose SA	35,000	465,515
Guararapes Confeccoes SA	1,300	24,489
Hypermarcas SA (a)	55,300	327,218
JBS SA	105,700	475,719
Klabin SA unit	85,500	530,138
Kroton Educacional SA	233,048	653,415
Localiza Rent A Car SA	21,090	173,083
Lojas Americanas SA	32,882	128,207
Lojas Renner SA	20,100	639,229
M. Dias Branco SA	6,400	144,488
Multiplan Empreendimentos Imobiliarios SA	11,100	151,233
Multiplus SA	6,100	73,490
Natura Cosmeticos SA	25,100	186,640
Obrascon Huarte Lain Brasil SA	4,600	12,830
Oi SA (a)	23,730	34,653
Petroleo Brasileiro SA - Petrobras (ON) (a)	559,300	1,891,585
Porto Seguro SA	14,400	163,727
Qualicorp SA	30,700	182,463
Souza Cruz SA	56,300	399,400
Sul America SA unit	35,528	179,303
Terna Participacoes SA unit	15,400	94,227
TIM Participacoes SA	122,300	335,401
Totvs SA	19,100	195,577
Tractebel Energia SA	31,700	335,614
Ultrapar Participacoes SA	60,000	1,231,385
Usinas Siderurgicas de Minas Gerais SA - Usiminas	22,400	63,263
Vale SA	208,200	1,086,620
Via Varejo SA unit	18,900	47,747
Weg SA	82,640	453,754
TOTAL BRAZIL		26,654,938
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)	376,000	$ 58,106
Cayman Islands - 5.1%
Agile Property Holdings Ltd.	196,856	113,508
Anta Sports Products Ltd.	132,000	338,501
Belle International Holdings Ltd.	810,000	842,150
Biostime International Holdings Ltd.	21,500	40,325
Bosideng International Holdings Ltd.	340,000	33,771
China Conch Venture Holdings Ltd.	30,500	62,870
China Dongxiang Group Co. Ltd.	418,000	106,761
China Hongqiao Group Ltd.	152,500	113,112
China Huishan Dairy Hld Co. Ltd. (e)	983,000	297,983
China Medical System Holdings Ltd.	126,000	167,408
China Resources Cement Holdings Ltd.	261,064	136,050
China Resources Land Ltd.	420,744	1,180,447
China State Construction International Holdings Ltd.	232,000	360,915
China Zhongwang Holdings Ltd. (e)	178,800	76,896
Cimc Enric Holdings Ltd.	76,000	53,135
Country Garden Holdings Co. Ltd.	1,055,737	413,998
ENN Energy Holdings Ltd.	108,000	717,464
Evergrande Real Estate Group Ltd.	847,000	560,493
GCL-Poly Energy Holdings Ltd. (a)	1,501,000	303,983
Geely Automobile Holdings Ltd.	700,000	294,364
Golden Eagle Retail Group Ltd. (H Shares) (e)	71,000	87,739
Greentown China Holdings Ltd.	121,000	119,403
Haitian International Holdings Ltd.	84,000	174,018
Hengan International Group Co. Ltd.	111,500	1,246,272
Kingboard Chemical Holdings Ltd.	117,000	196,200
Kingboard Laminates Holdings Ltd.	193,000	84,895
Kingsoft Corp. Ltd.	121,000	323,091
KWG Property Holding Ltd.	163,737	122,925
Lee & Man Paper Manufacturing Ltd.	231,000	142,433
Li Ning Co. Ltd. (a)	211,708	104,594
Longfor Properties Co. Ltd.	211,500	302,287
Renhe Commercial Holdings Co. Ltd. (a)(e)	2,307,000	178,553
Sany Heavy Equipment International Holdings Co. Ltd. (a)	106,000	23,245
Shenzhou International Group Holdings Ltd.	83,000	436,290
Shimao Property Holdings Ltd.	204,000	365,249
Sino Biopharmaceutical Ltd.	424,000	491,694
SOHO China Ltd.	208,000	130,934
Sunac China Holdings Ltd.	265,000	237,233
Tencent Holdings Ltd.	807,900	15,051,694
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
TPK Holding Co. Ltd.	39,775	$ 135,682
Zhongsheng Group Holdings Ltd. Class H	92,500	56,319
TOTAL CAYMAN ISLANDS		26,224,884
Chile - 1.2%
AES Gener SA	414,802	222,715
Aguas Andinas SA	457,402	241,605
Banco de Chile	3,960,085	424,379
Banco de Credito e Inversiones	6,982	306,340
Banco Santander Chile	9,460,873	477,113
Cencosud SA	169,279	356,661
Colbun SA	1,150,678	304,139
Compania Cervecerias Unidas SA	22,315	235,032
Compania de Petroleos de Chile SA (COPEC)	55,162	551,857
CorpBanca SA	24,943,035	251,576
Empresa Nacional de Electricidad SA	495,318	675,901
Empresa Nacional de Electricidad SA sponsored ADR	203	8,353
Empresa Nacional de Telecomunicaciones SA (ENTEL)	16,578	170,695
Empresas CMPC SA	159,240	417,066
Enersis SA	3,005,950	905,040
Enersis SA sponsored ADR	300	4,533
LATAM Airlines Group SA (a)	48,810	307,687
LATAM Airlines Group SA sponsored ADR (a)	212	1,314
S.A.C.I. Falabella	70,256	456,935
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	2,270
TOTAL CHILE		6,321,211
China - 14.9%
Agricultural Bank of China Ltd. (H Shares)	3,926,000	1,772,506
Air China Ltd. (H Shares)	270,000	271,313
Aluminum Corp. of China Ltd. (H Shares) (a)	594,000	205,194
Angang Steel Co. Ltd. (H Shares)	186,000	94,532
Anhui Conch Cement Co. Ltd. (H Shares)	176,500	548,695
Anhui Expressway Co. Ltd. (H Shares)	80,000	69,347
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	65,405
AviChina Industry & Technology Co. Ltd. (H Shares)	332,000	278,369
Baic Motor Corp. Ltd.	79,000	69,703
Bank Communications Co. Ltd. (H Shares)	1,228,000	1,080,319
Bank of China Ltd. (H Shares)	11,379,000	6,223,567
BBMG Corp. (H Shares)	164,000	125,872
Beijing Capital International Airport Co. Ltd. (H Shares)	232,000	239,114
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	274,000	92,602
Common Stocks - continued
	Shares	Value
China - continued
Beijing North Star Co. Ltd. (H Shares)	86,000	$ 29,398
Bengang Steel Plates Co. Ltd. (B Shares)	55,100	22,744
BOE Technology Group Co. Ltd. (B Shares) (a)	182,900	70,307
BYD Co. Ltd. (H Shares)	101,500	449,086
CGN Power Co. Ltd.	920,000	404,680
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares) (e)	218,200	117,371
China BlueChemical Ltd. (H Shares)	262,000	85,167
China Cinda Asset Management Co. Ltd. (H Shares)	1,456,000	649,841
China CITIC Bank Corp. Ltd. (H Shares)	1,127,000	803,930
China Coal Energy Co. Ltd. (H Shares)	398,000	194,577
China Communications Construction Co. Ltd. (H Shares)	674,000	865,942
China Communications Services Corp. Ltd. (H Shares)	350,000	158,469
China Construction Bank Corp. (H Shares)	13,828,000	11,291,003
China Cosco Holdings Co. Ltd. (H Shares) (a)(e)	372,000	190,024
China Eastern Airlines Corp. Ltd. (H Shares) (a)	230,000	184,835
China Everbright Bank Co. Ltd. (H Shares)	521,000	290,329
China Galaxy Securities Co. Ltd. (H Shares)	549,500	495,467
China International Marine Containers (Group) Ltd. (H Shares)	86,400	183,225
China Life Insurance Co. Ltd. (H Shares)	1,126,000	4,147,345
China Longyuan Power Grid Corp. Ltd. (H Shares)	516,000	590,395
China Machinery Engineering Co. (H Shares)	73,000	55,464
China Merchants Bank Co. Ltd. (H Shares)	697,346	1,803,566
China Merchants Property Development Co. Ltd. (B Shares)	26,950	69,386
China Minsheng Banking Corp. Ltd. (H Shares)	1,028,700	1,158,437
China Molybdenum Co. Ltd. (H Shares)	186,000	120,684
China National Building Materials Co. Ltd. (H Shares)	454,000	343,766
China National Materials Co. Ltd. (H Shares)	171,000	38,381
China Oilfield Services Ltd. (H Shares)	272,000	333,671
China Pacific Insurance (Group) Co. Ltd. (H Shares)	393,400	1,649,252
China Petroleum & Chemical Corp. (H Shares)	3,879,000	2,923,598
China Railway Construction Corp. Ltd. (H Shares)	276,000	358,160
China Railway Group Ltd. (H Shares)	567,000	484,184
China Shenhua Energy Co. Ltd. (H Shares)	506,000	963,399
China Shipping Container Lines Co. Ltd. (H Shares) (a)	533,000	167,072
China Shipping Development Co. Ltd. (H Shares)	182,000	110,576
China Southern Airlines Ltd. (H Shares)	256,000	253,004
China Telecom Corp. Ltd. (H Shares)	2,496,000	1,397,345
China Vanke Co. Ltd. (H Shares)	198,500	472,162
Chongqing Changan Automobile Co. Ltd. (B Shares)	125,100	266,263
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	457,000	327,174
CITIC Securities Co. Ltd. (H Shares)	346,000	946,197
Common Stocks - continued
	Shares	Value
China - continued
CSG Holding Co. Ltd. (B Shares)	125,000	$ 112,708
CSR Corp. Ltd. (H Shares)	580,600	732,462
Dalian Wanda Commercial Properties Co., Ltd.	53,300	386,396
Datang International Power Generation Co. Ltd. (H Shares)	400,000	172,852
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	79,658
Dongfang Electric Corp. Ltd. (H Shares)	49,800	64,624
Dongfeng Motor Group Co. Ltd. (H Shares)	448,000	516,058
Double Coin Holdings Ltd. (B Shares)	33,300	36,630
Foshan Electrical and Lighting Co. Ltd. (B Shares)	40,870	33,214
Great Wall Motor Co. Ltd. (H Shares)	161,000	532,700
Guangdong Electric Power Development Co. Ltd. (B Shares)	129,600	90,108
Guangshen Railway Co. Ltd. (H Shares)	204,000	97,891
Guangzhou Automobile Group Co. Ltd. (H Shares)	326,000	261,143
Guangzhou Baiyunshan Pharma Health (H Shares)	30,000	82,234
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	149,200	149,156
Haitong Securities Co. Ltd. (H Shares)	517,200	935,354
Harbin Electric Machinery Co. Ltd.(H Shares)	114,000	72,791
Huadian Energy Co. Ltd. (B Shares) (a)	61,500	41,636
Huadian Fuxin Energy Corp. Ltd. (H Shares)	380,000	164,209
Huadian Power International Corp. Ltd. (H Shares)	232,000	234,625
Huaneng Power International, Inc. (H Shares)	528,000	639,831
Huaneng Renewables Corp. Ltd. (H Shares)	628,000	266,517
Huatai Securities Co. Ltd. (a)	168,800	360,580
Huishang Bank Corp. Ltd.	225,000	107,387
Industrial & Commercial Bank of China Ltd. (H Shares)	10,894,000	7,484,048
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	153,762	158,529
Jiangling Motors Corp. Ltd. (B Shares)	12,300	45,124
Jiangsu Expressway Co. Ltd. (H Shares)	180,000	224,527
Jiangxi Copper Co. Ltd. (H Shares)	224,000	303,394
Jinzhou Port Co. Ltd. (B Shares)	29,800	17,642
Legend Holdings Corp. (a)	39,800	179,689
Maanshan Iron & Steel Ltd. (H Shares) (a)	224,000	52,588
Metallurgical Corp. China Ltd. (H Shares)	430,000	143,661
New China Life Insurance Co. Ltd. (H Shares)	118,900	510,735
People's Insurance Co. of China Group (H Shares)	939,000	486,924
PetroChina Co. Ltd. (H Shares)	3,198,000	3,150,468
PICC Property & Casualty Co. Ltd. (H Shares)	505,227	1,051,864
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	756,000	4,349,367
Red Star Macalline Group Corp.	50,000	74,043
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	96,154
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	248,000	166,351
Shanghai Bailian Group Co. Ltd. (B Shares)	23,600	46,492
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Chlor Alkali Co. Ltd. (B Shares)	45,300	$ 30,215
Shanghai Electric Group Co. Ltd. (H Shares) (e)	418,000	258,274
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	61,500	182,462
Shanghai Haixin Group Co. Ltd. (B Shares)	57,600	39,456
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	21,300	52,819
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	56
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	33,800	54,080
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	75,000	218,175
Shanghai Pharma Holding Co. Ltd. (H Shares)	103,900	246,069
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	30,400	85,181
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	23,917	48,073
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	142,600	86,273
Shengjing Bank Co. Ltd.	126,000	141,078
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	38,039
Shenzhen Expressway Co. (H Shares)	96,000	70,709
Sichuan Expressway Co. Ltd. (H Shares)	116,000	43,992
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	172,000	140,887
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	517,000	210,740
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)	312,000	98,201
Sinopharm Group Co. Ltd. (H Shares)	164,400	631,957
Sinotrans Ltd. (H Shares)	272,000	167,362
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	30,030
TravelSky Technology Ltd. (H Shares)	150,000	181,301
Tsingtao Brewery Co. Ltd. (H Shares)	64,000	341,370
Weichai Power Co. Ltd. (H Shares)	159,600	239,638
Weifu High-Technology Co. Ltd. (B Shares)	21,850	80,328
Wumart Stores, Inc. (H Shares)	76,000	46,763
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	67,800	129,613
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	39,720	128,603
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	290,000	165,372
Zhaojin Mining Industry Co. Ltd. (H Shares)	124,500	58,136
Zhejiang Expressway Co. Ltd. (H Shares)	222,000	255,725
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	79,500	539,927
Zijin Mining Group Co. Ltd. (H Shares)	898,000	240,940
ZTE Corp. (H Shares)	114,480	254,587
TOTAL CHINA		76,851,209
Colombia - 0.4%
Almacenes Exito SA	32,648	241,459
Common Stocks - continued
	Shares	Value
Colombia - continued
Bancolombia SA sponsored ADR	76	$ 2,934
Cementos Argos SA	62,242	213,309
Cemex Latam Holdings SA (a)	22,673	99,509
Corporacion Financiera Colombiana SA	17,389	228,231
Ecopetrol SA	729,978	408,078
Grupo de Inversiones Suramerica SA	34,639	445,015
Interconexion Electrica SA ESP	50,228	123,477
Isagen SA	122,954	125,089
TOTAL COLOMBIA		1,887,101
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	24,271	587,405
Komercni Banka A/S	2,303	514,891
TOTAL CZECH REPUBLIC		1,102,296
Egypt - 0.3%
Commercial International Bank SAE	126,713	906,243
Commercial International Bank SAE sponsored GDR	2,265	15,198
EFG-Hermes Holding SAE	88,969	122,147
Egyptian Kuwaiti Holding	118,026	73,176
El Ezz Steel Rebars SAE (a)	22,554	24,023
Elsewedy Electric Co. (a)	9,715	57,384
Global Telecom Holding (a)	402,755	132,193
JUHAYNA Food Industries	54,263	57,173
Sidi Kerir Petrochemcials Co.	13,951	23,626
Talaat Moustafa Group Holding	163,757	171,494
Telecom Egypt SAE	38,711	39,205
TOTAL EGYPT		1,621,862
Hong Kong - 5.3%
Beijing Enterprises Holdings Ltd.	78,000	574,010
China Agri-Industries Holdings Ltd.	307,630	134,127
China Everbright International Ltd.	389,000	599,133
China Everbright Ltd.	130,000	315,261
China Merchants Holdings International Co. Ltd.	189,227	691,999
China Mobile Ltd.	806,000	10,551,190
China Overseas Land and Investment Ltd.	582,000	1,835,571
China Power International Development Ltd.	386,000	273,356
China Resources Enterprise Ltd.	179,159	580,072
China Resources Power Holdings Co. Ltd.	280,000	720,199
China South City Holdings Ltd.	344,000	101,616
China Taiping Insurance Group Ltd. (a)	220,577	658,689
China Unicom Ltd.	888,000	1,246,302
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CITIC Pacific Ltd.	857,000	$ 1,534,404
CNOOC Ltd.	2,428,000	2,979,491
CNOOC Ltd. sponsored ADR (e)	200	24,530
CSPC Pharmaceutical Group Ltd.	618,000	566,000
Far East Horizon Ltd.	333,000	310,565
Fosun International Ltd.	299,000	628,678
Franshion Properties China Ltd.	552,000	178,724
Guangdong Investment Ltd.	410,000	556,377
Lenovo Group Ltd.	988,000	1,071,821
Poly Property Group Co. Ltd.	256,000	96,756
Shanghai Industrial Holdings Ltd.	65,000	191,169
Shenzhen Investment Ltd.	430,431	166,014
Sino-Ocean Land Holdings Ltd.	546,479	375,020
Sinotruk Hong Kong Ltd.	100,000	52,114
Yuexiu Property Co. Ltd.	1,208,000	238,412
TOTAL HONG KONG		27,251,600
Hungary - 0.3%
Magyar Telekom PLC (a)	63,451	92,091
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	7,326	386,549
OTP Bank PLC	29,036	596,319
Richter Gedeon PLC	20,117	323,326
TOTAL HUNGARY		1,398,285
India - 12.3%
ABB Ltd. India (a)	8,689	188,287
ACC Ltd.	7,137	154,745
Adani Enterprises Ltd.	37,892	51,608
Adani Ports & Special Economic Zone	75,568	383,815
Adani Power Ltd. (a)	156,679	67,091
Adani Transmissions Ltd. (a)	37,892	16,344
Aditya Birla Nuvo Ltd.	5,501	189,106
Ambuja Cements Ltd.	93,983	341,192
Ashok Leyland Ltd.	95,736	126,350
Asian Paints India Ltd.	44,999	620,819
Aurobindo Pharma Ltd.	39,888	473,695
Axis Bank Ltd. (a)	105,685	947,211
Bajaj Auto Ltd. (a)	11,374	448,876
Bajaj Finserv Ltd. (a)	6,615	190,806
Bajaj Holdings & Investment Ltd. (a)	4,556	105,053
Bank of Baroda (a)	38,370	106,436
Bank of India	82,954	211,312
Common Stocks - continued
	Shares	Value
India - continued
Bharat Electronics Ltd.	1,025	$ 63,836
Bharat Forge Ltd.	14,727	264,180
Bharat Heavy Electricals Ltd.	99,161	431,352
Bharat Petroleum Corp. Ltd. (a)	27,022	391,363
Bharti Airtel Ltd.	197,931	1,295,450
Bharti Infratel Ltd.	82,974	580,471
Bosch Ltd. (a)	1,263	486,931
Britannia Industries Ltd. (a)	4,345	214,143
Cadila Healthcare Ltd. (a)	7,179	211,691
Cairn India Ltd.	77,592	209,719
Canara Bank Ltd.	21,137	91,368
Castrol India Ltd.	17,926	137,593
Cipla Ltd.	49,277	546,036
Coal India Ltd.	204,814	1,405,315
Colgate-Palmolive (India)	4,754	147,836
Corporation Bank Ltd. (a)	51,470	41,304
Crompton Greaves Ltd.	76,166	218,661
Cummins India Ltd.	12,940	201,851
Dabur India Ltd.	85,261	390,807
Divi's Laboratories Ltd. (a)	7,714	236,478
DLF Ltd. (a)	74,901	134,671
Dr. Reddy's Laboratories Ltd. (a)	13,204	842,960
Eicher Motors Ltd. (a)	1,925	573,732
Essar Oil Ltd. (a)	27,057	81,397
Exide Industries Ltd.	29,170	66,670
GAIL India Ltd.	52,007	288,489
GlaxoSmithKline Consumer Healthcare Ltd.	1,580	155,418
GlaxoSmithKline Pharmaceuticals Ltd. (a)	3,043	167,505
Glenmark Pharmaceuticals Ltd.	19,260	304,575
GMR Infrastructure Ltd. (a)	245,662	53,748
Godrej Consumer Products Ltd.	18,922	406,928
Godrej Industries Ltd.	14,503	88,541
Grasim Industries Ltd.	1,387	80,553
Great Eastern Shipping Co. Ltd.	14,235	77,272
HCL Technologies Ltd.	81,579	1,272,676
HDFC Bank Ltd. (a)	82,559	1,670,066
Hero Motocorp Ltd.	15,613	654,574
Hindalco Industries Ltd. (a)	138,969	228,472
Hindustan Petroleum Corp. Ltd. (a)	11,573	166,691
Hindustan Unilever Ltd.	110,009	1,584,508
Hindustan Zinc Ltd.	43,431	106,595
Housing Development Finance Corp. Ltd.	237,345	4,971,811
Common Stocks - continued
	Shares	Value
India - continued
ICICI Bank Ltd. (a)	433,263	$ 2,054,526
IDBI Bank Ltd. (a)	83,155	85,445
Idea Cellular Ltd. (a)	215,524	583,875
IDFC Ltd. (a)	55,030	130,693
Indian Oil Corp. Ltd. (a)	49,072	330,799
IndusInd Bank Ltd.	17,361	268,899
Infosys Ltd.	288,517	4,862,852
ITC Ltd.	292,376	1,489,565
Jaiprakash Associates Ltd. (a)	140,141	21,025
Jindal Steel & Power Ltd.	48,598	59,999
JSW Energy Ltd. (a)	54,736	72,111
JSW Steel Ltd.	18,981	246,635
Kotak Mahindra Bank Ltd.	97,496	1,067,179
Larsen & Toubro Ltd. (a)	35,077	981,926
LIC Housing Finance Ltd.	39,748	310,092
Lupin Ltd.	33,797	896,155
Mahindra & Mahindra Financial Services Ltd.	63,690	256,698
Mahindra & Mahindra Ltd. (a)	50,202	1,069,814
Mangalore Refinery & Petrochemicals Ltd. (a)	35,260	40,061
Marico Ltd.	36,782	252,952
Maruti Suzuki India Ltd. (a)	4,930	345,566
Motherson Sumi Systems Ltd.	35,248	191,393
Motherson Sumi Systems Ltd.	17,624	95,697
Mphasis BFL Ltd.	12,284	80,667
Nestle India Ltd.	3,666	364,227
NHPC Ltd.	323,666	95,600
NMDC Ltd. (a)	115,675	184,210
NTPC Ltd.	308,786	651,707
Oil & Natural Gas Corp. Ltd.	318,583	1,357,713
Oil India Ltd.	17,739	119,857
Oracle Finance Services Software Ltd. (a)	3,947	249,601
Oriental Bank of Commerce (a)	19,172	51,414
Pidilite Industries Ltd.	22,458	195,894
Piramal Enterprises Ltd. (a)	12,489	179,602
Power Finance Corp. Ltd.	50,762	195,271
Power Grid Corp. of India Ltd.	163,348	365,431
Punjab National Bank (a)	20,735	49,063
Reliance Capital Ltd. (a)	16,640	101,484
Reliance Communication Ltd. (a)	140,262	154,536
Reliance Industries Ltd.	241,591	3,782,540
Reliance Infrastructure Ltd. (a)	17,255	111,801
Reliance Power Ltd. (a)	94,092	62,715
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd.	50,632	$ 214,434
Shree Cement Ltd. (a)	1,446	258,099
Shriram Transport Finance Co. Ltd.	24,523	341,622
Siemens India Ltd. (a)	13,429	305,409
State Bank of India (a)	237,182	1,000,981
Steel Authority of India Ltd.	138,059	121,255
Sun Pharmaceutical Industries Ltd. (a)	168,655	2,167,616
Sun TV Ltd.	19,789	104,159
Tata Chemicals Ltd. (a)	3,139	24,037
Tata Communications Ltd.	11,821	83,215
Tata Consultancy Services Ltd.	71,489	2,805,064
Tata Motors Ltd. (a)	153,059	917,342
Tata Power Co. Ltd.	149,626	160,059
Tata Steel Ltd.	32,471	125,290
Tech Mahindra Ltd.	68,566	568,667
Titan Co. Ltd. (a)	14,520	74,507
Torrent Power Ltd. (a)	16,990	38,819
Ultratech Cemco Ltd. (a)	10,228	503,366
Union Bank of India (a)	30,050	82,888
Unitech Ltd. (a)	470,540	55,887
United Breweries Ltd. (a)	9,881	163,097
United Spirits Ltd. (a)	8,980	520,045
Vedanta Ltd.	202,434	411,081
Wipro Ltd.	98,790	880,030
Wockhardt Ltd. (a)	4,614	112,775
Yes Bank Ltd. (a)	25,998	336,797
Zee Entertainment Enterprises Ltd.	88,671	552,633
TOTAL INDIA		63,163,447
Indonesia - 2.4%
PT Adaro Energy Tbk	1,675,600	73,081
PT Aneka Tambang Tbk (a)	427,100	14,997
PT Astra Agro Lestari Tbk	51,800	76,872
PT Astra International Tbk	3,094,800	1,521,376
PT Bank Central Asia Tbk	1,863,500	1,804,609
PT Bank Danamon Indonesia Tbk Series A	500,800	155,488
PT Bank Mandiri (Persero) Tbk	1,430,600	1,004,387
PT Bank Negara Indonesia (Persero) Tbk	1,153,200	405,783
PT Bank Rakyat Indonesia Tbk	1,642,700	1,214,341
PT Charoen Pokphand Indonesia Tbk	1,095,900	205,367
PT Global Mediacom Tbk	1,000,200	92,053
PT Gudang Garam Tbk	64,300	235,287
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indo Tambangraya Megah Tbk	48,500	$ 34,867
PT Indocement Tunggal Prakarsa Tbk	198,200	293,399
PT Indofood CBP Sukses Makmur Tbk	171,700	156,120
PT Indofood Sukses Makmur Tbk	664,000	299,420
PT Indosat Tbk (a)	140,100	44,534
PT International Nickel Indonesia Tbk	245,700	35,599
PT Jasa Marga Tbk	296,900	125,652
PT Kalbe Farma Tbk	2,941,700	379,469
PT Media Nusantara Citra Tbk	648,100	97,976
PT Perusahaan Gas Negara Tbk Series B	1,590,700	470,360
PT Semen Gresik (Persero) Tbk	468,600	349,870
PT Surya Citra Media Tbk	802,300	174,961
PT Tambang Batubara Bukit Asam Tbk	106,900	47,415
PT Telkomunikasi Indonesia Tbk Series B	7,614,900	1,652,596
PT Tower Bersama Infrastructure Tbk (a)	303,500	187,900
PT Unilever Indonesia Tbk	170,600	504,454
PT United Tractors Tbk	224,000	334,489
PT XL Axiata Tbk (a)	447,000	97,975
TOTAL INDONESIA		12,090,697
Malaysia - 4.3%
AirAsia Bhd	181,700	64,706
Alliance Financial Group Bhd	164,300	182,412
AMMB Holdings Bhd	291,400	426,532
Astro Malaysia Holdings Bhd	295,500	237,545
Axiata Group Bhd	663,132	1,106,088
Berjaya Sports Toto Bhd	176,269	153,699
British American Tobacco (Malaysia) Bhd	20,700	365,868
Bumi Armada Bhd	505,200	146,837
Bumiputra-Commerce Holdings Bhd	822,788	1,159,099
DiGi.com Bhd	573,100	810,354
Felda Global Ventures Holdings Bhd	275,000	120,974
Gamuda Bhd	312,200	394,031
Genting Bhd	348,400	742,596
Genting Malaysia Bhd	432,800	483,911
Hong Leong Bank Bhd	88,300	313,986
Hong Leong Credit Bhd	35,600	147,844
IHH Healthcare Bhd	414,500	652,303
IJM Corp. Bhd	233,800	416,297
IOI Corp. Bhd	555,000	616,182
IOI Properties Group Sdn Bhd	263,600	131,835
KLCC Property Holdings Bhd	71,900	133,483
Common Stocks - continued
	Shares	Value
Malaysia - continued
Kuala Lumpur Kepong Bhd	79,800	$ 459,701
Lafarge Malaysia Bhd	56,800	140,550
Malayan Banking Bhd	773,035	1,862,247
Malaysia Airports Holdings Bhd	125,206	194,415
Malaysia Marine and Heavy Engineering Sdn Bhd (a)	32,800	9,791
Maxis Bhd	388,500	678,527
MISC Bhd	237,400	484,870
MMC Corp. Bhd	123,100	70,592
Parkson Holdings Bhd	86,263	30,268
Petronas Chemicals Group Bhd	440,100	738,686
Petronas Dagangan Bhd	43,100	237,902
Petronas Gas Bhd	121,900	704,779
PPB Group Bhd	86,600	350,119
Public Bank Bhd	467,900	2,327,861
RHB Capital Bhd	108,732	211,542
SapuraKencana Petroleum Bhd	560,800	359,770
Sime Darby Bhd	503,118	1,148,780
SP Setia Bhd	149,596	119,473
Telekom Malaysia Bhd	166,980	286,389
Tenaga Nasional Bhd	537,300	1,716,434
UEM Land Holdings Bhd	222,300	56,754
UMW Holdings Bhd	103,500	271,013
Westports Holdings Bhd	152,600	160,232
YTL Corp. Bhd	789,286	326,544
YTL Power International Bhd	425,370	174,871
TOTAL MALAYSIA		21,928,692
Malta - 0.1%
Brait SA	49,111	594,134
Mexico - 5.2%
Alfa SA de CV Series A	418,800	832,272
Alpek SA de CV	41,500	57,128
Alsea S.A.B. de CV (e)	78,300	254,739
America Movil S.A.B. de CV Series L	4,327,000	4,208,167
CEMEX S.A.B. de CV unit	1,978,306	1,685,781
Coca-Cola FEMSA S.A.B. de CV Series L	62,000	468,680
Compartamos S.A.B. de CV	174,000	299,242
Concentradora Fibra Danhos SA de CV	26,000	57,269
Controladora Commercial Mexicana S.A.B. de CV unit	64,100	187,814
Embotelladoras Arca S.A.B. de CV	41,600	250,362
Fibra Uno Administracion SA de CV	366,100	879,322
Fomento Economico Mexicano S.A.B. de CV unit	326,400	2,959,630
Common Stocks - continued
	Shares	Value
Mexico - continued
Genomma Lab Internacional SA de CV (a)	114,000	$ 105,775
Gruma S.A.B. de CV Series B	26,600	348,520
Grupo Aeroportuario del Pacifico SA de CV Series B	50,600	399,430
Grupo Aeroportuario del Sureste SA de CV Series B	35,420	530,074
Grupo Bimbo S.A.B. de CV Series A (a)	284,200	762,511
Grupo Carso SA de CV Series A1	72,400	328,693
Grupo Comercial Chedraui S.A.B. de CV	44,500	124,393
Grupo Elektra SA de CV	5,425	118,305
Grupo Financiero Banorte S.A.B. de CV Series O	345,900	1,820,470
Grupo Financiero Inbursa S.A.B. de CV Series O	319,100	724,449
Grupo Financiero Santander Mexico S.A.B. de CV	216,700	385,319
Grupo Lala S.A.B. de CV (a)	77,600	179,546
Grupo Mexico SA de CV Series B	600,907	1,643,194
Grupo Sanborns SA de CV	50,300	81,104
Grupo Televisa SA de CV	401,700	2,802,738
Industrias Bachoco SA de CV Series B	21,100	100,625
Industrias CH SA de CV (a)	20,700	73,229
Industrias Penoles SA de CV	19,345	293,636
Infraestructura Energetica Nova S.A.B. de CV	29,500	144,072
Kimberly-Clark de Mexico SA de CV Series A	126,200	292,698
Megacable Holdings S.A.B. de CV unit	45,400	184,530
Mexichem S.A.B. de CV (a)	164,127	480,692
Minera Frisco S.A.B. de CV (a)(e)	64,800	38,247
OHL Mexico S.A.B. de CV (a)	113,200	184,984
Organizacion Soriana S.A.B. de CV Series B	38,300	76,636
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	28,900	332,738
Wal-Mart de Mexico SA de CV Series V	849,700	2,064,066
TOTAL MEXICO		26,761,080
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	87,465	126,185
National Bank of Pakistan	84,162	47,243
Oil & Gas Development Co. Ltd.	91,917	147,158
Pakistan Petroleum Ltd.	49,113	74,561
TOTAL PAKISTAN		395,147
Peru - 0.0%
Compania de Minas Buenaventura SA	337	2,399
Compania de Minas Buenaventura SA sponsored ADR	29,479	209,890
TOTAL PERU		212,289
Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	348,330	446,137
Common Stocks - continued
	Shares	Value
Philippines - continued
Aboitiz Power Corp.	269,700	$ 258,038
Alliance Global Group, Inc.	600,000	296,880
Ayala Corp.	36,650	625,878
Ayala Land, Inc.	887,300	726,547
Bank of the Philippine Islands (BPI)	249,772	519,504
BDO Unibank, Inc.	223,502	491,288
Bloomberry Resorts Corp.	431,800	91,701
DMCI Holdings, Inc.	610,350	159,018
Emperador, Inc.	263,200	50,767
Globe Telecom, Inc.	4,575	258,424
GT Capital Holdings, Inc.	10,160	311,418
International Container Terminal Services, Inc.	123,780	297,831
JG Summit Holdings, Inc.	354,580	562,825
Jollibee Food Corp.	61,790	257,036
LT Group, Inc.	399,200	129,877
Manila Electric Co.	44,830	293,468
Megaworld Corp.	1,640,200	170,215
Metropolitan Bank & Trust Co.	200,165	387,183
Petron Corp.	342,900	75,074
Philippine Long Distance Telephone Co.	12,725	807,435
PNOC Energy Development Corp.	1,043,000	163,729
Semirara Mining & Power Corp.	40,500	105,872
SM Investments Corp.	48,987	957,754
SM Prime Holdings, Inc.	1,186,300	557,113
Travellers International Hotel Group, Inc.	159,600	18,624
Universal Robina Corp.	133,030	557,168
TOTAL PHILIPPINES		9,576,804
Poland - 1.7%
Alior Bank SA (a)	6,692	153,369
Asseco Poland SA	12,528	191,535
Bank Handlowy w Warszawie SA	6,217	152,636
Bank Millennium SA (a)	88,022	143,510
Bank Polska Kasa Opieki SA	20,396	860,535
Bank Zachodni WBK SA	4,367	348,529
BRE Bank SA	1,828	183,183
Cyfrowy Polsat SA (a)	31,756	194,471
ENEA SA	26,499	103,548
Energa SA	44,699	241,382
Eurocash SA	12,591	144,866
Getin Noble Bank SA (a)	215,913	69,260
Grupa Lotos SA (a)	12,338	103,032
Common Stocks - continued
	Shares	Value
Poland - continued
KGHM Polska Miedz SA (Bearer)	20,655	$ 520,194
LPP SA	188	383,765
NG2 SA	4,300	220,010
Polish Oil & Gas Co. SA	260,242	433,955
Polska Grupa Energetyczna SA	110,547	519,311
Polski Koncern Naftowy Orlen SA	49,015	989,370
Powszechna Kasa Oszczednosci Bank SA	133,136	1,031,318
Powszechny Zaklad Ubezpieczen SA	8,449	966,614
Synthos SA	55,272	69,015
Tauron Polska Energia SA	168,902	169,704
Telekomunikacja Polska SA	92,394	199,137
TVN SA	21,725	114,554
Zaklady Azotowe w Tarnowie-Moscicach SA	6,637	149,381
TOTAL POLAND		8,656,184
Russia - 4.0%
Acron Group GDR (Reg. S)	10,000	41,450
Aeroflot - Russian Airlines (a)	67,111	42,850
Alrosa Co. Ltd. (a)	255,469	295,139
Bashneft OJSC (a)	3,364	103,709
E.ON Russia JSC (a)	2,415,665	101,675
Federal Grid Co. of Unified Energy System (a)	31,349,295	34,590
Gazprom OAO sponsored ADR (Reg. S)	819,249	3,766,276
Inter Rao Ues JSC (a)	5,213,649	95,890
LSR Group OJSC GDR (Reg. S)	38,382	84,248
LUKOIL Oil Co. sponsored ADR (United Kingdom)	72,180	2,988,252
Magnit OJSC GDR (Reg. S)	42,169	2,287,668
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	27,478	111,698
Megafon OJSC GDR	14,278	177,047
MMC Norilsk Nickel OJSC ADR	72,595	1,122,319
Mobile TeleSystems OJSC sponsored ADR	72,656	595,779
Moscow Exchange MICEX-RTS OAO	198,295	226,834
NOVATEK OAO GDR (Reg. S)	17,016	1,697,346
Novolipetsk Steel OJSC GDR (Reg. S)	14,828	194,988
PhosAgro OJSC GDR (Reg. S)	13,637	185,463
Rosetti OAO (a)	2,996,145	22,922
Rosneft Oil Co. OJSC GDR (Reg. S)	178,738	689,929
Rostelecom sponsored ADR	24,448	201,940
RusHydro JSC sponsored ADR	191,172	170,717
Sberbank of Russia (a)	39,030	45,787
Sberbank of Russia sponsored ADR	396,105	1,953,788
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal PAO GDR (Reg. S)	25,378	$ 286,264
Sistema JSFC sponsored GDR	19,297	163,832
Surgutneftegas OJSC sponsored ADR	112,760	637,094
Tatneft OAO sponsored ADR	36,140	1,063,600
Uralkali OJSC GDR (Reg. S)	29,591	392,377
VTB Bank OJSC sponsored GDR (Reg. S)	391,043	921,688
TOTAL RUSSIA		20,703,159
South Africa - 9.1%
AdBEE (RF) Ltd. (a)	2,775	7,507
Adcock Ingram Holdings Ltd. (a)	15,726	62,406
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)	859	509
Aeci Ltd.	17,880	152,959
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	13,228	72,894
Alexander Forbes Group Holding	80,000	56,916
Anglo American Platinum Ltd. (a)	8,418	175,257
AngloGold Ashanti Ltd. (a)	58,507	356,013
ArcelorMittal South Africa Ltd. (a)	18,506	21,388
Aspen Pharmacare Holdings Ltd.	46,183	1,354,504
Assore Ltd.	4,110	27,454
Attacq Ltd. (a)	95,822	166,644
AVI Ltd.	48,008	302,843
Barclays Africa Group Ltd.	48,324	711,246
Barloworld Ltd.	34,775	247,406
Bidvest Group Ltd.	50,437	1,227,608
Capital Property Fund	237,956	276,513
Capitec Bank Holdings Ltd.	7,675	282,568
Clicks Group Ltd.	37,394	285,194
Coronation Fund Managers Ltd.	38,595	236,447
DataTec Ltd.	33,491	180,451
Discovery Ltd.	47,651	511,720
Distell Group Ltd.	5,535	74,973
EOH Holdings Ltd.	15,735	214,365
Exxaro Resources Ltd.	18,835	111,534
FirstRand Ltd.	460,692	1,993,501
Foschini Ltd.	27,045	307,943
Fountainhead Property Trust	59,453	45,400
Gold Fields Ltd.	114,045	311,553
Grindrod Ltd.	67,401	71,236
Growthpoint Properties Ltd.	377,048	826,211
Harmony Gold Mining Co. Ltd. (a)	53,974	51,297
Common Stocks - continued
	Shares	Value
South Africa - continued
Hyprop Investments Ltd.	37,382	$ 383,032
Illovo Sugar Ltd.	29,338	30,984
Impala Platinum Holdings Ltd. (a)	77,445	278,613
Imperial Holdings Ltd.	26,013	349,986
Investec Ltd.	34,699	314,753
JSE Ltd.	14,357	167,287
Kumba Iron Ore Ltd.	8,412	72,209
Liberty Holdings Ltd.	15,924	179,000
Life Healthcare Group Holdings Ltd.	146,641	433,655
Massmart Holdings Ltd.	15,974	169,839
Mediclinic International Ltd.	66,751	594,468
MMI Holdings Ltd.	159,559	371,456
Mondi Ltd.	17,305	414,190
Mr Price Group Ltd.	34,374	685,293
MTN Group Ltd.	266,103	4,438,468
Murray & Roberts Holdings Ltd.	52,226	53,587
Nampak Ltd.	88,968	224,350
Naspers Ltd. Class N	54,812	7,669,195
Nedbank Group Ltd.	29,358	585,872
Netcare Ltd.	227,030	724,866
Northam Platinum Ltd. (a)	52,863	144,294
Oceana Group Ltd.	3,497	27,561
Omnia Holdings Ltd.	7,673	106,146
Pick 'n Pay Holdings Ltd.	33,275	70,284
Pick 'n Pay Stores Ltd.	35,741	167,061
Pioneer Foods Ltd.	19,130	299,420
Pretoria Portland Cement Co. Ltd.	60,248	107,206
PSG Group Ltd.	9,893	155,962
Redefine Properties Ltd.	560,908	509,906
Remgro Ltd.	73,282	1,517,689
Resilient Property Income Fund Ltd.	36,724	291,522
Reunert Ltd.	22,786	114,018
RMB Holdings Ltd.	104,008	561,961
Royal Bafokeng Holdings (Pty) Ltd. (a)	6,247	17,901
Sanlam Ltd.	266,033	1,405,215
Santam Ltd.	5,066	85,700
Sappi Ltd. (a)	79,009	259,444
Sasol Ltd.	83,804	2,892,987
Shoprite Holdings Ltd.	65,623	872,535
Sibanye Gold Ltd.	109,697	142,960
Spar Group Ltd.	27,130	424,356
Standard Bank Group Ltd.	183,622	2,210,388
Common Stocks - continued
	Shares	Value
South Africa - continued
Steinhoff International Holdings Ltd.	359,825	$ 2,177,965
Sun International Ltd.	12,563	114,058
Telkom SA Ltd.	46,209	224,575
Tiger Brands Ltd.	23,628	532,096
Tongaat Hulett Ltd.	16,850	162,503
Truworths International Ltd.	62,527	422,852
Vodacom Group Ltd.	48,411	560,868
Wilson Bayly Holmes-Ovcon Ltd.	6,556	49,483
Woolworths Holdings Ltd.	136,640	1,072,684
TOTAL SOUTH AFRICA		46,567,163
Taiwan - 13.5%
Acer, Inc. (a)	401,994	166,334
Advanced Semiconductor Engineering, Inc.	939,940	1,088,151
Advantech Co. Ltd.	50,784	341,661
Asia Cement Corp.	352,153	385,411
ASUSTeK Computer, Inc.	108,000	972,205
AU Optronics Corp.	1,305,000	418,146
Capital Securities Corp.	312,195	95,552
Catcher Technology Co. Ltd.	109,000	1,198,105
Cathay Financial Holding Co. Ltd.	1,204,641	1,940,515
Cathay Real Estate Development Co. Ltd.	110,000	52,985
Chang Hwa Commercial Bank	557,293	310,683
Cheng Shin Rubber Industry Co. Ltd.	275,937	531,654
Cheng Uei Precision Industries Co. Ltd.	47,109	65,619
Chicony Electronics Co. Ltd.	76,485	198,339
China Airlines Ltd. (a)	344,043	152,679
China Development Finance Holding Corp.	2,130,800	699,947
China Motor Co. Ltd.	89,000	64,515
China Steel Corp.	1,935,204	1,381,415
Chinatrust Financial Holding Co. Ltd.	2,276,516	1,646,627
Chunghwa Telecom Co. Ltd.	569,000	1,764,189
Compal Electronics, Inc.	610,000	410,392
Delta Electronics, Inc.	308,000	1,512,761
E.SUN Financial Holdings Co. Ltd.	1,083,622	657,155
EPISTAR Corp.	135,000	117,048
Eternal Materials Co. Ltd.	136,160	132,461
EVA Airways Corp. (a)	289,575	208,538
Evergreen Marine Corp. (Taiwan)	244,420	116,960
Far Eastern International Bank	335,348	115,455
Far Eastern Textile Ltd.	601,705	566,355
Far EasTone Telecommunications Co. Ltd.	249,000	581,210
Common Stocks - continued
	Shares	Value
Taiwan - continued
Feng Hsin Iron & Steel Co.	52,000	$ 59,703
First Financial Holding Co. Ltd.	1,183,216	635,334
First Financial Holding Co. Ltd. rights 9/11/15	143,985	10,460
Formosa Chemicals & Fibre Corp.	677,760	1,601,278
Formosa Petrochemical Corp.	281,000	661,229
Formosa Plastics Corp.	760,520	1,681,503
Formosa Taffeta Co. Ltd.	148,000	139,305
Foxconn Technology Co. Ltd.	157,325	477,044
Fubon Financial Holding Co. Ltd.	1,106,334	2,012,787
Giant Manufacturing Co. Ltd.	42,000	353,538
Hermes Microvision, Inc.	9,000	447,726
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,912,041	5,477,641
Hotai Motor Co. Ltd.	61,000	780,322
HTC Corp.	108,000	236,399
Hua Nan Financial Holdings Co. Ltd.	1,068,698	605,911
Innolux Corp.	1,422,347	494,182
Inotera Memories, Inc. (a)	364,000	219,021
Inventec Corp.	446,865	253,355
Largan Precision Co. Ltd.	15,000	1,518,478
Lite-On Technology Corp.	311,010	340,873
Macronix International Co. Ltd. (a)	460,101	67,576
MediaTek, Inc.	221,292	2,320,560
Mega Financial Holding Co. Ltd.	1,550,098	1,321,941
Nan Ya Plastics Corp.	876,860	1,786,401
Nan Ya Printed Circuit Board Corp.	27,000	27,546
Nanya Technology Corp.	53,000	57,336
Novatek Microelectronics Corp.	83,000	300,174
Oriental Union Chemical Corp.	90,300	59,040
Pegatron Corp.	288,000	807,783
Pou Chen Corp.	387,000	547,618
President Chain Store Corp.	87,000	630,654
President Securities Corp.	117,500	50,659
Quanta Computer, Inc.	392,000	755,275
Realtek Semiconductor Corp.	73,401	143,974
Shin Kong Financial Holding Co. Ltd.	1,087,145	317,284
Siliconware Precision Industries Co. Ltd.	437,000	494,836
Sinopac Holdings Co.	1,403,338	596,175
Synnex Technology International Corp.	198,000	237,963
Taishin Financial Holdings Co. Ltd.	1,321,060	521,581
Taiwan Business Bank	626,937	182,180
Taiwan Cement Corp.	481,000	519,589
Taiwan Cooperative Financial Holding Co. Ltd.	1,145,753	573,600
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	103,000	$ 150,303
Taiwan Glass Industry Corp.	185,475	83,481
Taiwan Mobile Co. Ltd.	258,900	854,550
Taiwan Secom Co.	46,390	139,053
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,000	15,766,499
TECO Electric & Machinery Co. Ltd.	282,000	220,452
Ton Yi Industrial Corp.	102,000	49,454
Transcend Information, Inc.	45,000	133,749
U-Ming Marine Transport Corp.	49,000	62,682
Unified-President Enterprises Corp.	707,676	1,242,792
Unimicron Technology Corp.	188,000	88,478
United Microelectronics Corp.	1,760,000	627,333
Vanguard International Semiconductor Corp.	144,000	168,288
Walsin Lihwa Corp. (a)	402,000	88,628
Wan Hai Lines Ltd.	138,000	115,291
Wistron Corp.	327,831	213,825
Yang Ming Marine Transport Corp. (a)	177,900	60,967
Yuanta Financial Holding Co. Ltd.	1,456,184	689,917
Yuen Foong Yu Paper Manufacturing Co.	178,000	57,628
Yulon Motor Co. Ltd.	134,000	130,360
Yulon Nissan Motor Co. Ltd.	3,000	29,422
TOTAL TAIWAN		69,192,053
Thailand - 2.5%
Advanced Info Service PCL (For. Reg.)	178,600	1,269,187
Airports of Thailand PCL (For. Reg.)	66,800	558,249
Bangkok Bank PCL (For. Reg.)	76,900	362,860
Bangkok Dusit Medical Services PCL (For. Reg.)	569,800	325,554
Bangkok Life Assurance PCL	69,500	96,802
Banpu PCL (For. Reg.)	146,400	104,036
BEC World PCL (For. Reg.)	136,200	139,375
Berli Jucker PCL (For. Reg)	59,100	55,858
Big C Supercenter PCL	37,900	197,688
Big C Supercenter PCL (For. Reg.)	16,900	88,151
BTS Group Holdings PCL	930,900	260,641
C.P. ALL PCL (For. Reg.)	667,000	910,063
Central Pattana PCL (For. Reg.)	216,400	290,645
Charoen Pokphand Foods PCL (For. Reg.)	453,500	269,419
Delta Electronics PCL (For. Reg.)	69,200	158,346
Electricity Generating PCL (For. Reg.)	31,100	135,698
Glow Energy PCL (For. Reg.)	70,700	179,363
Home Product Center PCL (For. Reg.)	543,906	96,629
Common Stocks - continued
	Shares	Value
Thailand - continued
Indorama Ventures PCL (For. Reg.)	231,900	$ 174,683
Intouch Holdings PCL	73,300	170,332
Intouch Holdings PCL (For. Reg.)	158,400	368,084
IRPC PCL (For. Reg.)	1,463,600	174,733
Kasikornbank PCL (For. Reg.)	179,000	908,229
Krung Thai Bank PCL (For. Reg.)	511,770	254,576
Land & House PCL	248,900	56,247
Land & House PCL (For. Reg.)	246,300	55,659
Minor International PCL (For. Reg.)	259,480	215,742
PTT Exploration and Production PCL (For. Reg.)	215,239	572,054
PTT Global Chemical PCL (For. Reg.)	243,539	427,474
PTT PCL (For. Reg.)	129,700	1,201,882
Ratchaburi Electric Generating Holding PCL (For. Reg.)	46,300	70,740
Siam Cement PCL (For. Reg.)	45,100	679,449
Siam City Cement PCL (For. Reg.)	10,100	105,077
Siam Commercial Bank PCL (For. Reg.)	238,100	1,028,744
Thai Airways International PCL (For. Reg.) (a)	82,000	29,136
Thai Oil PCL (For. Reg.)	118,600	162,662
Thai Union Frozen Products PCL (For. Reg.)	281,520	151,243
TMB PCL (For. Reg.)	3,225,500	214,544
Total Access Communication PCL	58,300	116,418
Total Access Communication PCL (For. Reg.)	52,200	104,237
True Corp. PCL (For. Reg.) (a)	1,122,948	344,737
TOTAL THAILAND		13,085,246
Turkey - 1.6%
Akbank T.A.S.	318,649	853,226
Akcansa Cimento A/S	5,053	28,628
Anadolu Efes Biracilik Ve Malt Sanayii A/S	28,900	226,832
Arcelik A/S	29,859	157,317
Aselsan A/S	11,566	62,607
Aygaz A/S	8,076	30,455
Bim Birlesik Magazalar A/S JSC	33,475	567,762
Coca-Cola Icecek Sanayi A/S	10,654	153,018
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	302,008	283,361
Enka Insaat ve Sanayi A/S	78,025	141,347
Eregli Demir ve Celik Fabrikalari T.A.S.	201,517	302,519
Ford Otomotiv Sanayi A/S	9,363	111,500
Haci Omer Sabanci Holding A/S	127,303	435,507
Koc Holding A/S	94,948	421,443
Koza Altin Isletmeleri A/S	5,760	48,327
Migros Turk Ticaret A/S (a)	3,793	28,265
Common Stocks - continued
	Shares	Value
Turkey - continued
Pegasus Hava Tasimaciligi A/S (a)	5,398	$ 47,530
Petkim Petrokimya Holding A/S	47,728	71,650
TAV Havalimanlari Holding A/S	22,429	170,781
Tofas Turk Otomobil Fabrikasi A/S	17,184	112,551
Tupras Turkiye Petrol Rafinelleri A/S (a)	18,255	474,310
Turk Hava Yollari AO (a)	82,705	269,505
Turk Sise ve Cam Fabrikalari A/S	72,165	81,511
Turk Telekomunikasyon A/S	81,540	202,445
Turk Traktor ve Ziraat Makinalari A/S	1,655	43,479
Turkcell Iletisim Hizmet A/S	117,322	536,953
Turkiye Garanti Bankasi A/S	325,450	959,963
Turkiye Halk Bankasi A/S	92,491	403,862
Turkiye Is Bankasi A/S Series C	199,685	389,123
Turkiye Sinai Kalkinma Bankasi A/S	93,882	58,949
Turkiye Vakiflar Bankasi TAO	163,610	246,794
Ulker Biskuvi Sanayi A/S	28,524	158,518
Yapi ve Kredi Bankasi A/S	158,493	217,913
Yazicilar Holding A/S	5,696	40,904
TOTAL TURKEY		8,338,855
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC (a)	276,406	623,141
Air Arabia PJSC (a)	334,343	146,564
Aldar Properties PJSC (a)	463,762	339,669
Arabtec Holding Co. (a)	333,309	215,990
Dana Gas PJSC (a)	443,391	66,398
Deyaar Development PJSC (a)	168,480	37,708
DP World Ltd.	25,996	591,409
Dubai Financial Market PJSC (a)	234,782	123,376
Dubai Investments Ltd. (a)	118,240	93,684
Dubai Islamic Bank Pakistan Ltd. (a)	151,842	310,071
Dubai Parks and Resorts PJSC (a)	370,793	130,236
Emaar Malls Group PJSC (a)	333,216	294,861
Emaar Properties PJSC	536,467	1,153,928
First Gulf Bank PJSC	173,059	730,356
Orascom Construction Ltd. (a)	8,407	107,610
Union National Bank (a)	165,136	316,986
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Union Properties Ltd. (a)	109,875	$ 35,600
Waha Capital PJSC (a)	123,002	83,056
TOTAL UNITED ARAB EMIRATES		5,400,643
TOTAL COMMON STOCKS (Cost $506,268,200)		482,699,717
Nonconvertible Preferred Stocks - 3.4%

Brazil - 2.9%
AES Tiete SA (PN) (non-vtg.)	9,400	50,240
Banco Bradesco SA (PN)	385,168	3,068,790
Bradespar SA (PN)	35,200	101,160
Braskem SA (PN-A)	21,900	80,207
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	61,856
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	21,500	470,947
Companhia de Gas de Sao Paulo	1,700	20,545
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,299	52,031
Companhia Energetica de Minas Gerais (CEMIG) (PN)	100,895	278,173
Companhia Energetica de Sao Paulo Series B	26,400	147,500
Companhia Paranaense de Energia-Copel (PN-B)	12,400	127,768
Gerdau SA (PN)	124,800	215,050
Itau Unibanco Holding SA	460,974	4,049,737
Itausa-Investimentos Itau SA (PN)	539,324	1,323,127
Lojas Americanas SA (PN)	72,770	366,406
Metalurgica Gerdau SA (PN)	39,100	39,968
Oi SA (PN) (a)	48,090	67,979
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	658,400	2,019,072
Suzano Papel e Celulose SA	44,400	217,724
Telefonica Brasil SA	60,200	793,477
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	39,200	44,994
Vale SA (PN-A)	281,400	1,204,022
TOTAL BRAZIL		14,800,773
Chile - 0.1%
Embotelladora Andina SA Class B	35,590	100,530
Sociedad Quimica y Minera de Chile SA (PN-B)	13,161	179,378
TOTAL CHILE		279,908
Colombia - 0.2%
Bancolombia SA (PN)	70,010	672,388
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
Grupo Aval Acciones y Valores SA	550,269	$ 236,921
Grupo de Inversiones Suramerica SA	14,926	189,685
TOTAL COLOMBIA		1,098,994
Russia - 0.2%
AK Transneft OAO (a)	227	508,660
Surgutneftegas OJSC (a)	1,129,796	689,940
TOTAL RUSSIA		1,198,600
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,208,078)		17,378,275
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	51,993
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (g) (Cost $998,938)		1,000,000	999,244
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	7,306,149	7,306,149
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,865,650	1,865,650
TOTAL MONEY MARKET FUNDS (Cost $9,171,799)		9,171,799
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $545,699,924)		510,301,028
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,688,550
NET ASSETS - 100%		$ 513,989,578
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
304 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 13,680,000	$ (185,228)

The face value of futures purchased as a percentage of net assets is 2.7%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,887 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $593,551.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,586
Fidelity Securities Lending Cash Central Fund	124,083
Total	$ 134,669
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,203,829	$ 37,813,595	$ 1,337,415	$ 52,819
Consumer Staples	41,281,373	41,281,373	-	-
Energy	47,327,258	30,759,126	16,568,132	-
Financials	158,044,566	139,022,115	18,953,065	69,386
Health Care	14,290,792	13,174,062	842,960	273,770
Industrials	34,275,378	33,984,335	253,004	38,039
Information Technology	69,797,937	30,155,356	39,189,541	453,040
Materials	35,361,011	33,747,911	1,478,098	135,002
Telecommunication Services	41,031,278	24,472,613	16,558,665	-
Utilities	19,464,570	18,459,308	1,005,262	-
Corporate Bonds	51,993	-	51,993	-
Government Obligations	999,244	-	999,244	-
Money Market Funds	9,171,799	9,171,799	-	-
Total Investments in Securities:	$ 510,301,028	$ 412,041,593	$ 97,237,379	$ 1,022,056
Derivative Instruments:
Liabilities
Futures Contracts	$ (185,228)	$ (185,228)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,638,765
Level 2 to Level 1	$ 150,548,779
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $547,537,349. Net unrealized depreciation aggregated $37,236,321, of which $48,687,981 related to appreciated investment securities and $85,924,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

July 31, 2015

1.929356.103

GUX-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 4.8%
AGL Energy Ltd.	31,244	$ 380,935
Alumina Ltd.	110,110	119,520
Amcor Ltd.	57,345	604,014
AMP Ltd.	139,340	673,232
APA Group unit	54,193	359,284
Aristocrat Leisure Ltd.	24,500	153,474
Asciano Ltd.	45,502	270,401
ASX Ltd.	8,917	289,720
Aurizon Holdings Ltd.	97,832	379,005
Australia & New Zealand Banking Group Ltd.	130,661	3,121,158
Bank of Queensland Ltd.	16,559	166,427
Bendigo & Adelaide Bank Ltd.	22,026	211,553
BHP Billiton Ltd.	151,555	2,926,135
Boral Ltd.	35,892	174,202
Brambles Ltd.	73,295	582,896
Caltex Australia Ltd.	12,811	323,533
Cimic Group Ltd.	5,064	88,096
Coca-Cola Amatil Ltd.	26,616	180,542
Cochlear Ltd.	2,602	173,589
Commonwealth Bank of Australia	76,559	4,899,928
Computershare Ltd.	21,591	195,065
Crown Ltd.	17,045	169,817
CSL Ltd.	22,478	1,625,942
DEXUS Property Group unit	45,995	261,564
Federation Centres unit	160,910	352,851
Flight Centre Travel Group Ltd.	2,921	76,052
Fortescue Metals Group Ltd. (e)	75,863	102,864
Goodman Group unit	82,818	395,904
Harvey Norman Holdings Ltd.	27,563	89,856
Healthscope Ltd.	58,602	117,368
Iluka Resources Ltd.	18,726	107,860
Incitec Pivot Ltd.	77,558	205,221
Insurance Australia Group Ltd.	111,154	478,551
Lend Lease Group unit	26,453	301,445
Macquarie Group Ltd.	13,870	832,859
Medibank Private Ltd. (a)	128,806	196,775
Mirvac Group unit	168,311	232,521
National Australia Bank Ltd.	126,771	3,221,902
Newcrest Mining Ltd. (a)	35,162	290,849
Orica Ltd.	17,998	252,720
Origin Energy Ltd.	53,003	439,340
Platinum Asset Management Ltd.	10,000	55,406
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	33,760	$ 92,538
QBE Insurance Group Ltd.	64,709	690,566
Ramsay Health Care Ltd.	6,747	329,833
realestate.com.au Ltd.	2,477	78,597
Rio Tinto Ltd.	20,512	792,543
Santos Ltd.	44,988	243,341
Scentre Group unit	252,471	730,793
SEEK Ltd.	16,032	176,951
Sonic Healthcare Ltd.	17,642	266,548
South32 Ltd. (a)	255,744	333,681
SP AusNet	87,800	89,207
Stockland Corp. Ltd. unit	113,052	351,200
Suncorp Group Ltd.	60,488	630,930
Sydney Airport unit	50,485	207,020
Tabcorp Holdings Ltd.	38,818	137,614
Tatts Group Ltd.	72,614	211,247
Telstra Corp. Ltd.	200,754	952,350
The GPT Group unit	84,961	286,291
TPG Telecom Ltd.	11,850	82,373
Transurban Group unit	90,919	662,579
Treasury Wine Estates Ltd.	30,812	129,952
Wesfarmers Ltd.	53,067	1,646,607
Westfield Corp. unit	93,731	687,182
Westpac Banking Corp.	147,379	3,747,302
Woodside Petroleum Ltd.	35,399	922,440
Woolworths Ltd.	59,787	1,249,857
WorleyParsons Ltd.	9,968	67,032
TOTAL AUSTRALIA		41,876,950
Austria - 0.1%
Andritz AG	3,740	208,987
Erste Group Bank AG (a)	13,473	403,803
OMV AG	6,899	183,549
Raiffeisen International Bank-Holding AG (a)	5,467	79,855
Voestalpine AG	5,534	237,517
TOTAL AUSTRIA		1,113,711
Bailiwick of Jersey - 0.9%
Experian PLC	46,743	876,684
Glencore Xstrata PLC	524,862	1,704,874
Petrofac Ltd.	11,682	160,540
Randgold Resources Ltd.	4,249	256,325
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Shire PLC	27,877	$ 2,478,158
Wolseley PLC	12,246	813,916
WPP PLC	62,114	1,427,119
TOTAL BAILIWICK OF JERSEY		7,717,616
Belgium - 0.9%
Ageas	10,167	418,666
Anheuser-Busch InBev SA NV	37,890	4,527,162
Belgacom SA	7,361	277,208
Colruyt NV	3,169	153,797
Delhaize Group SA	4,879	441,744
Groupe Bruxelles Lambert SA	3,668	302,813
KBC Groep NV	11,738	818,079
Solvay SA Class A	2,841	379,876
Telenet Group Holding NV (a)	2,496	140,790
UCB SA	5,778	447,117
Umicore SA	4,461	195,286
TOTAL BELGIUM		8,102,538
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	112,000	103,876
Alibaba Pictures Group Ltd. (a)(e)	480,000	138,694
Beijing Enterprises Water Group Ltd.	200,000	149,375
Brilliance China Automotive Holdings Ltd.	140,000	185,648
Cheung Kong Infrastructure Holdings Ltd.	28,000	243,618
China Gas Holdings Ltd.	96,000	168,415
China Resources Gas Group Ltd.	44,000	134,231
Cosco Pacific Ltd.	90,707	118,411
Credicorp Ltd. (United States)	3,209	423,267
First Pacific Co. Ltd.	98,852	79,186
GOME Electrical Appliances Holdings Ltd.	527,104	91,791
Haier Electronics Group Co. Ltd.	60,000	141,016
Hanergy Thin Film Power Group Ltd. (a)	576,000	161,280
Kerry Properties Ltd.	29,500	110,164
Kunlun Energy Co. Ltd.	162,000	154,429
Li & Fung Ltd.	272,000	210,518
Luye Pharma Group Ltd.	60,000	62,691
Nine Dragons Paper (Holdings) Ltd.	67,000	49,522
Noble Group Ltd.	208,331	69,097
NWS Holdings Ltd.	73,831	111,047
Seadrill Ltd.	18,041	163,107
Shangri-La Asia Ltd.	52,000	67,077
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	$ 93,781
Yue Yuen Industrial (Holdings) Ltd.	32,000	104,021
TOTAL BERMUDA		3,334,262
Brazil - 0.9%
Ambev SA	223,600	1,270,829
B2W Companhia Global do Varejo (a)	5,500	28,914
Banco Bradesco SA	36,340	293,569
Banco do Brasil SA	39,200	252,445
Banco Santander SA (Brasil) unit	34,900	163,086
BB Seguridade Participacoes SA	33,600	316,477
BM&F BOVESPA SA	82,900	252,771
BR Malls Participacoes SA	18,300	68,679
Brasil Foods SA	30,600	642,306
CCR SA	40,900	181,807
Cetip SA - Mercados Organizado	9,704	100,499
Cielo SA	39,736	507,500
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,600	79,596
Companhia Siderurgica Nacional SA (CSN)	35,700	45,147
Cosan SA Industria e Comercio	5,800	35,234
CPFL Energia SA	10,009	56,360
Cyrela Brazil Realty SA	9,300	25,260
Drogasil SA	9,900	125,805
Duratex SA	17,444	35,459
Ecorodovias Infraestrutura e Logistica SA	8,100	16,418
Embraer SA	31,000	216,388
Energias do Brasil SA	10,900	41,544
Estacio Participacoes SA	14,400	59,721
Fibria Celulose SA	11,900	158,275
Hypermarcas SA (a)	16,100	95,266
JBS SA	33,000	148,521
Klabin SA unit	26,700	165,552
Kroton Educacional SA	64,752	181,550
Localiza Rent A Car SA	7,480	61,388
Lojas Americanas SA	7,875	30,705
Lojas Renner SA	6,000	190,815
M. Dias Branco SA	1,600	36,122
Multiplan Empreendimentos Imobiliarios SA	3,800	51,774
Natura Cosmeticos SA	6,900	51,307
Odontoprev SA	12,000	38,973
Petroleo Brasileiro SA - Petrobras (ON) (a)	137,800	466,048
Common Stocks - continued
	Shares	Value
Brazil - continued
Porto Seguro SA	4,700	$ 53,439
Qualicorp SA	10,300	61,217
Souza Cruz SA	17,700	125,566
Sul America SA unit	6,553	33,072
Terna Participacoes SA unit	2,800	17,132
TIM Participacoes SA	38,100	104,487
Totvs SA	6,100	62,462
Tractebel Energia SA	8,100	85,756
Ultrapar Participacoes SA	17,600	361,206
Vale SA	61,000	318,366
Via Varejo SA unit	5,800	14,653
Weg SA	26,600	146,054
TOTAL BRAZIL		7,875,520
Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	10,197	225,638
Agrium, Inc.	6,589	674,090
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,621	875,695
AltaGas Ltd.	6,622	181,265
ARC Resources Ltd.	16,120	241,211
ATCO Ltd. Class I (non-vtg.)	3,589	107,710
Bank of Montreal	30,535	1,703,899
Bank of Nova Scotia	57,293	2,811,972
Barrick Gold Corp.	55,216	390,525
Baytex Energy Corp.	9,301	80,077
BCE, Inc.	6,584	270,992
BlackBerry Ltd. (a)	23,431	181,665
Bombardier, Inc. Class B (sub. vtg.)	92,012	114,676
Brookfield Asset Management, Inc. Class A	40,261	1,405,603
CAE, Inc.	12,347	139,911
Cameco Corp.	18,374	252,320
Canadian Imperial Bank of Commerce	18,798	1,343,320
Canadian National Railway Co.	38,231	2,385,034
Canadian Natural Resources Ltd.	51,669	1,261,058
Canadian Oil Sands Ltd.	22,675	129,339
Canadian Pacific Railway Ltd.	7,815	1,258,072
Canadian Tire Ltd. Class A (non-vtg.)	3,517	350,638
Canadian Utilities Ltd. Class A (non-vtg.)	5,634	158,270
Cenovus Energy, Inc.	38,911	567,071
CGI Group, Inc. Class A (sub. vtg.) (a)	10,805	403,664
CI Financial Corp.	11,568	292,329
Constellation Software, Inc.	912	405,510
Common Stocks - continued
	Shares	Value
Canada - continued
Constellation Software, Inc. rights 9/15/15 (a)	817	$ 147
Crescent Point Energy Corp.	19,507	295,472
Dollarama, Inc.	5,771	343,520
Eldorado Gold Corp.	31,613	108,773
Empire Co. Ltd. Class A (non-vtg.)	2,576	174,117
Enbridge, Inc.	40,303	1,756,833
Encana Corp.	39,323	298,865
Enerplus Corp.	10,050	63,857
Fairfax Financial Holdings Ltd. (sub. vtg.)	962	463,946
Finning International, Inc.	7,892	137,221
First Capital Realty, Inc.	4,208	59,556
First Quantum Minerals Ltd.	32,560	260,161
Fortis, Inc.	13,335	381,845
Franco-Nevada Corp.	7,162	290,784
George Weston Ltd.	2,353	197,617
Gildan Activewear, Inc.	11,057	356,604
Goldcorp, Inc.	38,499	513,673
Great-West Lifeco, Inc.	14,407	408,025
H&R REIT/H&R Finance Trust	6,341	108,265
Husky Energy, Inc.	15,714	286,922
IGM Financial, Inc.	4,468	131,937
Imperial Oil Ltd.	14,110	522,065
Industrial Alliance Insurance and Financial Services, Inc.	4,732	159,380
Intact Financial Corp.	6,270	432,430
Inter Pipeline Ltd.	15,898	332,583
Jean Coutu Group, Inc. Class A (sub. vtg.)	3,500	55,155
Keyera Corp.	7,759	254,985
Kinross Gold Corp. (a)	51,520	94,543
Loblaw Companies Ltd.	10,829	590,530
Magna International, Inc. Class A (sub. vtg.)	19,376	1,052,765
Manulife Financial Corp.	93,013	1,647,828
MEG Energy Corp. (a)	7,228	77,483
Methanex Corp.	4,497	202,663
Metro, Inc. Class A (sub. vtg.)	11,574	314,959
National Bank of Canada	15,462	540,759
Onex Corp. (sub. vtg.)	4,004	229,736
Open Text Corp.	5,635	255,758
Paramount Resources Ltd. Class A (a)	2,858	43,050
Pembina Pipeline Corp.	16,177	470,894
Peyto Exploration & Development Corp.	6,852	148,267
Potash Corp. of Saskatchewan, Inc.	39,478	1,073,997
Power Corp. of Canada (sub. vtg.)	17,094	401,912
Common Stocks - continued
	Shares	Value
Canada - continued
Power Financial Corp.	11,421	$ 303,110
PrairieSky Royalty Ltd.	6,784	139,275
Restaurant Brands International, Inc.	9,367	405,234
Restaurant Brands International, Inc.	304	13,145
RioCan (REIT)	7,207	147,628
Rogers Communications, Inc. Class B (non-vtg.)	17,231	604,208
Royal Bank of Canada	68,082	3,969,823
Saputo, Inc.	12,191	279,363
Shaw Communications, Inc. Class B	19,002	403,185
Silver Wheaton Corp.	18,507	242,260
SNC-Lavalin Group, Inc.	7,139	233,791
Sun Life Financial, Inc.	28,648	935,110
Suncor Energy, Inc.	68,322	1,924,519
Teck Resources Ltd. Class B (sub. vtg.)	27,393	201,701
TELUS Corp.	9,216	314,634
The Toronto-Dominion Bank	87,248	3,520,340
Thomson Reuters Corp.	17,050	690,291
Tourmaline Oil Corp. (a)	8,384	207,316
TransAlta Corp.	12,414	78,688
TransCanada Corp.	33,659	1,308,168
Turquoise Hill Resources Ltd. (a)	47,838	162,770
Valeant Pharmaceuticals International, Inc. (Canada) (a)	15,090	3,868,929
Veresen, Inc.	13,930	157,636
Vermilion Energy, Inc.	5,002	168,282
West Fraser Timber Co. Ltd.	3,467	152,560
Yamana Gold, Inc.	41,292	81,773
TOTAL CANADA		54,265,175
Cayman Islands - 1.4%
AAC Technology Holdings, Inc.	33,000	187,299
Anta Sports Products Ltd.	47,000	120,527
ASM Pacific Technology Ltd.	11,400	103,231
Belle International Holdings Ltd.	216,000	224,573
Casetek Holdings	6,000	33,923
Chailease Holding Co. Ltd.	49,816	103,534
China Conch Venture Holdings Ltd.	32,000	65,962
China Huishan Dairy Hld Co. Ltd.	261,000	79,118
China Medical System Holdings Ltd.	52,000	69,089
China Mengniu Dairy Co. Ltd.	65,000	293,881
China Resources Cement Holdings Ltd.	78,198	40,752
China Resources Land Ltd.	132,634	372,120
China State Construction International Holdings Ltd.	82,000	127,565
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
CK Hutchison Holdings Ltd.	132,216	$ 1,963,038
Country Garden Holdings Co. Ltd.	253,644	99,464
ENN Energy Holdings Ltd.	36,000	239,155
Evergrande Real Estate Group Ltd.	266,000	176,023
GCL-Poly Energy Holdings Ltd. (a)	546,000	110,576
Geely Automobile Holdings Ltd.	230,000	96,720
Haitian International Holdings Ltd.	26,000	53,863
Hengan International Group Co. Ltd.	35,000	391,206
Kingsoft Corp. Ltd.	41,000	109,477
Longfor Properties Co. Ltd.	68,500	97,904
MGM China Holdings Ltd.	43,600	92,573
New World China Land Ltd.	128,000	78,924
Sands China Ltd.	114,000	504,392
Semiconductor Manufacturing International Corp. (a)	1,306,000	117,353
Shenzhou International Group Holdings Ltd.	26,000	136,669
Shimao Property Holdings Ltd.	66,500	119,064
Shui On Land Ltd.	193,003	52,780
Sino Biopharmaceutical Ltd.	136,000	157,713
SOHO China Ltd.	110,000	69,244
Sunac China Holdings Ltd.	85,000	76,094
Tencent Holdings Ltd.	243,700	4,540,287
Tingyi (Cayman Islands) Holding Corp.	94,000	180,911
TPK Holding Co. Ltd.	14,295	48,764
Want Want China Holdings Ltd.	276,000	285,887
WH Group Ltd. (a)	282,000	180,790
Wynn Macau Ltd.	73,600	152,093
Zhen Ding Technology Holding Ltd.	17,302	53,502
TOTAL CAYMAN ISLANDS		12,006,040
Chile - 0.2%
AES Gener SA	106,039	56,934
Aguas Andinas SA	131,818	69,628
Banco de Chile	1,055,249	113,085
Banco de Credito e Inversiones	1,647	72,263
Banco Santander Chile	2,903,830	146,441
Cencosud SA	56,743	119,554
Colbun SA	410,469	108,492
Compania Cervecerias Unidas SA	7,485	78,836
Compania de Petroleos de Chile SA (COPEC)	20,560	205,688
CorpBanca SA	6,508,157	65,641
Empresa Nacional de Electricidad SA	167,539	228,620
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,791	59,627
Common Stocks - continued
	Shares	Value
Chile - continued
Empresas CMPC SA	59,673	$ 156,290
Enersis SA	900,328	271,073
LATAM Airlines Group SA (a)	14,275	89,986
S.A.C.I. Falabella	24,675	160,483
Sonda SA	20,000	36,725
Vina Concha y Toro SA	22,404	35,058
TOTAL CHILE		2,074,424
China - 2.6%
Agricultural Bank of China Ltd. (H Shares)	1,091,000	492,564
Air China Ltd. (H Shares)	82,000	82,399
Aluminum Corp. of China Ltd. (H Shares) (a)	180,000	62,180
Anhui Conch Cement Co. Ltd. (H Shares)	58,000	180,308
AviChina Industry & Technology Co. Ltd. (H Shares)	92,000	77,138
Bank Communications Co. Ltd. (H Shares)	413,000	363,332
Bank of China Ltd. (H Shares)	3,754,000	2,053,192
BBMG Corp. (H Shares)	57,000	43,748
Beijing Capital International Airport Co. Ltd. (H Shares)	72,000	74,208
BYD Co. Ltd. (H Shares)	31,500	139,372
CGN Power Co. Ltd.	320,000	140,758
China Cinda Asset Management Co. Ltd. (H Shares)	397,000	177,189
China CITIC Bank Corp. Ltd. (H Shares)	375,000	267,501
China Coal Energy Co. Ltd. (H Shares) (e)	195,000	95,333
China Communications Construction Co. Ltd. (H Shares)	215,000	276,228
China Communications Services Corp. Ltd. (H Shares)	110,000	49,805
China Construction Bank Corp. (H Shares)	3,977,000	3,247,347
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	59,765
China Everbright Bank Co. Ltd. (H Shares)	170,000	94,733
China Galaxy Securities Co. Ltd. (H Shares)	157,000	141,562
China International Marine Containers (Group) Ltd. (H Shares)	26,400	55,985
China Life Insurance Co. Ltd. (H Shares)	352,000	1,296,506
China Longyuan Power Grid Corp. Ltd. (H Shares)	144,000	164,761
China Merchants Bank Co. Ltd. (H Shares)	216,251	559,296
China Minsheng Banking Corp. Ltd. (H Shares)	284,500	320,380
China National Building Materials Co. Ltd. (H Shares)	136,000	102,978
China Oilfield Services Ltd. (H Shares)	88,000	107,952
China Pacific Insurance (Group) Co. Ltd. (H Shares)	125,800	527,392
China Petroleum & Chemical Corp. (H Shares)	1,214,000	914,990
China Railway Construction Corp. Ltd. (H Shares)	88,000	114,196
China Railway Group Ltd. (H Shares)	187,000	159,687
China Shenhua Energy Co. Ltd. (H Shares)	160,500	305,584
China Shipping Container Lines Co. Ltd. (H Shares) (a)	183,000	57,362
Common Stocks - continued
	Shares	Value
China - continued
China Southern Airlines Ltd. (H Shares)	80,000	$ 79,064
China Telecom Corp. Ltd. (H Shares)	656,000	367,251
China Vanke Co. Ltd. (H Shares)	61,100	145,335
Chongqing Changan Automobile Co. Ltd. (B Shares)	41,400	88,116
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	114,000	81,614
CITIC Securities Co. Ltd. (H Shares)	102,000	278,937
CSR Corp. Ltd. (H Shares)	206,950	261,080
Dalian Wanda Commercial Properties Co., Ltd.	25,000	181,237
Datang International Power Generation Co. Ltd. (H Shares)	128,000	55,313
Dongfeng Motor Group Co. Ltd. (H Shares)	120,000	138,230
GF Securities Co. Ltd. (a)	46,800	90,916
Great Wall Motor Co. Ltd. (H Shares)	47,500	157,163
Guangzhou Automobile Group Co. Ltd. (H Shares)	102,000	81,707
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	39,600	39,588
Haitong Securities Co. Ltd. (H Shares)	153,200	277,062
Huadian Power International Corp. Ltd. (H Shares)	72,000	72,815
Huaneng Power International, Inc. (H Shares)	162,000	196,312
Huaneng Renewables Corp. Ltd. (H Shares)	170,000	72,146
Huatai Securities Co. Ltd. (a)	40,000	85,446
Industrial & Commercial Bank of China Ltd. (H Shares)	3,486,000	2,394,840
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	48,400	49,900
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	62,369
Jiangxi Copper Co. Ltd. (H Shares)	57,000	77,203
New China Life Insurance Co. Ltd. (H Shares)	36,900	158,504
People's Insurance Co. of China Group (H Shares)	300,000	155,567
PetroChina Co. Ltd. (H Shares)	1,002,000	987,107
PICC Property & Casualty Co. Ltd. (H Shares)	165,289	344,126
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	247,000	1,421,023
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	88,000	59,028
Shanghai Electric Group Co. Ltd. (H Shares) (e)	124,000	76,617
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	21,000	62,304
Shanghai Pharma Holding Co. Ltd. (H Shares)	32,300	76,497
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	66,500	54,471
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	59,920
Sinopharm Group Co. Ltd. (H Shares)	56,000	215,265
Sinotrans Ltd. (H Shares)	77,000	47,378
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	96,010
Weichai Power Co. Ltd. (H Shares)	44,800	67,267
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	78,000	44,479
Zhejiang Expressway Co. Ltd. (H Shares)	64,000	73,723
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	26,000	176,580
Common Stocks - continued
	Shares	Value
China - continued
Zijin Mining Group Co. Ltd. (H Shares)	298,000	$ 79,956
ZTE Corp. (H Shares)	31,680	70,452
TOTAL CHINA		22,465,649
Colombia - 0.1%
Almacenes Exito SA	8,946	66,163
Cementos Argos SA	19,648	67,335
Corporacion Financiera Colombiana SA	3,330	43,706
Ecopetrol SA	231,673	129,512
Grupo de Inversiones Suramerica SA	11,311	145,315
Interconexion Electrica SA ESP	22,403	55,074
Inversiones Argos SA	13,005	78,572
Isagen SA	39,375	40,059
TOTAL COLOMBIA		625,736
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	7,392	178,901
Komercni Banka A/S	697	155,831
TOTAL CZECH REPUBLIC		334,732
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	195	321,994
Series B	322	548,289
Carlsberg A/S Series B	5,081	442,681
Coloplast A/S Series B	5,095	367,418
Danske Bank A/S	33,163	1,035,665
DSV de Sammensluttede Vognmaend A/S	8,151	278,544
ISS Holdings A/S	7,001	241,099
Novo Nordisk A/S Series B	91,807	5,418,126
Novozymes A/S Series B	10,954	571,813
Pandora A/S	5,324	598,620
TDC A/S	36,900	278,317
Tryg A/S	5,464	110,087
Vestas Wind Systems A/S	10,386	566,925
William Demant Holding A/S (a)	1,069	81,416
TOTAL DENMARK		10,860,994
Egypt - 0.0%
Commercial International Bank SAE	25,520	182,517
Commercial International Bank SAE sponsored GDR	14,156	94,987
Global Telecom Holding (a)	55,582	18,243
Common Stocks - continued
	Shares	Value
Egypt - continued
Global Telecom Holding GDR (a)	10,000	$ 16,500
Talaat Moustafa Group Holding	53,294	55,812
TOTAL EGYPT		368,059
Finland - 0.6%
Elisa Corp. (A Shares)	6,647	223,893
Fortum Corp.	21,458	377,060
Kone Oyj (B Shares)	15,845	664,052
Metso Corp.	5,293	145,384
Neste Oyj	5,952	165,446
Nokia Corp.	173,850	1,231,085
Nokian Tyres PLC	5,338	160,397
Orion Oyj (B Shares)	4,951	206,786
Sampo Oyj (A Shares)	20,941	1,034,930
Stora Enso Oyj (R Shares)	25,087	235,706
UPM-Kymmene Corp.	25,590	472,151
Wartsila Corp.	6,779	311,351
TOTAL FINLAND		5,228,241
France - 6.7%
Accor SA	9,754	478,573
Aeroports de Paris	1,466	175,816
Air Liquide SA	8,938	1,163,706
Air Liquide SA (a)	6,490	844,982
Alcatel-Lucent SA (a)	133,386	503,333
Alstom SA (a)	9,944	292,246
Arkema SA	3,046	237,447
Atos Origin SA	4,138	315,029
AXA SA	92,135	2,428,494
BIC SA	1,325	226,936
BNP Paribas SA	49,982	3,255,688
Bollore Group	40,437	223,826
Bouygues SA	9,569	351,163
Bureau Veritas SA	12,907	301,576
Capgemini SA	7,369	704,496
Carrefour SA	27,909	957,999
Casino Guichard Perrachon SA	2,619	194,468
Christian Dior SA	2,588	536,479
CNP Assurances	8,016	134,827
Compagnie de St. Gobain	22,888	1,085,028
Credit Agricole SA	49,776	784,191
Danone SA	27,578	1,870,953
Common Stocks - continued
	Shares	Value
France - continued
Dassault Systemes SA	5,939	$ 448,553
Edenred SA	9,823	245,052
EDF SA (a)	4,600	109,577
EDF SA (a)	648	15,436
EDF SA	6,356	151,407
Essilor International SA	9,677	1,239,197
Eurazeo SA	1,867	121,324
Eutelsat Communications	8,022	244,482
Fonciere des Regions	1,406	121,431
GDF Suez	68,843	1,321,985
Gecina SA	1,657	212,280
Groupe Eurotunnel SA	22,297	320,421
Hermes International SCA	1,224	476,472
ICADE	1,608	119,239
Iliad SA	1,259	298,732
Imerys SA	1,728	130,225
JCDecaux SA	3,678	140,792
Kering SA	3,587	691,763
Klepierre SA	8,010	364,591
L'Oreal SA (a)	4,500	841,891
L'Oreal SA	6,801	1,272,378
L'Oreal SA (a)	597	111,691
Lagardere S.C.A. (Reg.)	5,448	162,835
Legrand SA	12,463	767,184
LVMH Moet Hennessy - Louis Vuitton SA	13,184	2,471,621
Michelin CGDE Series B	8,833	865,315
Natixis SA	45,041	330,979
Numericable Group SA (a)	4,476	244,043
Orange SA	87,679	1,442,341
Pernod Ricard SA	10,035	1,201,833
Peugeot Citroen SA (a)	20,528	411,331
Publicis Groupe SA	8,817	667,565
Remy Cointreau SA	1,007	71,654
Renault SA	9,160	842,824
Rexel SA	14,798	233,296
Safran SA	13,665	1,033,422
Sanofi SA	55,999	6,036,191
Schneider Electric SA	26,240	1,832,542
SCOR SE	7,070	271,141
Societe Generale Series A	34,183	1,681,858
Sodexo SA (a)	1,068	99,535
Sodexo SA	1,000	93,198
Common Stocks - continued
	Shares	Value
France - continued
Sodexo SA	1,995	$ 185,929
Sodexo SA (a)	512	47,717
Suez Environnement SA	13,761	263,798
Technip SA	4,858	276,475
Thales SA	4,942	334,500
Total SA	102,453	5,055,331
Unibail-Rodamco	4,633	1,232,869
Valeo SA	3,772	503,326
Vallourec SA	5,342	87,422
Veolia Environnement SA	21,362	477,143
VINCI SA	22,294	1,429,888
Vivendi SA	55,530	1,459,696
Wendel SA	1,329	176,973
Zodiac Aerospace	9,613	286,636
TOTAL FRANCE		58,644,586
Germany - 6.0%
adidas AG	9,784	800,201
Allianz SE	21,544	3,529,177
Axel Springer Verlag AG	2,164	121,112
BASF AG	43,345	3,739,266
Bayer AG	39,034	5,757,319
Bayerische Motoren Werke AG (BMW)	15,658	1,570,031
Beiersdorf AG	4,642	396,732
Brenntag AG	7,332	407,691
Commerzbank AG (a)	49,572	641,604
Continental AG	5,208	1,164,242
Daimler AG (Germany)	45,471	4,064,497
Deutsche Annington Immobilien SE	21,417	668,003
Deutsche Bank AG	65,065	2,285,723
Deutsche Boerse AG	9,048	821,092
Deutsche Lufthansa AG (a)	10,681	144,871
Deutsche Post AG	45,721	1,381,864
Deutsche Telekom AG	150,082	2,713,849
Deutsche Wohnen AG (Bearer)	15,998	395,408
E.ON AG	94,520	1,246,717
Evonik Industries AG	6,600	264,097
Fraport AG Frankfurt Airport Services Worldwide	2,090	137,239
Fresenius Medical Care AG & Co. KGaA	10,187	833,522
Fresenius SE & Co. KGaA	18,005	1,242,400
GEA Group AG	8,761	370,919
Hannover Reuck SE	2,750	291,690
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement Finance AG	6,613	$ 504,396
Henkel AG & Co. KGaA	5,464	551,657
Hugo Boss AG	3,062	369,240
Infineon Technologies AG	53,669	601,503
K&S AG	9,134	374,774
Kabel Deutschland Holding AG (a)	1,028	139,432
Lanxess AG	4,189	241,668
Linde AG	8,758	1,655,339
MAN SE	1,718	179,132
Merck KGaA	6,081	618,559
Metro AG	7,388	232,596
Muenchener Rueckversicherungs AG	8,141	1,495,805
OSRAM Licht AG	4,133	235,305
ProSiebenSat.1 Media AG	10,397	531,531
RWE AG	22,988	478,423
SAP AG	46,367	3,331,146
Siemens AG	37,395	4,006,725
Symrise AG	5,665	376,593
Telefonica Deutschland Holding AG	27,293	169,506
Thyssenkrupp AG	20,400	517,203
TUI AG	10,000	171,052
TUI AG	11,037	189,940
United Internet AG	5,615	277,716
Volkswagen AG	1,610	325,434
TOTAL GERMANY		52,563,941
Greece - 0.1%
Alpha Bank AE (a)	150,441	43,965
EFG Eurobank Ergasias SA (a)	324,309	41,508
Folli Follie SA	1,374	34,207
Greek Organization of Football Prognostics SA	9,667	76,673
Hellenic Telecommunications Organization SA	11,640	96,533
Jumbo SA	5,555	40,332
National Bank of Greece SA (a)	72,373	76,254
Piraeus Bank SA (a)	82,653	30,019
Titan Cement Co. SA (Reg.)	2,295	51,525
TOTAL GREECE		491,016
Hong Kong - 2.8%
AIA Group Ltd.	569,200	3,707,880
Bank of East Asia Ltd.	59,807	242,243
Beijing Enterprises Holdings Ltd.	25,000	183,978
Common Stocks - continued
	Shares	Value
Hong Kong - continued
BOC Hong Kong (Holdings) Ltd.	175,500	$ 707,451
Cathay Pacific Airways Ltd.	55,000	130,116
Cheung Kong Property Holdings Ltd. (a)	132,216	1,101,757
China Agri-Industries Holdings Ltd.	102,609	44,737
China Everbright International Ltd.	111,000	170,961
China Everbright Ltd.	44,000	106,704
China Merchants Holdings International Co. Ltd.	53,761	196,603
China Mobile Ltd.	290,500	3,802,879
China Overseas Land and Investment Ltd.	192,000	605,549
China Power International Development Ltd.	140,000	99,145
China Resources Enterprise Ltd.	54,372	176,043
China Resources Power Holdings Co. Ltd.	94,000	241,781
China Taiping Insurance Group Ltd. (a)	76,177	227,481
China Unicom Ltd.	286,000	401,399
CITIC Pacific Ltd.	98,000	175,463
CLP Holdings Ltd.	89,000	755,989
CNOOC Ltd.	848,000	1,040,613
CSPC Pharmaceutical Group Ltd.	202,000	185,003
Far East Horizon Ltd.	92,000	85,802
Fosun International Ltd.	89,500	188,183
Franshion Properties China Ltd.	182,000	58,927
Galaxy Entertainment Group Ltd.	108,000	497,349
Goldin Properties Holdings Ltd. (a)(e)	65,000	49,888
Guangdong Investment Ltd.	136,000	184,554
Hang Lung Properties Ltd.	102,000	291,436
Hang Seng Bank Ltd.	36,300	744,046
Henderson Land Development Co. Ltd.	52,331	345,620
HKT Trust/HKT Ltd. unit	122,860	149,607
Hong Kong & China Gas Co. Ltd.	328,000	669,345
Hong Kong Exchanges and Clearing Ltd.	52,519	1,424,028
Hysan Development Co. Ltd.	29,020	124,281
Lenovo Group Ltd.	320,000	347,149
Link (REIT)	109,047	641,428
MTR Corp. Ltd.	67,940	302,791
New World Development Co. Ltd.	238,846	288,687
PCCW Ltd.	178,592	106,893
Power Assets Holdings Ltd.	65,500	617,207
Shanghai Industrial Holdings Ltd.	25,000	73,527
Sino Land Ltd.	146,945	228,218
Sino-Ocean Land Holdings Ltd.	155,591	106,774
SJM Holdings Ltd.	88,000	102,163
Sun Art Retail Group Ltd.	118,500	90,186
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sun Hung Kai Properties Ltd.	78,781	$ 1,210,327
Swire Pacific Ltd. (A Shares)	29,000	371,651
Swire Properties Ltd.	52,000	167,357
Techtronic Industries Co. Ltd.	64,500	227,555
Wharf Holdings Ltd.	70,000	444,255
Wheelock and Co. Ltd.	42,000	217,523
Yuexiu Property Co. Ltd.	332,000	65,524
TOTAL HONG KONG		24,726,056
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,888	99,619
OTP Bank PLC	10,833	222,480
Richter Gedeon PLC	6,668	107,170
TOTAL HUNGARY		429,269
India - 1.7%
ACC Ltd.	1,994	43,234
Adani Enterprises Ltd.	6,730	9,166
Adani Ports & Special Economic Zone	30,271	153,748
Adani Power Ltd. (a)	12,515	5,359
Adani Transmissions Ltd. (a)	6,730	2,903
Aditya Birla Nuvo Ltd.	1,603	55,106
Ambuja Cements Ltd.	29,468	106,979
Apollo Hospitals Enterprise Ltd. (a)	3,275	69,599
Asian Paints India Ltd.	13,314	183,684
Aurobindo Pharma Ltd.	12,514	148,612
Bajaj Auto Ltd. (a)	3,626	143,100
Bharat Forge Ltd.	4,800	86,105
Bharat Heavy Electricals Ltd.	27,745	120,691
Bharat Petroleum Corp. Ltd. (a)	8,348	120,905
Bharti Airtel Ltd.	55,036	360,208
Bharti Infratel Ltd.	22,787	159,414
Bosch Ltd. (a)	348	134,166
Cairn India Ltd.	18,736	50,640
Cipla Ltd.	15,875	175,910
Coal India Ltd.	32,153	220,615
Container Corp. of India Ltd.	3,000	76,974
Dabur India Ltd.	25,121	115,146
Divi's Laboratories Ltd. (a)	1,841	56,437
DLF Ltd. (a)	17,033	30,625
Dr. Reddy's Laboratories Ltd. (a)	5,688	363,129
Eicher Motors Ltd. (a)	500	149,021
Common Stocks - continued
	Shares	Value
India - continued
GAIL India Ltd.	18,451	$ 102,350
GlaxoSmithKline Consumer Healthcare Ltd.	360	35,412
Godrej Consumer Products Ltd.	5,323	114,474
HCL Technologies Ltd.	26,721	416,862
Hero Motocorp Ltd.	2,219	93,031
Hindalco Industries Ltd. (a)	53,506	87,967
Hindustan Unilever Ltd.	35,962	517,976
Housing Development Finance Corp. Ltd.	70,784	1,482,756
ICICI Bank Ltd. (a)	52,168	247,380
Idea Cellular Ltd. (a)	50,783	137,576
Infosys Ltd.	85,705	1,444,527
Infosys Ltd. sponsored ADR	2,400	40,584
ITC Ltd.	104,703	533,429
Jindal Steel & Power Ltd.	18,221	22,496
JSW Steel Ltd.	4,019	52,222
Larsen & Toubro Ltd. (a)	14,467	404,981
LIC Housing Finance Ltd.	14,229	111,007
Lupin Ltd.	10,000	265,158
Mahindra & Mahindra Financial Services Ltd.	11,836	47,704
Mahindra & Mahindra Ltd. (a)	17,811	379,556
Marico Ltd.	10,000	68,770
Motherson Sumi Systems Ltd.	4,964	26,954
Motherson Sumi Systems Ltd.	9,929	53,914
Nestle India Ltd.	985	97,862
NTPC Ltd.	75,871	160,129
Oil & Natural Gas Corp. Ltd.	40,845	174,070
Oil India Ltd.	6,521	44,061
Piramal Enterprises Ltd. (a)	3,759	54,057
Power Finance Corp. Ltd.	12,331	47,435
Reliance Communication Ltd. (a)	35,514	39,128
Reliance Industries Ltd.	60,569	948,316
Rural Electrification Corp. Ltd.	12,808	54,244
Shree Cement Ltd. (a)	380	67,827
Shriram Transport Finance Co. Ltd.	6,416	89,379
Siemens India Ltd. (a)	3,099	70,479
State Bank of India (a)	71,540	301,921
Sun Pharmaceutical Industries Ltd. (a)	39,900	512,810
Tata Consultancy Services Ltd.	22,216	871,705
Tata Motors Ltd. (a)	37,783	226,448
Tata Power Co. Ltd.	53,092	56,794
Tata Steel Ltd.	13,946	53,811
Tech Mahindra Ltd.	11,736	97,335
Common Stocks - continued
	Shares	Value
India - continued
Ultratech Cemco Ltd. (a)	1,492	$ 73,428
United Breweries Ltd. (a)	2,406	39,714
United Spirits Ltd. (a)	2,850	165,048
UPL Ltd.	12,000	100,462
Vedanta Ltd.	54,911	111,507
Wipro Ltd.	29,452	262,361
Zee Entertainment Enterprises Ltd.	27,752	172,962
TOTAL INDIA		14,721,855
Indonesia - 0.5%
PT Adaro Energy Tbk	776,300	33,858
PT Astra Agro Lestari Tbk	20,800	30,867
PT Astra International Tbk	960,300	472,075
PT Bank Central Asia Tbk	602,900	583,847
PT Bank Danamon Indonesia Tbk Series A	148,500	46,106
PT Bank Mandiri (Persero) Tbk	424,300	297,890
PT Bank Negara Indonesia (Persero) Tbk	342,500	120,517
PT Bank Rakyat Indonesia Tbk	509,200	376,418
PT Bumi Serpong Damai Tbk	340,000	44,990
PT Charoen Pokphand Indonesia Tbk	364,900	68,381
PT Global Mediacom Tbk	324,300	29,847
PT Gudang Garam Tbk	20,500	75,014
PT Indocement Tunggal Prakarsa Tbk	71,100	105,251
PT Indofood CBP Sukses Makmur Tbk	55,600	50,555
PT Indofood Sukses Makmur Tbk	202,200	91,179
PT Jasa Marga Tbk	108,100	45,749
PT Kalbe Farma Tbk	1,031,000	132,995
PT Lippo Karawaci Tbk	913,900	78,030
PT Matahari Department Store Tbk	116,400	150,582
PT Media Nusantara Citra Tbk	207,100	31,308
PT Perusahaan Gas Negara Tbk Series B	511,000	151,100
PT Semen Gresik (Persero) Tbk	129,700	96,838
PT Summarecon Agung Tbk	450,000	57,882
PT Surya Citra Media Tbk	257,000	56,045
PT Tambang Batubara Bukit Asam Tbk	40,200	17,830
PT Telkomunikasi Indonesia Tbk Series B	2,394,700	519,701
PT Tower Bersama Infrastructure Tbk (a)	94,100	58,258
PT Unilever Indonesia Tbk	70,500	208,464
PT United Tractors Tbk	73,500	109,754
PT XL Axiata Tbk (a)	152,800	33,491
TOTAL INDONESIA		4,174,822
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Bank of Ireland (a)	1,295,874	$ 544,247
CRH PLC	37,931	1,121,876
CRH PLC sponsored ADR	800	23,768
James Hardie Industries PLC CDI	20,760	288,164
Kerry Group PLC Class A	7,708	585,376
Ryanair Holdings PLC	827	11,342
Ryanair Holdings PLC sponsored ADR	870	64,476
TOTAL IRELAND		2,639,249
Isle of Man - 0.0%
Genting Singapore PLC	277,700	178,136
Israel - 0.5%
Azrieli Group	1,600	66,323
Bank Hapoalim BM (Reg.)	48,431	268,915
Bank Leumi le-Israel BM (a)	67,046	291,956
Bezeq The Israel Telecommunication Corp. Ltd.	89,065	164,224
Delek Group Ltd.	224	66,196
Israel Chemicals Ltd.	24,482	169,224
Israel Corp. Ltd. (Class A)	152	53,580
Mizrahi Tefahot Bank Ltd.	6,902	88,373
NICE Systems Ltd.	1,986	127,510
NICE Systems Ltd. sponsored ADR	773	49,905
Teva Pharmaceutical Industries Ltd.	29,430	2,019,193
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,242	775,923
TOTAL ISRAEL		4,141,322
Italy - 1.6%
Assicurazioni Generali SpA	54,546	1,074,099
Atlantia SpA	19,619	524,013
Banca Monte dei Paschi di Siena SpA (a)	119,898	237,810
Banco Popolare Societa Cooperativa (a)	16,687	289,375
Enel Green Power SpA	83,140	172,664
Enel SpA	332,537	1,565,285
Eni SpA	119,958	2,099,338
EXOR SpA	4,583	230,826
Finmeccanica SpA (a)	18,444	265,760
Intesa Sanpaolo SpA	598,780	2,305,382
Intesa Sanpaolo SpA (Risparmio Shares)	44,175	147,583
Luxottica Group SpA	7,835	568,169
Mediobanca SpA	27,154	295,684
Pirelli & C. SpA	12,732	211,142
Prysmian SpA	9,293	213,204
Common Stocks - continued
	Shares	Value
Italy - continued
Saipem SpA (e)	12,315	$ 107,388
Snam Rete Gas SpA	100,783	495,868
Telecom Italia SpA (a)	459,770	609,244
Terna SpA	73,212	341,400
UniCredit SpA	225,556	1,494,971
Unione di Banche Italiane ScpA	42,727	346,775
Unipolsai SpA	43,217	112,393
TOTAL ITALY		13,708,373
Japan - 16.1%
ABC-MART, Inc.	1,100	66,123
ACOM Co. Ltd. (a)	19,400	92,198
Advantest Corp.	7,400	64,784
AEON Co. Ltd.	31,300	478,964
AEON Financial Service Co. Ltd.	5,500	143,341
AEON MALL Co. Ltd.	5,270	99,034
Air Water, Inc.	7,000	121,548
Aisin Seiki Co. Ltd.	9,200	373,389
Ajinomoto Co., Inc.	27,000	621,326
Alfresa Holdings Corp.	8,200	137,554
All Nippon Airways Ltd.	54,000	172,106
Amada Holdings Co. Ltd.	16,200	158,817
Aozora Bank Ltd.	53,000	203,558
Asahi Glass Co. Ltd.	45,000	263,969
Asahi Group Holdings	18,400	617,169
Asahi Kasei Corp.	60,000	456,142
Asics Corp.	7,200	207,109
Astellas Pharma, Inc.	101,500	1,529,031
Bandai Namco Holdings, Inc.	8,200	181,884
Bank of Kyoto Ltd.	17,000	200,678
Bank of Yokohama Ltd.	52,000	330,709
Benesse Holdings, Inc.	3,200	86,368
Bridgestone Corp.	30,800	1,162,564
Brother Industries Ltd.	11,000	152,128
Calbee, Inc.	3,700	165,095
Canon, Inc.	51,800	1,657,348
Casio Computer Co. Ltd. (e)	10,100	201,535
Central Japan Railway Co.	6,800	1,191,721
Chiba Bank Ltd.	34,000	271,320
Chiyoda Corp.	8,000	64,550
Chubu Electric Power Co., Inc.	30,900	524,828
Chugai Pharmaceutical Co. Ltd.	10,700	389,373
Common Stocks - continued
	Shares	Value
Japan - continued
Chugoku Electric Power Co., Inc.	14,000	$ 209,545
Citizen Holdings Co. Ltd.	11,800	78,835
COLOPL, Inc. (e)	2,600	50,559
Credit Saison Co. Ltd.	7,100	157,313
Dai Nippon Printing Co. Ltd.	27,000	299,988
Dai-ichi Mutual Life Insurance Co.	51,300	1,043,923
Daicel Chemical Industries Ltd.	14,000	190,003
Daihatsu Motor Co. Ltd.	8,900	126,532
Daiichi Sankyo Kabushiki Kaisha	30,000	614,596
Daikin Industries Ltd.	11,000	711,825
Dainippon Sumitomo Pharma Co. Ltd.	7,200	86,155
Daito Trust Construction Co. Ltd.	3,500	369,811
Daiwa House Industry Co. Ltd.	28,200	702,526
Daiwa Securities Group, Inc.	79,000	614,292
DENSO Corp.	23,100	1,146,286
Dentsu, Inc.	10,300	584,250
Don Quijote Holdings Co. Ltd.	5,800	247,565
East Japan Railway Co.	15,800	1,561,706
Eisai Co. Ltd.	11,800	770,735
Electric Power Development Co. Ltd.	6,700	231,650
FamilyMart Co. Ltd.	3,000	145,237
Fanuc Corp.	9,600	1,601,872
Fast Retailing Co. Ltd.	2,500	1,237,947
Fuji Electric Co. Ltd.	25,000	103,482
Fuji Heavy Industries Ltd.	27,900	1,032,166
Fujifilm Holdings Corp.	21,600	857,395
Fujitsu Ltd.	89,000	467,208
Fukuoka Financial Group, Inc.	35,000	180,175
GungHo Online Entertainment, Inc. (e)	16,900	56,181
Gunma Bank Ltd.	17,000	126,470
Hakuhodo DY Holdings, Inc.	10,500	117,509
Hamamatsu Photonics K.K.	6,700	174,616
Hankyu Hanshin Holdings, Inc.	55,000	347,924
Hikari Tsushin, Inc.	800	55,900
Hino Motors Ltd.	12,900	167,268
Hirose Electric Co. Ltd.	1,365	163,335
Hiroshima Bank Ltd.	25,000	146,649
Hisamitsu Pharmaceutical Co., Inc.	2,700	98,253
Hitachi Chemical Co. Ltd.	5,100	90,326
Hitachi Construction Machinery Co. Ltd.	4,800	79,977
Hitachi High-Technologies Corp.	3,400	79,421
Hitachi Ltd.	228,000	1,479,834
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Metals Ltd.	10,000	$ 148,868
Hokuhoku Financial Group, Inc.	56,000	132,392
Hokuriku Electric Power Co., Inc.	7,500	115,403
Honda Motor Co. Ltd.	77,000	2,587,008
Hoya Corp.	20,100	851,130
Hulic Co. Ltd.	13,300	131,675
Ibiden Co. Ltd.	5,500	91,108
Idemitsu Kosan Co. Ltd.	4,200	77,300
Iida Group Holdings Co. Ltd.	7,900	138,705
INPEX Corp.	45,000	490,358
Isetan Mitsukoshi Holdings Ltd.	16,900	308,041
Ishikawajima-Harima Heavy Industries Co. Ltd.	64,000	254,585
Isuzu Motors Ltd.	28,600	396,456
Itochu Corp.	73,900	906,942
ITOCHU Techno-Solutions Corp.	2,400	56,100
Iyo Bank Ltd.	11,200	142,604
J. Front Retailing Co. Ltd.	11,300	212,716
Japan Airlines Co. Ltd.	5,400	203,913
Japan Airport Terminal Co. Ltd.	1,900	101,182
Japan Display, Inc. (a)	18,700	58,091
Japan Exchange Group, Inc.	13,100	456,626
Japan Prime Realty Investment Corp.	37	119,865
Japan Real Estate Investment Corp.	60	269,173
Japan Retail Fund Investment Corp.	113	221,560
Japan Tobacco, Inc.	52,000	2,019,623
JFE Holdings, Inc.	23,400	439,075
JGC Corp.	10,000	170,977
Joyo Bank Ltd.	31,000	183,596
JSR Corp.	9,400	156,547
JTEKT Corp.	9,800	169,455
JX Holdings, Inc.	104,000	443,994
Kajima Corp.	39,000	193,844
Kakaku.com, Inc.	6,300	100,294
Kamigumi Co. Ltd.	11,000	103,578
Kaneka Corp.	14,000	101,101
Kansai Electric Power Co., Inc. (a)	32,700	443,792
Kansai Paint Co. Ltd.	11,000	179,199
Kao Corp.	24,000	1,218,252
Kawasaki Heavy Industries Ltd.	66,000	289,700
KDDI Corp.	82,600	2,099,740
Keihan Electric Railway Co., Ltd.	23,000	150,506
Keihin Electric Express Railway Co. Ltd.	21,000	173,002
Common Stocks - continued
	Shares	Value
Japan - continued
Keio Corp.	27,000	$ 225,045
Keisei Electric Railway Co.	14,000	171,025
Keyence Corp.	2,110	1,064,066
Kikkoman Corp.	7,000	245,128
Kintetsu Group Holdings Co. Ltd.	82,000	292,444
Kirin Holdings Co. Ltd.	39,300	605,347
Kobe Steel Ltd.	143,000	221,535
Koito Manufacturing Co. Ltd.	5,000	196,676
Komatsu Ltd.	44,600	825,893
Konami Corp.	4,600	96,057
Konica Minolta, Inc.	21,800	272,115
Kubota Corp.	53,000	908,101
Kuraray Co. Ltd.	15,900	187,564
Kurita Water Industries Ltd.	5,300	115,934
Kyocera Corp.	15,000	773,994
Kyowa Hakko Kirin Co., Ltd.	11,000	179,110
Kyushu Electric Power Co., Inc. (a)	19,300	273,768
Lawson, Inc.	3,200	238,318
LIXIL Group Corp.	12,300	247,022
M3, Inc.	9,500	224,057
Mabuchi Motor Co. Ltd.	2,200	131,892
Makita Corp.	5,500	303,990
Marubeni Corp.	76,500	425,909
Marui Group Co. Ltd.	10,700	149,965
Maruichi Steel Tube Ltd.	2,400	61,871
Mazda Motor Corp.	25,000	491,286
McDonald's Holdings Co. (Japan) Ltd. (e)	3,400	72,425
Medipal Holdings Corp.	6,600	117,584
Meiji Holdings Co. Ltd.	2,800	398,306
Minebea Ltd.	15,000	235,164
Miraca Holdings, Inc.	2,800	129,003
Mitsubishi Chemical Holdings Corp.	64,900	424,166
Mitsubishi Corp.	65,300	1,411,799
Mitsubishi Electric Corp.	91,000	979,130
Mitsubishi Estate Co. Ltd.	59,000	1,311,534
Mitsubishi Gas Chemical Co., Inc.	19,000	105,475
Mitsubishi Heavy Industries Ltd.	142,000	751,849
Mitsubishi Logistics Corp.	6,000	87,336
Mitsubishi Materials Corp.	54,000	195,635
Mitsubishi Motors Corp. of Japan	31,000	263,888
Mitsubishi Tanabe Pharma Corp.	10,000	166,700
Mitsubishi UFJ Financial Group, Inc.	602,300	4,382,990
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,800	$ 122,338
Mitsui & Co. Ltd.	79,800	1,037,622
Mitsui Chemicals, Inc.	39,000	146,327
Mitsui Fudosan Co. Ltd.	45,000	1,281,176
Mitsui OSK Lines Ltd.	56,000	168,088
mixi, Inc. (e)	1,900	82,325
Mizuho Financial Group, Inc.	1,097,700	2,393,547
MS&AD Insurance Group Holdings, Inc.	24,000	756,590
Murata Manufacturing Co. Ltd.	9,600	1,425,263
Nabtesco Corp.	5,400	118,819
Nagoya Railroad Co. Ltd.	41,000	154,161
NEC Corp.	120,000	383,427
New Hampshire Foods Ltd.	8,000	194,618
Nexon Co. Ltd.	6,100	83,722
NGK Insulators Ltd.	12,000	307,903
NGK Spark Plug Co. Ltd.	8,800	233,251
NHK Spring Co. Ltd.	7,700	81,700
Nidec Corp.	10,300	920,885
Nikon Corp.	15,700	186,725
Nintendo Co. Ltd.	5,000	879,897
Nippon Building Fund, Inc.	67	299,496
Nippon Electric Glass Co. Ltd.	18,000	87,433
Nippon Express Co. Ltd.	41,000	217,017
Nippon Paint Holdings Co. Ltd.	7,000	200,791
Nippon Prologis REIT, Inc.	65	128,233
Nippon Steel & Sumitomo Metal Corp.	356,700	843,577
Nippon Telegraph & Telephone Corp.	35,600	1,371,053
Nippon Yusen KK	78,000	213,354
Nissan Motor Co. Ltd.	118,000	1,122,715
Nisshin Seifun Group, Inc.	10,795	154,868
Nissin Food Holdings Co. Ltd.	3,300	148,844
Nitori Holdings Co. Ltd.	3,600	323,299
Nitto Denko Corp.	7,800	590,971
NKSJ Holdings, Inc.	15,850	559,133
NOK Corp.	4,300	126,119
Nomura Holdings, Inc.	169,600	1,214,490
Nomura Real Estate Holdings, Inc.	5,900	117,776
Nomura Research Institute Ltd.	5,200	213,564
NSK Ltd.	22,300	288,253
NTT Data Corp.	5,900	282,301
NTT DOCOMO, Inc.	72,200	1,524,527
NTT Urban Development Co.	5,900	58,031
Common Stocks - continued
	Shares	Value
Japan - continued
Obayashi Corp.	30,000	$ 231,170
Odakyu Electric Railway Co. Ltd.	29,000	290,386
Oji Holdings Corp.	36,000	157,437
Olympus Corp.	12,200	467,584
OMRON Corp.	9,400	368,992
Ono Pharmaceutical Co. Ltd.	3,800	458,385
Oracle Corp. Japan	1,800	75,814
Oriental Land Co. Ltd.	9,400	596,834
ORIX Corp.	63,000	941,937
Osaka Gas Co. Ltd.	91,000	364,117
Otsuka Corp.	2,300	120,813
Otsuka Holdings Co. Ltd.	18,300	657,521
Panasonic Corp.	104,300	1,218,678
Park24 Co. Ltd.	4,700	85,517
Rakuten, Inc.	43,900	706,842
Recruit Holdings Co. Ltd.	7,000	220,842
Resona Holdings, Inc.	105,000	577,972
Ricoh Co. Ltd.	34,000	335,652
Rinnai Corp.	1,900	134,450
ROHM Co. Ltd.	4,400	254,908
Sankyo Co. Ltd. (Gunma)	2,400	91,209
Sanrio Co. Ltd.	2,100	58,458
Santen Pharmaceutical Co. Ltd.	17,500	257,696
SBI Holdings, Inc. Japan	10,430	145,003
Secom Co. Ltd.	9,900	667,642
Sega Sammy Holdings, Inc.	8,500	106,237
Seibu Holdings, Inc.	5,300	121,494
Seiko Epson Corp.	13,200	233,571
Sekisui Chemical Co. Ltd.	19,000	211,103
Sekisui House Ltd.	28,200	419,467
Seven & i Holdings Co. Ltd.	35,600	1,644,204
Seven Bank Ltd.	26,500	126,369
Sharp Corp. (a)(e)	72,000	95,276
Shikoku Electric Power Co., Inc.	8,200	138,084
Shimadzu Corp.	12,000	178,933
Shimamura Co. Ltd.	1,000	103,280
SHIMANO, Inc.	3,700	513,794
SHIMIZU Corp.	28,000	245,806
Shin-Etsu Chemical Co. Ltd.	19,300	1,155,026
Shinsei Bank Ltd.	86,000	188,050
Shionogi & Co. Ltd.	13,800	550,619
Shiseido Co. Ltd.	17,400	421,259
Common Stocks - continued
	Shares	Value
Japan - continued
Shizuoka Bank Ltd.	26,000	$ 294,122
Showa Shell Sekiyu K.K.	8,700	81,781
SMC Corp.	2,600	659,991
SoftBank Corp.	45,300	2,503,919
Sony Corp. (a)	59,800	1,695,116
Sony Financial Holdings, Inc.	8,200	156,874
Stanley Electric Co. Ltd.	6,500	138,984
Sumitomo Chemical Co. Ltd.	70,000	399,887
Sumitomo Corp.	53,600	610,020
Sumitomo Electric Industries Ltd.	35,700	532,756
Sumitomo Heavy Industries Ltd.	26,000	131,327
Sumitomo Metal Mining Co. Ltd.	24,000	323,299
Sumitomo Mitsui Financial Group, Inc.	60,100	2,710,151
Sumitomo Mitsui Trust Holdings, Inc.	155,000	719,916
Sumitomo Realty & Development Co. Ltd.	17,000	596,547
Sumitomo Rubber Industries Ltd.	8,100	122,217
Suntory Beverage & Food Ltd.	6,400	270,593
Suzuken Co. Ltd.	3,630	128,581
Suzuki Motor Corp.	17,400	606,582
Sysmex Corp.	7,000	453,544
T&D Holdings, Inc.	27,400	417,738
Taiheiyo Cement Corp.	55,000	181,506
Taisei Corp.	48,000	282,342
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	94,098
Taiyo Nippon Sanso Corp.	7,000	82,350
Takashimaya Co. Ltd.	13,000	124,509
Takeda Pharmaceutical Co. Ltd.	37,300	1,878,017
TDK Corp.	5,700	399,669
Teijin Ltd.	43,000	157,171
Terumo Corp.	14,800	382,136
The Chugoku Bank Ltd.	7,100	111,024
The Hachijuni Bank Ltd.	19,000	147,634
The Suruga Bank Ltd.	8,100	174,045
THK Co. Ltd.	5,800	112,504
Tobu Railway Co. Ltd.	48,000	231,218
Toho Co. Ltd.	5,400	127,925
Toho Gas Co. Ltd.	19,000	113,600
Tohoku Electric Power Co., Inc.	20,700	303,815
Tokio Marine Holdings, Inc.	32,700	1,362,775
Tokyo Electric Power Co., Inc. (a)	68,700	493,347
Tokyo Electron Ltd.	8,000	441,648
Tokyo Gas Co. Ltd.	110,000	594,312
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Tatemono Co. Ltd.	10,000	$ 139,993
Tokyu Corp.	54,000	397,370
Tokyu Fudosan Holdings Corp.	25,000	188,809
TonenGeneral Sekiyu K.K.	13,000	130,173
Toppan Printing Co. Ltd.	26,000	226,361
Toray Industries, Inc.	71,000	565,663
Toshiba Corp.	190,000	582,563
Toto Ltd.	13,000	211,885
Toyo Seikan Group Holdings Ltd.	7,500	116,977
Toyo Suisan Kaisha Ltd.	4,100	155,154
Toyoda Gosei Co. Ltd.	3,100	68,586
Toyota Industries Corp.	7,700	426,829
Toyota Motor Corp.	129,000	8,590,083
Toyota Tsusho Corp.	9,700	246,149
Trend Micro, Inc.	5,200	190,487
Unicharm Corp.	17,700	425,665
United Urban Investment Corp.	131	190,261
USS Co. Ltd.	10,800	189,883
West Japan Railway Co.	7,700	553,510
Yahoo! Japan Corp.	65,400	286,539
Yakult Honsha Co. Ltd.	4,000	265,623
Yamada Denki Co. Ltd.	38,600	147,629
Yamaguchi Financial Group, Inc.	9,000	120,329
Yamaha Corp.	8,000	188,550
Yamaha Motor Co. Ltd.	12,100	275,126
Yamato Holdings Co. Ltd.	16,000	354,896
Yamazaki Baking Co. Ltd.	5,000	79,800
Yaskawa Electric Corp.	10,400	123,439
Yokogawa Electric Corp.	10,000	112,478
Yokohama Rubber Co. Ltd.	4,500	89,103
TOTAL JAPAN		142,034,838
Korea (South) - 2.7%
AMOREPACIFIC Corp.	1,511	532,590
AMOREPACIFIC Group, Inc.	1,350	225,185
BS Financial Group, Inc.	10,939	128,993
Celltrion, Inc. (a)	3,005	200,756
Cheil Industries, Inc.	1,285	184,588
Cheil Worldwide, Inc. (a)	3,326	54,481
CJ CheilJedang Corp.	366	129,006
CJ Corp.	644	168,727
Coway Co. Ltd.	2,454	205,826
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	1,369	$ 87,350
Daewoo Engineering & Construction Co. Ltd. (a)	5,285	31,274
Daewoo International Corp.	1,866	33,126
Daewoo Securities Co. Ltd.	8,261	102,728
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,602	27,390
Daum Kakao Corp.	1,395	144,640
DGB Financial Group Co. Ltd.	8,453	81,192
Dongbu Insurance Co. Ltd.	1,803	85,817
Doosan Co. Ltd.	397	34,898
Doosan Heavy Industries & Construction Co. Ltd.	2,575	44,387
Doosan Infracore Co. Ltd. (a)	6,574	42,904
E-Mart Co. Ltd.	938	192,259
GS Engineering & Construction Corp. (a)	2,418	54,123
GS Holdings Corp.	2,392	93,133
Halla Visteon Climate Control Corp.	1,490	46,449
Hana Financial Group, Inc.	13,849	346,213
Hankook Tire Co. Ltd.	3,346	116,503
Hanmi Pharm Co. Ltd.	230	78,900
Hanssem Co. Ltd.	525	133,722
Hanwha Chemical Corp.	5,311	94,055
Hanwha Corp.	1,918	78,132
Hanwha Life Insurance Co. Ltd.	8,754	62,312
Hotel Shilla Co.	1,611	174,082
Hyosung Corp.	1,069	130,641
Hyundai Department Store Co. Ltd.	724	91,583
Hyundai Engineering & Construction Co. Ltd.	3,861	113,906
Hyundai Fire & Marine Insurance Co. Ltd.	3,433	93,330
Hyundai Glovis Co. Ltd.	874	146,161
Hyundai Heavy Industries Co. Ltd. (a)	1,913	159,138
Hyundai Industrial Development & Construction Co.	2,546	152,842
Hyundai Merchant Marine Co. Ltd. (a)	4,465	23,971
Hyundai Mipo Dockyard Co. Ltd. (a)	451	20,963
Hyundai Mobis	3,247	594,520
Hyundai Motor Co.	7,188	918,504
Hyundai Steel Co.	3,195	160,019
Hyundai Wia Corp.	741	67,997
Industrial Bank of Korea	12,539	148,936
Kangwon Land, Inc.	5,458	199,636
KB Financial Group, Inc.	18,492	583,028
KCC Corp.	275	115,444
KEPCO Plant Service & Engineering Co. Ltd.	961	96,838
Kia Motors Corp.	12,632	475,580
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Aerospace Industries Ltd.	2,078	$ 173,755
Korea Electric Power Corp.	12,314	534,321
Korea Express Co. Ltd. (a)	290	42,653
Korea Gas Corp.	1,041	37,809
Korea Investment Holdings Co. Ltd.	1,869	99,698
Korea Zinc Co. Ltd.	435	183,544
Korean Air Lines Co. Ltd. (a)	1,624	48,885
KT Corp. (a)	2,367	62,066
KT&G Corp.	5,226	493,002
Kumho Petro Chemical Co. Ltd.	661	34,296
LG Chemical Ltd.	2,087	447,455
LG Corp.	4,431	220,402
LG Display Co. Ltd.	11,248	213,357
LG Electronics, Inc.	4,824	167,965
LG Household & Health Care Ltd.	430	316,035
LG Innotek Co. Ltd.	615	43,038
LG Telecom Ltd.	10,329	102,312
Lotte Chemical Corp.	725	161,969
Lotte Confectionery Co. Ltd.	29	48,423
Lotte Shopping Co. Ltd.	505	109,139
LS Cable Ltd.	646	21,717
LS Industrial Systems Ltd.	546	24,443
Mirae Asset Securities Co. Ltd.	1,208	45,532
NAVER Corp.	1,331	596,989
NCSOFT Corp.	675	127,065
Oci Co. Ltd.	782	65,053
Orion Corp.	175	173,193
Paradise Co. Ltd.	1,778	36,138
POSCO	3,327	556,469
S-Oil Corp.	1,968	105,823
S1 Corp.	932	67,380
Samsung C&T Corp.	5,757	279,447
Samsung Card Co. Ltd.	1,384	45,815
Samsung Electro-Mechanics Co. Ltd.	2,694	125,454
Samsung Electronics Co. Ltd.	5,233	5,318,089
Samsung Fire & Marine Insurance Co. Ltd.	1,697	407,499
Samsung Heavy Industries Co. Ltd.	7,539	89,224
Samsung Life Insurance Co. Ltd.	3,775	346,408
Samsung SDI Co. Ltd.	2,686	197,642
Samsung SDS Co. Ltd.	1,470	369,378
Samsung Securities Co. Ltd.	2,868	129,375
Shinhan Financial Group Co. Ltd.	20,346	730,692
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinsegae Co. Ltd.	277	$ 49,412
SK C&C Co. Ltd.	910	238,808
SK Energy Co. Ltd. (a)	3,096	264,186
SK Holdings Co. Ltd.	1,206	233,187
SK Hynix, Inc.	27,331	869,593
SK Networks Co. Ltd.	4,762	29,690
SK Telecom Co. Ltd.	425	91,532
Woori Bank	16,595	135,773
Woori Investment & Securities Co. Ltd.	6,795	63,227
Yuhan Corp.	393	90,832
TOTAL KOREA (SOUTH)		23,773,967
Luxembourg - 0.2%
Altice SA (a)	4,055	512,141
ArcelorMittal SA (Netherlands) (e)	47,296	426,912
Millicom International Cellular SA (depository receipt)	3,207	234,575
RTL Group SA	1,830	166,492
SES SA (France) (depositary receipt)	15,104	467,200
Subsea 7 SA	12,403	108,642
Tenaris SA	21,477	271,478
TOTAL LUXEMBOURG		2,187,440
Malaysia - 0.7%
AirAsia Bhd	47,900	17,058
Alliance Financial Group Bhd	55,300	61,396
AMMB Holdings Bhd	90,300	132,175
Astro Malaysia Holdings Bhd	62,500	50,242
Axiata Group Bhd	122,865	204,936
Berjaya Sports Toto Bhd	41,139	35,871
British American Tobacco (Malaysia) Bhd	6,700	118,421
Bumi Armada Bhd	126,300	36,709
Bumiputra-Commerce Holdings Bhd	231,156	325,640
Dialog Group Bhd	176,122	74,249
DiGi.com Bhd	163,000	230,479
Felda Global Ventures Holdings Bhd	46,100	20,280
Gamuda Bhd	85,500	107,910
Genting Bhd	109,800	234,033
Genting Malaysia Bhd	135,800	151,837
Genting Plantations Bhd	10,000	27,232
Hong Leong Bank Bhd	24,100	85,697
Hong Leong Credit Bhd	9,200	38,207
IHH Healthcare Bhd	115,200	181,291
Common Stocks - continued
	Shares	Value
Malaysia - continued
IJM Corp. Bhd	68,500	$ 121,969
IOI Corp. Bhd	135,200	150,104
IOI Properties Group Sdn Bhd	72,600	36,310
Kuala Lumpur Kepong Bhd	22,400	129,039
Lafarge Malaysia Bhd	22,800	56,418
Malayan Banking Bhd	217,027	522,820
Malaysia Airports Holdings Bhd	40,502	62,890
Maxis Bhd	86,800	151,599
MISC Bhd	48,100	98,240
Petronas Chemicals Group Bhd	130,600	219,206
Petronas Dagangan Bhd	11,800	65,133
Petronas Gas Bhd	31,300	180,965
PPB Group Bhd	22,500	90,966
Public Bank Bhd	125,200	622,886
RHB Capital Bhd	22,092	42,981
SapuraKencana Petroleum Bhd	172,000	110,343
Sime Darby Bhd	151,337	345,551
Telekom Malaysia Bhd	48,326	82,884
Tenaga Nasional Bhd	160,400	512,406
UMW Holdings Bhd	27,400	71,747
Westports Holdings Bhd	48,000	50,401
YTL Corp. Bhd	187,426	77,542
YTL Power International Bhd	80,850	33,238
TOTAL MALAYSIA		5,969,301
Malta - 0.0%
Brait SA	15,074	182,362
Mauritius - 0.0%
Golden Agri-Resources Ltd.	315,900	72,536
Mexico - 0.9%
Alfa SA de CV Series A	128,600	255,564
America Movil S.A.B. de CV Series L	1,538,600	1,496,345
CEMEX S.A.B. de CV unit	602,070	513,044
Coca-Cola FEMSA S.A.B. de CV Series L	24,400	184,448
Compartamos S.A.B. de CV	49,300	84,785
Controladora Commercial Mexicana S.A.B. de CV unit	21,100	61,823
El Puerto de Liverpool S.A.B. de CV Class C	8,500	99,494
Embotelladoras Arca S.A.B. de CV	20,700	124,579
Fibra Uno Administracion SA de CV	107,500	258,200
Fomento Economico Mexicano S.A.B. de CV unit	88,300	800,660
Gruma S.A.B. de CV Series B	9,600	125,782
Grupo Aeroportuario del Pacifico SA de CV Series B	14,000	110,514
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Sureste SA de CV Series B	9,650	$ 144,416
Grupo Bimbo S.A.B. de CV Series A (a)	75,200	201,762
Grupo Carso SA de CV Series A1	27,000	122,579
Grupo Comercial Chedraui S.A.B. de CV	15,700	43,887
Grupo Financiero Banorte S.A.B. de CV Series O	117,500	618,402
Grupo Financiero Inbursa S.A.B. de CV Series O	105,800	240,196
Grupo Financiero Santander Mexico S.A.B. de CV	82,900	147,406
Grupo Lala S.A.B. de CV (a)	29,700	68,718
Grupo Mexico SA de CV Series B	181,224	495,561
Grupo Televisa SA de CV	117,400	819,122
Industrias Penoles SA de CV	6,690	101,547
Kimberly-Clark de Mexico SA de CV Series A	73,200	169,774
Mexichem S.A.B. de CV (a)	51,421	150,601
OHL Mexico S.A.B. de CV (a)	33,400	54,580
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	11,700	134,707
Wal-Mart de Mexico SA de CV Series V	248,900	604,620
TOTAL MEXICO		8,233,116
Netherlands - 2.4%
AEGON NV	87,165	670,450
Airbus Group NV	27,817	1,974,601
Akzo Nobel NV	11,390	815,716
ASML Holding NV (Netherlands)	16,574	1,647,545
CNH Industrial NV	45,570	407,885
Delta Lloyd NV	10,446	185,450
Fiat Chrysler Automobiles NV (a)	42,475	667,069
Gemalto NV	3,892	334,214
Heineken Holding NV	4,601	319,555
Heineken NV (Bearer)	10,762	847,921
ING Groep NV (Certificaten Van Aandelen)	182,059	3,096,304
Koninklijke Ahold NV	41,847	832,997
Koninklijke Boskalis Westminster NV	4,119	201,327
Koninklijke KPN NV	152,095	600,940
Koninklijke Philips Electronics NV	44,910	1,251,471
NN Group NV	9,218	284,424
OCI NV (a)	4,070	136,622
QIAGEN NV (a)	10,642	298,325
Randstad Holding NV	5,804	397,370
RELX NV	49,495	824,609
Royal DSM NV	8,638	493,402
STMicroelectronics NV	28,887	225,576
TNT Express NV	23,275	195,036
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	76,774	$ 3,439,342
Vopak NV	3,346	174,918
Wolters Kluwer NV	14,228	471,590
TOTAL NETHERLANDS		20,794,659
New Zealand - 0.1%
Auckland International Airport Ltd.	41,618	148,624
Contact Energy Ltd.	14,926	48,771
Fletcher Building Ltd.	31,449	164,415
Meridian Energy Ltd.	62,596	92,969
Mighty River Power Ltd.	29,000	52,834
Ryman Healthcare Group Ltd.	18,025	99,946
Spark New Zealand Ltd.	86,295	168,611
TOTAL NEW ZEALAND		776,170
Norway - 0.4%
DNB ASA	45,754	746,094
Gjensidige Forsikring ASA	9,567	153,546
Norsk Hydro ASA	64,961	242,318
Orkla ASA	39,396	314,456
Statoil ASA	53,224	897,285
Telenor ASA (a)	35,224	772,746
Yara International ASA	8,345	415,388
TOTAL NORWAY		3,541,833
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,018	64,208
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	84,890	108,726
Aboitiz Power Corp.	70,500	67,452
Alliance Global Group, Inc.	78,800	38,990
Ayala Corp.	9,720	165,990
Ayala Land, Inc.	343,800	281,513
Bank of the Philippine Islands (BPI)	35,821	74,505
BDO Unibank, Inc.	75,613	166,208
DMCI Holdings, Inc.	206,550	53,814
Globe Telecom, Inc.	1,705	96,309
GT Capital Holdings, Inc.	3,500	107,280
International Container Terminal Services, Inc.	26,730	64,316
JG Summit Holdings, Inc.	116,160	184,381
Jollibee Food Corp.	19,430	80,825
Megaworld Corp.	540,800	56,122
Common Stocks - continued
	Shares	Value
Philippines - continued
Metro Pacific Investments Corp.	612,900	$ 65,081
Metropolitan Bank & Trust Co.	15,846	30,651
Philippine Long Distance Telephone Co.	4,860	308,380
PNOC Energy Development Corp.	434,100	68,144
SM Investments Corp.	7,112	139,048
SM Prime Holdings, Inc.	394,100	185,078
Universal Robina Corp.	39,880	167,029
TOTAL PHILIPPINES		2,509,842
Poland - 0.3%
Alior Bank SA (a)	2,675	61,306
Bank Handlowy w Warszawie SA	1,424	34,961
Bank Millennium SA (a)	33,290	54,276
Bank Polska Kasa Opieki SA	6,236	263,105
Bank Zachodni WBK SA	1,548	123,545
BRE Bank SA	685	68,643
Cyfrowy Polsat SA (a)	9,245	56,616
ENEA SA	11,615	45,387
Energa SA	8,895	48,035
Eurocash SA	4,224	48,599
Getin Noble Bank SA (a)	50,626	16,240
Grupa Lotos SA (a)	4,527	37,804
KGHM Polska Miedz SA (Bearer)	6,372	160,478
LPP SA	62	126,561
NG2 SA	1,000	51,165
Polish Oil & Gas Co. SA	87,746	146,317
Polska Grupa Energetyczna SA	38,464	180,690
Polski Koncern Naftowy Orlen SA	14,941	301,585
Powszechna Kasa Oszczednosci Bank SA	41,973	325,137
Powszechny Zaklad Ubezpieczen SA	2,585	295,739
Synthos SA	26,883	33,567
Tauron Polska Energia SA	48,438	48,668
Telekomunikacja Polska SA	30,931	66,666
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	43,034
TOTAL POLAND		2,638,124
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,866,809	143,516
Banco Espirito Santo SA (Reg.) (a)	82,039	1
Energias de Portugal SA	109,338	404,431
Common Stocks - continued
	Shares	Value
Portugal - continued
Galp Energia SGPS SA Class B	18,600	$ 215,510
Jeronimo Martins SGPS SA	12,439	184,835
TOTAL PORTUGAL		948,293
Qatar - 0.2%
Barwa Real Estate Co. (a)	4,718	64,785
Commercial Bank of Qatar (a)	3,520	52,395
Doha Bank (a)	6,089	88,628
Ezdan Holding Group (a)	30,000	144,593
Gulf International Services QSC (a)	2,400	45,479
Industries Qatar QSC (a)	7,040	261,589
Masraf al Rayan (a)	17,932	221,611
Qatar Electricity & Water Co. (a)	1,383	83,901
Qatar Insurance Co. (a)	4,000	107,985
Qatar Islamic Bank (a)	3,057	91,930
Qatar National Bank SAQ (a)	8,355	418,754
Qatar Telecom (Qtel) Q.S.C. (a)	3,785	83,782
Vodafone Qatar QSC (a)	16,535	71,430
TOTAL QATAR		1,736,862
Russia - 0.7%
Alrosa Co. Ltd. (a)	87,000	100,509
Gazprom OAO sponsored ADR (Reg. S)	282,528	1,298,846
LUKOIL Oil Co. sponsored ADR (United Kingdom)	23,681	980,393
Magnit OJSC GDR (Reg. S)	12,185	661,036
Megafon OJSC GDR	4,169	51,696
MMC Norilsk Nickel OJSC ADR	25,255	390,442
Mobile TeleSystems OJSC sponsored ADR	24,726	202,753
Moscow Exchange MICEX-RTS OAO	60,675	69,408
NOVATEK OAO GDR (Reg. S)	4,144	413,364
Rosneft Oil Co. OJSC GDR (Reg. S)	52,529	202,762
Rostelecom sponsored ADR	5,080	41,961
RusHydro JSC sponsored ADR	59,564	53,191
Sberbank of Russia (a)	1,860	2,182
Sberbank of Russia sponsored ADR	125,327	618,175
Severstal PAO GDR (Reg. S)	9,906	111,740
Sistema JSFC sponsored GDR	8,703	73,888
Surgutneftegas OJSC sponsored ADR	59,387	335,537
Tatneft OAO sponsored ADR	11,067	325,702
Uralkali OJSC GDR (Reg. S)	12,267	162,660
VTB Bank OJSC sponsored GDR (Reg. S)	120,520	284,066
TOTAL RUSSIA		6,380,311
Common Stocks - continued
	Shares	Value
Singapore - 0.9%
Ascendas Real Estate Investment Trust	96,800	$ 170,759
CapitaCommercial Trust (REIT)	90,000	93,487
CapitaLand Ltd.	119,500	280,490
CapitaMall Trust	118,900	173,343
City Developments Ltd.	18,900	128,540
ComfortDelgro Corp. Ltd.	104,100	228,408
DBS Group Holdings Ltd.	82,291	1,210,506
Global Logistic Properties Ltd.	152,400	255,509
Hutchison Port Holdings Trust	254,000	152,400
Jardine Cycle & Carriage Ltd.	6,000	129,242
Keppel Corp. Ltd.	69,100	377,775
Oversea-Chinese Banking Corp. Ltd.	145,139	1,088,662
Sembcorp Industries Ltd.	45,100	117,365
Sembcorp Marine Ltd.	40,500	77,053
Singapore Airlines Ltd.	26,300	205,899
Singapore Exchange Ltd.	36,400	211,472
Singapore Press Holdings Ltd.	73,600	224,258
Singapore Technologies Engineering Ltd.	77,800	186,015
Singapore Telecommunications Ltd.	379,100	1,130,239
StarHub Ltd.	28,600	79,847
Suntec (REIT)	119,100	148,023
United Overseas Bank Ltd.	60,447	978,185
UOL Group Ltd.	22,526	110,015
Wilmar International Ltd.	89,200	208,069
Yangzijiang Shipbuilding Holdings Ltd.	91,000	85,571
TOTAL SINGAPORE		8,051,132
South Africa - 1.6%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	5,796	31,939
Anglo American Platinum Ltd. (a)	2,472	51,465
AngloGold Ashanti Ltd. (a)	18,718	113,898
Aspen Pharmacare Holdings Ltd.	16,337	479,149
Barclays Africa Group Ltd.	15,208	223,836
Barloworld Ltd.	9,655	68,690
Bidvest Group Ltd.	15,272	371,712
Capitec Bank Holdings Ltd.	1,600	58,907
Coronation Fund Managers Ltd.	9,629	58,991
Discovery Ltd.	16,565	177,890
Exxaro Resources Ltd.	6,109	36,175
FirstRand Ltd.	159,192	688,854
Foschini Ltd.	8,900	101,338
Common Stocks - continued
	Shares	Value
South Africa - continued
Gold Fields Ltd.	36,525	$ 99,780
Growthpoint Properties Ltd.	112,465	246,440
Hyprop Investments Ltd.	11,000	112,711
Impala Platinum Holdings Ltd. (a)	25,578	92,018
Imperial Holdings Ltd.	8,727	117,416
Investec Ltd.	11,522	104,516
Kumba Iron Ore Ltd.	2,927	25,125
Liberty Holdings Ltd.	4,929	55,406
Life Healthcare Group Holdings Ltd.	47,848	141,499
Massmart Holdings Ltd.	5,466	58,116
Mediclinic International Ltd.	20,793	185,177
MMI Holdings Ltd.	48,690	113,351
Mondi Ltd.	5,940	142,172
Mr Price Group Ltd.	11,140	222,091
MTN Group Ltd.	78,695	1,312,594
Nampak Ltd.	29,150	73,507
Naspers Ltd. Class N	18,765	2,625,565
Nedbank Group Ltd.	9,207	183,736
Netcare Ltd.	43,599	139,204
Pick 'n Pay Stores Ltd.	12,258	57,297
PSG Group Ltd.	4,000	63,060
Rand Merchant Insurance Holdings Ltd.	32,407	113,614
Redefine Properties Ltd.	170,586	155,075
Remgro Ltd.	23,088	478,159
Resilient Property Income Fund Ltd.	13,383	106,237
RMB Holdings Ltd.	32,487	175,529
Sanlam Ltd.	83,521	441,167
Sappi Ltd. (a)	24,961	81,965
Sasol Ltd.	25,865	892,882
Shoprite Holdings Ltd.	22,334	296,957
Spar Group Ltd.	7,335	114,731
Standard Bank Group Ltd.	57,092	687,257
Steinhoff International Holdings Ltd.	109,150	660,668
Telkom SA Ltd.	10,188	49,514
Tiger Brands Ltd.	7,976	179,617
Truworths International Ltd.	20,686	139,893
Tsogo Sun Holdings Ltd.	20,000	37,786
Vodacom Group Ltd.	17,114	198,275
Woolworths Holdings Ltd.	45,876	360,147
TOTAL SOUTH AFRICA		13,803,098
Common Stocks - continued
	Shares	Value
Spain - 2.5%
Abertis Infraestructuras SA	22,129	$ 362,239
ACS Actividades de Construccion y Servicios SA	9,217	309,245
Aena SA	3,190	351,743
Amadeus IT Holding SA Class A	20,973	914,664
Banco Bilbao Vizcaya Argentaria SA	297,458	3,016,327
Banco de Sabadell SA (e)	233,834	532,620
Banco Popular Espanol SA	80,473	369,338
Banco Santander SA (Spain)	677,968	4,687,953
Bankia SA	223,896	295,810
Bankinter SA	32,790	253,270
CaixaBank SA	109,482	488,049
Distribuidora Internacional de Alimentacion SA	28,000	175,250
Enagas SA	10,112	284,079
Endesa SA	14,820	311,524
Ferrovial SA	21,125	513,660
Gas Natural SDG SA	16,190	351,791
Grifols SA	6,863	302,924
Iberdrola SA	260,382	1,837,036
Inditex SA	51,365	1,758,632
International Consolidated Airlines Group SA (a)	37,926	315,391
International Consolidated Airlines Group SA CDI (a)	3,400	28,353
MAPFRE SA (Reg.)	50,736	163,039
Red Electrica Corporacion SA	5,124	409,508
Repsol YPF SA	49,928	838,951
Telefonica SA	210,978	3,236,131
Zardoya Otis SA	9,017	98,930
Zardoya Otis SA	360	3,950
TOTAL SPAIN		22,210,407
Sweden - 2.0%
Alfa Laval AB	14,431	265,477
ASSA ABLOY AB (B Shares)	46,956	953,081
Atlas Copco AB:
(A Shares)	31,513	861,363
(B Shares)	18,779	461,271
Boliden AB	13,286	245,337
Electrolux AB (B Shares)	11,532	331,653
Elekta AB (B Shares)	17,463	115,992
Getinge AB (B Shares)	9,159	224,761
H&M Hennes & Mauritz AB (B Shares)	44,727	1,779,385
Hakon Invest AB	3,885	141,768
Hexagon AB (B Shares)	12,008	388,215
Common Stocks - continued
	Shares	Value
Sweden - continued
Husqvarna AB (B Shares)	20,818	$ 151,910
Industrivarden AB (C Shares)	7,822	147,885
Investment AB Kinnevik (B Shares)	10,819	346,263
Investor AB (B Shares)	21,422	826,659
Lundin Petroleum AB (a)	10,163	147,378
Nordea Bank AB	143,250	1,785,073
Sandvik AB	50,444	509,893
Securitas AB (B Shares)	14,506	208,003
Skandinaviska Enskilda Banken AB (A Shares)	71,238	858,811
Skanska AB (B Shares)	17,522	369,055
SKF AB (B Shares)	18,685	365,610
Svenska Cellulosa AB (SCA) (B Shares)	27,417	780,551
Svenska Handelsbanken AB (A Shares)	71,230	1,089,908
Swedbank AB (A Shares)	42,426	994,411
Swedish Match Co. AB	9,805	300,398
Tele2 AB (B Shares)	14,959	155,629
Telefonaktiebolaget LM Ericsson (B Shares)	143,825	1,537,784
TeliaSonera AB	122,753	746,329
Volvo AB (B Shares)	73,121	865,407
TOTAL SWEDEN		17,955,260
Switzerland - 6.8%
ABB Ltd. (Reg.)	103,935	2,114,041
Actelion Ltd.	4,802	710,137
Adecco SA (Reg.)	8,093	675,464
Aryzta AG	4,041	205,207
Baloise Holdings AG	2,303	293,625
Barry Callebaut AG	98	109,633
Coca-Cola HBC AG	9,578	200,131
Compagnie Financiere Richemont SA Series A	24,693	2,131,339
Credit Suisse Group AG	73,135	2,157,541
Dufry AG (a)	1,900	263,676
Ems-Chemie Holding AG	365	178,099
Geberit AG (Reg.)	1,801	623,445
Givaudan SA	435	810,307
Julius Baer Group Ltd.	10,676	590,533
Kuehne & Nagel International AG	2,636	363,906
LafargeHolcim Ltd.	7,984	552,937
Lafargeholcim Ltd. (Reg.)	11,281	785,689
Lindt & Spruengli AG	5	333,747
Lindt & Spruengli AG (participation certificate)	43	242,078
Lonza Group AG	2,559	371,019
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA	152,413	$ 11,530,073
Novartis AG	108,569	11,265,577
Pargesa Holding SA	1,461	98,353
Partners Group Holding AG	811	271,508
Roche Holding AG (participation certificate)	33,169	9,583,279
Schindler Holding AG:
(participation certificate)	2,113	340,468
(Reg.)	952	154,677
SGS SA (Reg.)	259	494,520
Sika AG (Bearer)	100	362,517
Sonova Holding AG Class B	2,474	352,295
Sulzer AG (Reg.)	1,090	111,899
Swatch Group AG (Bearer)	1,420	611,468
Swatch Group AG (Bearer) (Reg.)	2,454	201,135
Swiss Life Holding AG	1,522	359,433
Swiss Prime Site AG	3,173	252,842
Swiss Re Ltd.	16,602	1,494,747
Swisscom AG	1,227	713,623
Syngenta AG (Switzerland)	4,391	1,808,964
Transocean Ltd. (Switzerland) (e)	16,776	230,555
UBS Group AG	172,385	3,969,333
Zurich Insurance Group AG	7,070	2,153,266
TOTAL SWITZERLAND		60,073,086
Taiwan - 2.4%
Acer, Inc. (a)	117,288	48,530
Advanced Semiconductor Engineering, Inc.	296,916	343,734
Advantech Co. Ltd.	13,994	94,148
Asia Cement Corp.	118,466	129,654
Asia Pacific Telecom Co. Ltd.	71,000	23,996
ASUSTeK Computer, Inc.	34,000	306,064
AU Optronics Corp.	402,000	128,808
Catcher Technology Co. Ltd.	31,000	340,745
Cathay Financial Holding Co. Ltd.	388,285	625,475
Chang Hwa Commercial Bank	222,003	123,764
Cheng Shin Rubber Industry Co. Ltd.	73,899	142,383
Chicony Electronics Co. Ltd.	21,220	55,027
China Airlines Ltd. (a)	122,490	54,358
China Development Finance Holding Corp.	633,800	208,197
China Life Insurance Co. Ltd.	135,471	136,284
China Motor Co. Ltd.	21,000	15,223
China Steel Corp.	547,426	390,772
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chinatrust Financial Holding Co. Ltd.	633,724	$ 458,379
Chunghwa Telecom Co. Ltd.	178,000	551,890
Compal Electronics, Inc.	188,000	126,481
CTCI Corp.	29,000	43,830
Delta Electronics, Inc.	88,000	432,217
E.SUN Financial Holdings Co. Ltd.	312,331	189,411
ECLAT Textile Co. Ltd.	8,240	120,633
EPISTAR Corp.	56,000	48,553
EVA Airways Corp. (a)	87,652	63,123
Evergreen Marine Corp. (Taiwan)	72,720	34,798
Far Eastern Textile Ltd.	151,664	142,754
Far EasTone Telecommunications Co. Ltd.	73,000	170,395
Feng Tay Enterprise Co. Ltd.	13,000	72,473
First Financial Holding Co. Ltd.	359,094	192,817
First Financial Holding Co. Ltd. rights 9/11/15	43,698	3,175
Formosa Chemicals & Fibre Corp.	156,590	369,960
Formosa Petrochemical Corp.	54,000	127,069
Formosa Plastics Corp.	191,480	423,361
Formosa Taffeta Co. Ltd.	34,000	32,003
Foxconn Technology Co. Ltd.	41,413	125,573
Fubon Financial Holding Co. Ltd.	312,398	568,355
Giant Manufacturing Co. Ltd.	14,000	117,846
Hermes Microvision, Inc.	2,000	99,495
Highwealth Construction Corp.	24,600	50,505
HIWIN Technologies Corp.	10,324	63,751
Hon Hai Precision Industry Co. Ltd. (Foxconn)	627,696	1,798,232
Hotai Motor Co. Ltd.	11,000	140,714
HTC Corp.	29,000	63,478
Hua Nan Financial Holdings Co. Ltd.	269,883	153,013
Innolux Corp.	406,427	141,210
Inotera Memories, Inc. (a)	107,000	64,383
Inventec Corp.	117,280	66,493
Kinsus Interconnect Technology Corp.	14,000	27,416
Largan Precision Co. Ltd.	5,000	506,159
Lite-On Technology Corp.	98,570	108,035
MediaTek, Inc.	70,970	744,221
Mega Financial Holding Co. Ltd.	475,632	405,624
Merida Industry Co. Ltd.	9,300	57,574
Nan Ya Plastics Corp.	228,780	466,087
Novatek Microelectronics Corp.	27,000	97,647
Pegatron Corp.	79,000	221,579
Phison Electronics Corp.	7,000	50,300
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pou Chen Corp.	112,000	$ 158,484
Powertech Technology, Inc.	27,000	50,486
President Chain Store Corp.	28,000	202,969
Quanta Computer, Inc.	131,000	252,401
Radiant Opto-Electronics Corp.	22,241	66,035
Realtek Semiconductor Corp.	20,090	39,406
Ruentex Development Co. Ltd.	29,703	37,527
Ruentex Development Co. Ltd. rights 8/7/15	3,984	151
Ruentex Industries Ltd.	23,015	47,978
Shin Kong Financial Holding Co. Ltd.	365,412	106,646
Siliconware Precision Industries Co. Ltd.	136,000	153,999
Simplo Technology Co. Ltd.	14,200	58,307
Sinopac Holdings Co.	428,916	182,215
Standard Foods Corp.	12,944	39,004
Synnex Technology International Corp.	58,000	69,706
Taishin Financial Holdings Co. Ltd.	357,541	141,164
Taiwan Business Bank	168,473	48,956
Taiwan Cement Corp.	152,000	164,195
Taiwan Cooperative Financial Holding Co. Ltd.	330,750	165,584
Taiwan Fertilizer Co. Ltd.	40,000	58,370
Taiwan Glass Industry Corp.	44,225	19,905
Taiwan Mobile Co. Ltd.	77,600	256,134
Taiwan Semiconductor Manufacturing Co. Ltd.	1,163,000	5,068,117
TECO Electric & Machinery Co. Ltd.	85,000	66,448
Transcend Information, Inc.	10,000	29,722
U-Ming Marine Transport Corp.	23,000	29,422
Unified-President Enterprises Corp.	221,231	388,517
United Microelectronics Corp.	585,000	208,517
Vanguard International Semiconductor Corp.	36,000	42,072
Wan Hai Lines Ltd.	25,000	20,886
Wistron Corp.	113,047	73,734
WPG Holding Co. Ltd.	74,000	83,793
Yang Ming Marine Transport Corp. (a)	61,000	20,905
Yuanta Financial Holding Co. Ltd.	426,194	201,924
Yulon Motor Co. Ltd.	45,000	43,778
TOTAL TAIWAN		21,505,631
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	50,100	356,026
Airports of Thailand PCL (For. Reg.)	20,300	169,648
Bangkok Bank PCL	18,400	86,822
Bangkok Bank PCL (For. Reg.)	21,000	99,090
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Dusit Medical Services PCL (For. Reg.)	190,800	$ 109,013
Banpu PCL (For. Reg.)	46,300	32,902
BEC World PCL (For. Reg.)	47,900	49,016
BTS Group Holdings PCL	234,500	65,657
Bumrungrad Hospital PCL (For. Reg.)	15,100	87,561
C.P. ALL PCL (For. Reg.)	210,500	287,209
Central Pattana PCL (For. Reg.)	63,300	85,018
Charoen Pokphand Foods PCL (For. Reg.)	126,100	74,914
Delta Electronics PCL (For. Reg.)	20,000	45,765
Energy Absolute PCL	46,200	28,103
Glow Energy PCL (For. Reg.)	21,000	53,276
Home Product Center PCL (For. Reg.)	197,067	35,010
Indorama Ventures PCL (For. Reg.)	59,000	44,443
IRPC PCL (For. Reg.)	484,700	57,866
Kasikornbank PCL	26,900	136,488
Kasikornbank PCL (For. Reg.)	59,200	300,375
Krung Thai Bank PCL (For. Reg.)	160,455	79,817
Minor International PCL (For. Reg.)	83,970	69,816
PTT Exploration and Production PCL (For. Reg.)	64,444	171,277
PTT Global Chemical PCL (For. Reg.)	76,039	133,468
PTT PCL (For. Reg.)	47,600	441,092
Siam Cement PCL	1,400	21,092
Siam Cement PCL (For. Reg.)	18,100	272,683
Siam Commercial Bank PCL (For. Reg.)	75,300	325,344
Thai Oil PCL (For. Reg.)	38,800	53,215
Thai Union Frozen Products PCL (For. Reg.)	72,000	38,681
TMB PCL (For. Reg.)	576,200	38,326
True Corp. PCL (For. Reg.) (a)	377,932	116,022
TOTAL THAILAND		3,965,035
Turkey - 0.3%
Akbank T.A.S.	105,670	282,946
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,060	78,960
Arcelik A/S	11,647	61,364
Bim Birlesik Magazalar A/S JSC	9,733	165,079
Coca-Cola Icecek Sanayi A/S	3,209	46,089
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	83,855	78,677
Enka Insaat ve Sanayi A/S	23,681	42,899
Eregli Demir ve Celik Fabrikalari T.A.S.	66,789	100,264
Ford Otomotiv Sanayi A/S	3,001	35,738
Haci Omer Sabanci Holding A/S	43,996	150,511
Koc Holding A/S	29,525	131,052
Common Stocks - continued
	Shares	Value
Turkey - continued
Petkim Petrokimya Holding A/S	17,000	$ 25,521
TAV Havalimanlari Holding A/S	6,922	52,706
Tofas Turk Otomobil Fabrikasi A/S	7,004	45,874
Tupras Turkiye Petrol Rafinelleri A/S (a)	6,133	159,350
Turk Hava Yollari AO (a)	26,783	87,276
Turk Sise ve Cam Fabrikalari A/S	31,474	35,550
Turk Telekomunikasyon A/S	25,096	62,308
Turkcell Iletisim Hizmet A/S	41,287	188,960
Turkiye Garanti Bankasi A/S	111,386	328,550
Turkiye Halk Bankasi A/S	27,965	122,109
Turkiye Is Bankasi A/S Series C	74,240	144,670
Turkiye Vakiflar Bankasi TAO	35,761	53,943
Ulker Biskuvi Sanayi A/S	7,820	43,459
Yapi ve Kredi Bankasi A/S	38,368	52,752
TOTAL TURKEY		2,576,607
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	93,657	211,144
Aldar Properties PJSC (a)	144,862	106,100
Arabtec Holding Co. (a)	105,269	68,216
DP World Ltd.	7,597	172,832
Dubai Financial Market PJSC (a)	92,909	48,823
Dubai Islamic Bank Pakistan Ltd. (a)	47,720	97,447
Emaar Malls Group PJSC (a)	90,000	79,641
Emaar Properties PJSC	169,587	364,778
First Gulf Bank PJSC	41,334	174,441
National Bank of Abu Dhabi PJSC (a)	30,142	87,814
TOTAL UNITED ARAB EMIRATES		1,411,236
United Kingdom - 13.5%
3i Group PLC	46,488	401,830
Aberdeen Asset Management PLC	42,458	241,349
Admiral Group PLC	10,040	232,205
Aggreko PLC	11,894	222,891
Amec Foster Wheeler PLC	18,454	236,313
Anglo American PLC (United Kingdom)	65,376	824,325
Antofagasta PLC	18,045	159,780
ARM Holdings PLC	66,901	1,049,618
Ashtead Group PLC	23,643	362,390
Associated British Foods PLC	16,812	846,444
AstraZeneca PLC (United Kingdom)	59,626	4,025,265
Aviva PLC	188,999	1,536,784
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	13,981	$ 216,478
BAE Systems PLC	149,691	1,122,539
Barclays PLC	779,026	3,513,127
Barratt Developments PLC	47,100	467,066
BG Group PLC	161,289	2,744,295
BHP Billiton PLC	99,614	1,829,675
BP PLC	830,165	5,113,595
BP PLC sponsored ADR	5,120	189,286
British American Tobacco PLC (United Kingdom)	88,077	5,229,663
British Land Co. PLC	46,256	607,502
BT Group PLC	395,527	2,862,429
Bunzl PLC	16,174	463,234
Burberry Group PLC	21,233	533,521
Capita Group PLC	30,978	630,833
Carnival PLC	8,861	491,146
Carphone Warehouse Group PLC	46,276	329,393
Centrica PLC	243,741	1,014,401
Cobham PLC	52,769	215,329
Compass Group PLC	78,856	1,262,241
Croda International PLC	6,191	293,913
Diageo PLC	118,741	3,328,636
Direct Line Insurance Group PLC	66,441	379,649
easyJet PLC	7,372	189,265
Fresnillo PLC	9,792	98,937
G4S PLC (United Kingdom)	74,533	319,736
GKN PLC	76,144	378,729
GlaxoSmithKline PLC	229,531	4,988,849
Hammerson PLC	36,148	371,444
Hargreaves Lansdown PLC	12,422	232,398
HSBC Holdings PLC (United Kingdom)	907,378	8,195,846
ICAP PLC	27,184	219,264
IMI PLC	12,604	208,837
Imperial Tobacco Group PLC	45,284	2,379,653
Inmarsat PLC	21,651	300,244
InterContinental Hotel Group PLC	11,306	474,878
Intertek Group PLC	7,745	295,964
Intu Properties PLC	42,769	220,141
Investec PLC	24,914	227,800
ITV PLC	180,901	792,989
J Sainsbury PLC	63,318	261,935
Johnson Matthey PLC	9,779	445,161
Kingfisher PLC	111,426	627,661
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Land Securities Group PLC	37,334	$ 756,768
Legal & General Group PLC	282,596	1,150,511
Lloyds Banking Group PLC	2,693,486	3,507,481
London Stock Exchange Group PLC	14,892	607,217
Lonmin PLC (a)	5,486	4,468
Marks & Spencer Group PLC	77,901	661,213
Meggitt PLC	37,171	269,633
Melrose PLC	45,149	195,163
Merlin Entertainments PLC	35,287	228,965
Mondi PLC	17,403	418,532
National Grid PLC	176,233	2,345,437
Next PLC	6,995	872,807
Old Mutual PLC	236,289	782,651
Pearson PLC	38,474	722,013
Persimmon PLC	14,662	468,700
Prudential PLC	121,168	2,850,528
Reckitt Benckiser Group PLC	30,435	2,918,660
Relx PLC	53,148	927,924
Rexam PLC	34,319	298,252
Rio Tinto PLC	59,996	2,320,711
Rolls-Royce Group PLC	87,488	1,084,808
Royal & Sun Alliance Insurance Group PLC	46,856	376,108
Royal Bank of Scotland Group PLC (a)	120,174	640,945
Royal Dutch Shell PLC:
Class A (Netherlands)	17,513	502,306
Class A (United Kingdom)	165,592	4,746,423
Class A sponsored ADR	2,599	149,391
Class B (United Kingdom)	115,281	3,337,968
Royal Mail PLC	37,888	298,797
SABMiller PLC	45,764	2,404,519
Sage Group PLC	50,502	410,894
Schroders PLC	5,715	282,292
Scottish & Southern Energy PLC	46,711	1,105,135
Segro PLC	34,985	245,199
Severn Trent PLC	10,933	376,300
SKY PLC	48,468	862,867
Smith & Nephew PLC	41,991	780,430
Smiths Group PLC	18,781	331,128
Sports Direct International PLC (a)	13,497	166,935
Standard Chartered PLC (United Kingdom)	117,217	1,794,275
Standard Life PLC	92,807	658,571
Tate & Lyle PLC	21,495	182,944
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	154,241	$ 468,252
Tesco PLC	383,819	1,290,760
The Weir Group PLC	9,985	239,666
Travis Perkins PLC	12,035	422,311
Tullow Oil PLC	41,634	159,879
Unilever PLC	60,543	2,746,230
United Utilities Group PLC	32,488	452,555
Vodafone Group PLC	1,226,120	4,644,539
Vodafone Group PLC sponsored ADR	2,563	96,830
Whitbread PLC	8,531	691,434
William Hill PLC	41,825	264,465
WM Morrison Supermarkets PLC	104,973	299,174
TOTAL UNITED KINGDOM		119,028,840
United States of America - 0.0%
Southern Copper Corp.	7,273	202,626
TOTAL COMMON STOCKS (Cost $840,507,493)		847,295,092
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.5%
AES Tiete SA (PN) (non-vtg.)	3,600	19,241
Banco Bradesco SA (PN)	119,208	949,779
Banco do Estado Rio Grande do Sul SA	8,100	23,397
Braskem SA (PN-A)	6,900	25,271
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	24,693
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	7,600	166,474
Companhia Energetica de Minas Gerais (CEMIG) (PN)	35,687	98,391
Companhia Energetica de Sao Paulo Series B	9,600	53,636
Companhia Paranaense de Energia-Copel (PN-B)	3,900	40,185
Gerdau SA (PN)	38,600	66,514
Itau Unibanco Holding SA	143,938	1,264,521
Itausa-Investimentos Itau SA (PN)	161,972	397,367
Lojas Americanas SA (PN)	24,497	123,345
Oi SA (PN) (a)	18,884	26,694
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	190,300	583,580
Suzano Papel e Celulose SA	17,800	87,286
Telefonica Brasil SA	16,200	213,527
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	15,100	$ 17,332
Vale SA (PN-A)	88,700	379,519
TOTAL BRAZIL		4,560,752
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	28,772
Sociedad Quimica y Minera de Chile SA (PN-B)	4,060	55,336
TOTAL CHILE		84,108
Colombia - 0.1%
Banco Davivienda SA	5,567	51,185
Bancolombia SA (PN)	19,598	188,222
Grupo Aval Acciones y Valores SA	161,291	69,445
Grupo de Inversiones Suramerica SA	3,962	50,350
TOTAL COLOMBIA		359,202
France - 0.0%
Air Liquide SA (a)	826	107,543
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,548	199,410
FUCHS PETROLUB AG	3,079	133,823
Henkel AG & Co. KGaA	8,292	983,522
Porsche Automobil Holding SE (Germany)	7,200	541,578
Volkswagen AG	7,767	1,555,892
TOTAL GERMANY		3,414,225
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	298,411	309,705
Korea (South) - 0.1%
AMOREPACIFIC Corp.	400	68,608
Hyundai Motor Co.	1,219	109,246
Hyundai Motor Co. Series 2	1,709	150,961
LG Chemical Ltd.	514	80,668
Samsung Electronics Co. Ltd.	957	755,068
TOTAL KOREA (SOUTH)		1,164,551
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.0%
AK Transneft OAO (a)	69	$ 154,615
Surgutneftegas OJSC (a)	111,433	68,050
TOTAL RUSSIA		222,665
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,586,569)		10,222,751
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,718
Government Obligations - 0.4%

United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 2/4/16 to 3/3/16 (g) (Cost $3,996,822)		4,000,000	3,996,726
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	13,115,952	13,115,952
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,471,301	1,471,301
TOTAL MONEY MARKET FUNDS (Cost $14,587,253)		14,587,253
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $873,692,096)		876,115,540
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,596,796
NET ASSETS - 100%		$ 879,712,336
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
174 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	$ 16,286,400	$ 165,660
102 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	4,590,000	(183,825)
11 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2015	1,431,846	(44,557)
TOTAL EQUITY INDEX CONTRACTS		$ 22,308,246	$ (62,722)

The face value of futures purchased as a percentage of net assets is 2.5%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,471 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $933,123.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,476
Fidelity Securities Lending Cash Central Fund	129,487
Total	$ 154,963
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,576,892	$ 78,882,094	$ 22,543,586	$ 151,212
Consumer Staples	88,243,384	50,687,565	37,555,819	-
Energy	56,906,929	26,891,943	30,014,986	-
Financials	237,188,871	173,408,701	63,588,272	191,898
Health Care	82,304,615	34,419,115	47,791,719	93,781
Industrials	94,788,693	84,343,142	10,445,551	-
Information Technology	60,798,002	36,403,069	24,233,653	161,280
Materials	60,527,072	47,725,941	12,749,606	51,525
Telecommunication Services	45,483,756	17,951,444	27,435,779	96,533
Utilities	29,699,629	26,146,416	3,553,213	-
Corporate Bonds	13,718	-	13,718	-
Government Obligations	3,996,726	-	3,996,726	-
Money Market Funds	14,587,253	14,587,253	-	-
Total Investments in Securities:	$ 876,115,540	$ 591,446,683	$ 283,922,628	$ 746,229
Derivative Instruments:
Assets
Futures Contracts	$ 165,660	$ 165,660	$ -	$ -
Liabilities
Futures Contracts	$ (228,382)	$ (228,382)	$ -	$ -
Total Derivative Instruments:	$ (62,722)	$ (62,722)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 8,211,794
Level 2 to Level 1	$ 180,616,054
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $874,031,834. Net unrealized appreciation aggregated $2,083,706, of which $97,756,788 related to appreciated investment securities and $95,673,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015